UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-22487

DBX ETF Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, New York 10154

(Address of principal executive offices) (Zip code)

Freddi Klassen

DBX ETF Trust

345 Park Avenue

New York, New York 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code:             (212) 250-4352

Date of fiscal year end:             August 31

Date of reporting period:             May 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF

May 31, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.0%
Australia - 9.4%
Adelaide Brighton Ltd.	1,341	$5,521
AGL Energy Ltd.	628	12,319
Alumina Ltd. (a)	673	962
Amcor Ltd.	892	10,186
Ansell Ltd.	727	12,643
APA Group (b)	920	6,561
Aristocrat Leisure Ltd.	1,636	26,551
ASX Ltd.	314	11,950
Aurizon Holdings Ltd.	2,915	11,935
AusNet Services	4,952	6,249
Australia & New Zealand Banking Group Ltd.	43	897
Bendigo & Adelaide Bank Ltd.	98	822
BHP Billiton Ltd.	33	587
BlueScope Steel Ltd.	112	959
Boral Ltd.	1,365	6,961
Brambles Ltd.	658	5,080
Caltex Australia Ltd.	653	16,071
Challenger Ltd.	648	6,170
CIMIC Group Ltd.	68	2,050
Coca-Cola Amatil Ltd.	1,066	7,412
Cochlear Ltd.	128	13,968
Computershare Ltd.	842	9,033
Crown Resorts Ltd.	411	3,962
CSL Ltd.	83	7,989
CSR Ltd.	3,721	11,551
Dexus REIT	7,685	59,442
Downer EDI Ltd.	1,824	8,690
DuluxGroup Ltd.	813	4,261
Flight Centre Travel Group Ltd. (a)	22	586
Goodman Group REIT	5,329	33,721
GPT Group REIT	6,928	27,025
Harvey Norman Holdings Ltd. (a)	1,606	4,507
Healthscope Ltd.	807	1,214
Incitec Pivot Ltd.	2,069	5,268
Insurance Australia Group Ltd.	448	2,121
IOOF Holdings Ltd. (a)	417	2,809
LendLease Group (b)	1,160	14,102
Macquarie Atlas Roads Group (b)	1,250	5,444
Macquarie Group Ltd.	95	6,340
Magellan Financial Group Ltd.	94	1,762
Medibank Pvt Ltd.	5,131	10,504
Metcash Ltd.*	5,130	7,829
Mirvac Group REIT	28,373	48,159
National Australia Bank Ltd.	20	448
Newcrest Mining Ltd.	57	897
Nufarm Ltd.	149	1,097
Oil Search Ltd.	177	937
Orica Ltd.	1,051	15,398
Origin Energy Ltd.*	254	1,456
Orora Ltd.	6,133	12,830
OZ Minerals Ltd.	139	756
Perpetual Ltd.	175	6,926
Platinum Asset Management Ltd.	103	326
Qantas Airways Ltd.	411	1,533
QBE Insurance Group Ltd.	467	4,485
Ramsay Health Care Ltd.	168	8,621
REA Group Ltd.	48	2,293
Scentre Group REIT	8,133	25,793
SEEK Ltd.	398	5,004
Shopping Centres Australasia Property Group REIT	3,750	6,449
Sonic Healthcare Ltd.	900	15,517
Star Entertainment Group Ltd.	472	1,820
Stockland REIT	5,434	19,094
Suncorp Group Ltd.	119	1,226
Sydney Airport (b)	213	1,180
Tabcorp Holdings Ltd.	2,548	8,688
Tatts Group Ltd.	1,634	5,109
Telstra Corp. Ltd.	613	2,008
Transurban Group (b)	138	1,266
Treasury Wine Estates Ltd.	294	2,850
Vicinity Centres REIT	4,169	8,566
Wesfarmers Ltd.	220	6,993
Westfield Corp. REIT	1,442	9,103
Westpac Banking Corp.	27	613
Woodside Petroleum Ltd.	569	13,618
Woolworths Ltd.	493	9,561

		644,634

Austria - 0.4%
ANDRITZ AG	78	4,685
Erste Group Bank AG*	13	472
OMV AG	182	9,497
Telekom Austria AG*	343	2,813
Vienna Insurance Group AG Wiener Versicherung Gruppe	27	742
voestalpine AG	218	9,881

		28,090

Belgium - 1.1%
Ackermans & van Haaren NV	22	3,752
Ageas (a)	42	1,698
bpost SA	167	4,066
Colruyt SA	89	4,929
Groupe Bruxelles Lambert SA	110	10,698
KBC Group NV	12	904
Proximus SADP	184	6,620

Sofina SA	59	8,638
Solvay SA	67	8,770
Telenet Group Holding NV*	29	1,924
UCB SA	20	1,413
Umicore SA	333	22,078

		75,490

Canada - 6.2%
Agnico Eagle Mines Ltd.	10	483
Agrium, Inc.	193	17,835
Alimentation Couche-Tard, Inc., Class B	264	12,212
ARC Resources Ltd.	411	5,133
Bank of Montreal	35	2,349
Bank of Nova Scotia	55	3,104
Barrick Gold Corp.	19	314
BCE, Inc.	67	3,036
Brookfield Asset Management, Inc., Class A	168	6,361
Canadian Imperial Bank of Commerce	165	12,902
Canadian National Railway Co.	93	7,211
Canadian Natural Resources Ltd.	34	980
Canadian Pacific Railway Ltd.	55	8,703
Canadian Tire Corp. Ltd., Class A	238	27,093
Canadian Utilities Ltd., Class A	250	7,566
Cenovus Energy, Inc.	84	749
CGI Group, Inc., Class A*	287	14,230
CI Financial Corp.	542	10,774
Constellation Software, Inc.	17	8,792
Enbridge, Inc.	40	1,540
Fairfax Financial Holdings Ltd.	1	439
Fortis, Inc.	109	3,589
George Weston Ltd.	73	6,600
Great-West Lifeco, Inc.	89	2,213
Husky Energy, Inc.*	135	1,554
Hydro One Ltd., 144A	169	2,970
IGM Financial, Inc.	360	10,496
Imperial Oil Ltd.	53	1,500
Intact Financial Corp.	160	10,990
Inter Pipeline Ltd.	423	8,377
Loblaw Cos. Ltd.	85	4,805
Magna International, Inc.	766	34,293
Manulife Financial Corp.	681	11,763
Metro, Inc.	464	15,541
National Bank of Canada	35	1,381
Pembina Pipeline Corp.	285	9,109
Potash Corp. of Saskatchewan, Inc.	178	2,940
Power Corp. of Canada	433	9,239
Power Financial Corp.	164	3,915
Restaurant Brands International, Inc.	292	17,868
RioCan Real Estate Investment Trust REIT	855	16,015
Rogers Communications, Inc., Class B	375	17,491
Royal Bank of Canada	49	3,387
Saputo, Inc.	329	10,985
Shaw Communications, Inc., Class B	1,086	23,204
SNC-Lavalin Group, Inc.	47	1,804
Sun Life Financial, Inc.	354	11,624
Suncor Energy, Inc.	54	1,690
TELUS Corp.	152	5,170
Thomson Reuters Corp.	149	6,500
Toronto-Dominion Bank	90	4,291
Tourmaline Oil Corp.*	74	1,480
TransCanada Corp.	53	2,461
Waste Connections, Inc.	50	4,758

		421,809

China - 0.4%
AAC Technologies Holdings, Inc.	417	4,464
China Mengniu Dairy Co. Ltd.	3,530	7,139
FIH Mobile Ltd.	1,179	371
Minth Group Ltd.*	614	2,498
Tingyi Cayman Islands Holding Corp.	2,043	2,496
Uni-President China Holdings Ltd.	2,267	1,693
Want Want China Holdings Ltd.	5,813	4,080
Yangzijiang Shipbuilding Holdings Ltd.	5,700	5,233

		27,974

Denmark - 1.1%
A.P. Moller - Maersk A/S, Class B	1	1,906
Carlsberg A/S, Class B	52	5,667
Chr Hansen Holding A/S	29	2,033
Coloplast A/S, Class B	45	3,857
Danske Bank A/S	88	3,308
DONG Energy A/S, 144A	68	2,971
DSV A/S	54	3,290
Genmab A/S*	5	1,068
H Lundbeck A/S	39	2,083
ISS A/S	348	14,439
Novozymes A/S, Class B	95	4,305
Pandora A/S	30	2,845
TDC A/S	3,566	21,307
Tryg A/S	205	4,220
Vestas Wind Systems A/S	9	800

William Demant Holding A/S*	109	2,862

		76,961

Finland - 2.3%
Elisa OYJ	198	7,719
Fortum OYJ	137	2,184
Huhtamaki OYJ	160	6,222
Kesko OYJ, Class B	358	18,615
Kone OYJ, Class B	125	6,200
Metso OYJ	168	5,720
Neste OYJ	278	11,063
Nokian Renkaat OYJ	189	7,732
Orion OYJ, Class B	344	22,281
Sampo OYJ, Class A	89	4,527
Stora Enso OYJ, Class R	1,145	14,498
UPM-Kymmene OYJ	1,466	41,378
Wartsila OYJ Abp	190	11,292

		159,431

France - 5.6%
Aeroports de Paris (a)	14	2,142
Air Liquide SA	20	2,440
Airbus SE	30	2,465
Alstom SA*	168	5,890
Amundi SA, 144A	22	1,507
Arkema SA	124	12,971
Atos SE	97	13,929
AXA SA	18	481
BioMerieux	32	6,747
BNP Paribas SA (a)	5	353
Bollore SA	195	899
Bouygues SA	145	6,217
Bureau Veritas SA	182	4,176
Capgemini SE	80	8,291
Carrefour SA*	245	6,404
Casino Guichard Perrachon SA	140	8,641
Christian Dior SE	23	6,575
Cie de Saint-Gobain	209	11,698
Cie Generale des Etablissements Michelin	293	36,902
Cie Plastic Omnium SA	44	1,637
Danone SA	34	2,526
Dassault Aviation SA	3	4,479
Dassault Systemes SE (a)	32	2,956
Edenred (a)	252	6,654
Eiffage SA	88	8,010
Electricite de France SA	50	539
Engie SA (a)	137	2,093
Essilor International SA	24	3,194
Euler Hermes Group	45	4,737
Eurazeo SA	24	1,719
Faurecia	69	3,626
Fonciere Des Regions REIT	30	2,799
Gecina SA REIT	72	11,080
Groupe Eurotunnel SE	70	825
Hermes International	4	1,979
Imerys SA	47	4,081
Ingenico Group SA	13	1,265
Ipsen SA	88	11,108
JCDecaux SA (a)	18	596
Kering	15	4,966
Klepierre REIT	97	4,055
Lagardere SCA	218	6,859
Legrand SA*	159	10,912
L’Oreal SA	8	1,713
LVMH Moet Hennessy Louis Vuitton SE	10	2,554
Orange SA (a)	372	6,542
Orpea	30	3,407
Pernod Ricard SA	14	1,903
Publicis Groupe SA (a)	29	2,222
Remy Cointreau SA	20	2,192
Renault SA*(a)	5	467
Rexel SA	795	14,018
Safran SA	84	7,443
Sanofi	13	1,289
Sartorius Stedim Biotech	18	1,418
Schneider Electric SE*	89	6,862
SCOR SE	119	4,690
SEB SA	60	10,539
Societe BIC SA	23	2,813
Societe Generale SA (a)	7	367
Sodexo SA	87	11,882
Suez (a)	259	4,730
Teleperformance*	37	4,845
Thales SA	98	10,835
TOTAL SA (a)	15	797
Unibail-Rodamco SE REIT	29	7,489
Valeo SA	244	17,003
Veolia Environnement SA	145	3,194
Vinci SA	85	7,430
Vivendi SA	164	3,560
Zodiac Aerospace	77	2,042

		385,669

Germany - 5.1%
adidas AG	49	9,381
Allianz SE	8	1,537
Axel Springer SE	27	1,699
BASF SE	29	2,734
Bayer AG	14	1,859
Bayerische Motoren Werke AG	9	843
Beiersdorf AG	29	3,118

Brenntag AG	128	7,413
Continental AG	14	3,117
Covestro AG, 144A	104	7,786
Daimler AG	14	1,017
Deutsche Lufthansa AG	232	4,512
Deutsche Post AG	422	15,430
Deutsche Telekom AG*	102	2,033
Deutsche Wohnen AG	850	33,373
E.ON SE	1,180	10,334
Evonik Industries AG	365	12,582
Fielmann AG	30	2,417
Fraport AG Frankfurt Airport Services Worldwide	60	4,869
Fresenius Medical Care AG & Co. KGaA	29	2,777
Fresenius SE & Co. KGaA	39	3,342
FUCHS PETROLUB SE	72	3,433
GEA Group AG	72	2,961
Hannover Rueck SE	34	4,053
HeidelbergCement AG	54	5,033
Hella KGaA Hueck & Co.	54	2,741
Henkel AG & Co. KGaA	15	1,865
HOCHTIEF AG	47	8,654
HUGO BOSS AG (a)	132	9,950
Infineon Technologies AG	454	10,052
Innogy SE, 144A	103	4,231
K+S AG	168	4,303
KION Group AG	70	5,184
LANXESS AG	154	11,504
LEG Immobilien AG	22	2,076
Linde AG	62	11,849
MAN SE	15	1,587
Merck KGaA	29	3,504
METRO AG	383	12,834
MTU Aero Engines AG	163	23,022
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	14	2,767
OSRAM Licht AG	62	4,753
ProSiebenSat.1 Media SE	94	3,995
Rational AG	1	540
RWE AG*	642	13,052
SAP SE	10	1,073
Siemens AG	23	3,286
Suedzucker AG	73	1,563
Symrise AG	54	3,884
Talanx AG	25	927
Telefonica Deutschland Holding AG	130	647
thyssenkrupp AG	179	4,752
TUI AG	962	14,878
Uniper SE*	766	14,949
United Internet AG	57	3,139
Vonovia SE	117	4,602
Wacker Chemie AG	17	1,866
Wirecard AG (a)	84	5,604
Zalando SE, 144A*	10	478

		347,764

Hong Kong - 4.1%
AIA Group Ltd.	170	1,205
ASM Pacific Technology Ltd.	85	1,220
Bank of East Asia Ltd.	296	1,250
BOC Hong Kong Holdings Ltd.	299	1,349
Cafe de Coral Holdings Ltd.	1,870	6,131
Cathay Pacific Airways Ltd.	366	535
Champion REIT	12,351	8,052
Cheung Kong Infrastructure Holdings Ltd.	88	758
Cheung Kong Property Holdings Ltd.	706	5,300
China Travel International Investment Hong Kong Ltd.	1,964	562
Chow Tai Fook Jewellery Group Ltd.	3,214	3,362
CK Hutchison Holdings Ltd.	173	2,256
CLP Holdings Ltd.	928	10,146
Dah Sing Financial Holdings Ltd.	79	604
First Pacific Co. Ltd.	3,092	2,420
Galaxy Entertainment Group Ltd.	99	572
Great Eagle Holdings Ltd.	810	3,992
Hang Lung Group Ltd.	1,335	5,534
Hang Lung Properties Ltd.	1,890	4,887
Hang Seng Bank Ltd.	49	1,034
Henderson Land Development Co. Ltd.	798	5,156
Hong Kong & China Gas Co. Ltd.	2,592	5,542
Hong Kong Exchanges & Clearing Ltd.	48	1,212
Hongkong Land Holdings Ltd.	1,700	12,852
Hopewell Highway Infrastructure Ltd.	5,270	2,949
Hopewell Holdings Ltd.	2,928	10,991
Hysan Development Co. Ltd.	487	2,300
Johnson Electric Holdings Ltd.	379	1,367
Kerry Logistics Network Ltd.	915	1,346
Kerry Properties Ltd.	2,325	8,220
Li & Fung Ltd.	2,490	1,026
Lifestyle International Holdings Ltd.	1,480	1,975
Link REIT	6,837	53,959
MTR Corp. Ltd.	449	2,558

New World Development Co. Ltd.	3,082	3,836
NWS Holdings Ltd.	4,724	9,142
Orient Overseas International Ltd.*	310	1,967
PCCW Ltd.	4,187	2,439
Power Assets Holdings Ltd.	527	4,721
Sa Sa International Holdings Ltd.	4,167	1,973
Shangri-La Asia Ltd.	1,110	1,698
Shun Tak Holdings Ltd.	628	219
Sino Land Co. Ltd.	3,889	6,767
SJM Holdings Ltd.	3,914	3,797
Sun Art Retail Group Ltd.	7,580	7,004
Sun Hung Kai Properties Ltd.	365	5,401
Swire Pacific Ltd., Class A	641	6,309
Swire Properties Ltd.	1,092	3,644
Techtronic Industries Co. Ltd.	631	2,984
Television Broadcasts Ltd.	692	2,606
Towngas China Co. Ltd.*	1,988	1,235
VTech Holdings Ltd.	443	6,748
WH Group Ltd., 144A	3,306	3,097
Wharf Holdings Ltd.	822	6,994
Wheelock & Co. Ltd.	1,480	11,073
Xinyi Glass Holdings Ltd.*	7,447	7,320
Yue Yuen Industrial Holdings Ltd.	1,914	7,627

		281,223

Ireland - 1.0%
CRH PLC	549	19,788
DCC PLC	107	10,187
Glanbia PLC	135	2,748
James Hardie Industries PLC CDI	409	5,962
Kerry Group PLC, Class A	39	3,446
Kingspan Group PLC	282	9,783
Paddy Power Betfair PLC	30	3,125
Ryanair Holdings PLC*	95	1,923
Smurfit Kappa Group PLC	497	13,993

		70,955

Israel - 1.2%
Airport City Ltd.*	128	1,730
Alony Hetz Properties & Investments Ltd.	392	3,888
Amot Investments Ltd.	668	3,361
Azrieli Group Ltd.	44	2,366
Bank Hapoalim BM	755	5,030
Bank Leumi Le-Israel BM*	1,269	6,210
Bezeq The Israeli Telecommunication Corp. Ltd.	1,680	2,916
Delek Automotive Systems Ltd.	230	2,017
Elbit Systems Ltd.	118	14,353
First International Bank of Israel Ltd.	44	773
Frutarom Industries Ltd.	18	1,171
Gazit-Globe Ltd.	120	1,171
Harel Insurance Investments & Financial Services Ltd.	277	1,632
Israel Chemicals Ltd.	1,058	4,484
Israel Corp. Ltd.*	8	1,493
Israel Discount Bank Ltd., Class A*	1,290	3,355
Melisron Ltd.	65	3,375
Mizrahi Tefahot Bank Ltd.	294	5,239
Nice Ltd.	129	10,041
Oil Refineries Ltd.	1,116	475
Paz Oil Co. Ltd.	15	2,578
Shikun & Binui Ltd.	474	1,152
Strauss Group Ltd.	115	2,099
Tower Semiconductor Ltd.*	34	882

		81,791

Italy - 1.0%
Assicurazioni Generali SpA	82	1,295
Atlantia SpA	82	2,285
Buzzi Unicem SpA	39	1,013
Buzzi Unicem SpA-RSP	64	964
Davide Campari-Milano SpA	378	2,646
Enel SpA	1,264	6,763
Eni SpA	59	935
Ferrari NV	84	7,273
Italgas SpA	987	5,230
Leonardo SpA	74	1,305
Luxottica Group SpA	13	789
Moncler SpA	182	4,437
Poste Italiane SpA, 144A	74	521
PRADA SpA*	223	940
Prysmian SpA	584	16,267
Recordati SpA	198	7,973
Salvatore Ferragamo SpA	22	615
Snam SpA	1,334	6,123
Terna Rete Elettrica Nazionale SpA	137	775

		68,149

Japan - 25.3%
ABC-Mart, Inc.	100	5,851
Advantest Corp.	100	1,790
Aeon Co. Ltd.	400	6,051
Aeon Mall Co. Ltd.	100	1,875
Air Water, Inc.	500	9,007
Aisin Seiki Co. Ltd.	500	24,687
Ajinomoto Co., Inc.	100	2,144
Alfresa Holdings Corp.	400	7,726
Amada Holdings Co. Ltd.	300	3,500
ANA Holdings, Inc.	1,000	3,282

Aoyama Trading Co. Ltd.	100	3,613
Aozora Bank Ltd.	1,000	3,680
Asahi Glass Co. Ltd.	1,000	8,175
Asahi Group Holdings Ltd.	100	3,998
Asahi Kasei Corp.	1,000	9,626
Asics Corp.	100	1,678
Astellas Pharma, Inc.	500	6,323
Autobacs Seven Co. Ltd.	300	4,739
Azbil Corp.	300	10,946
Bandai Namco Holdings, Inc.	300	10,729
Benesse Holdings, Inc.	100	3,676
Bic Camera, Inc.	400	4,257
Bridgestone Corp.	100	4,207
Calbee, Inc.	200	7,759
Canon Marketing Japan, Inc.	300	6,288
Canon, Inc.	100	3,418
Chubu Electric Power Co., Inc.	300	4,079
Chugai Pharmaceutical Co. Ltd.	100	3,807
Chugoku Bank Ltd.	100	1,407
Citizen Watch Co. Ltd.	300	1,961
Coca-Cola Bottlers Japan, Inc.	175	5,649
COMSYS Holdings Corp.	500	10,607
Concordia Financial Group Ltd.	1,200	5,533
Cosmo Energy Holdings Co. Ltd.	100	1,458
Dai Nippon Printing Co. Ltd.	1,000	11,132
Daicel Corp.	400	4,742
Daifuku Co. Ltd.	100	3,052
Dai-ichi Life Holdings, Inc.	100	1,668
Daiichi Sankyo Co. Ltd.	300	6,588
Daikin Industries Ltd.	100	9,816
Daikyo, Inc.	1,000	2,035
Daito Trust Construction Co. Ltd.	100	15,798
Daiwa House Industry Co. Ltd.	100	3,273
Denka Co. Ltd.	3,000	15,111
Denso Corp.	300	12,807
DIC Corp.	300	10,322
Disco Corp.	11	1,900
Don Quijote Holdings Co. Ltd.	100	3,916
Ebara Corp.	100	2,835
Electric Power Development Co. Ltd.	300	7,978
Exedy Corp.	300	8,206
Ezaki Glico Co. Ltd.	100	5,652
FamilyMart UNY Holdings Co. Ltd.	269	15,130
FP Corp.	100	5,281
Fuji Electric Co. Ltd.	3,000	16,087
FUJIFILM Holdings Corp.	100	3,651
Fujikura Ltd.	900	7,723
Fujitsu Ltd.	1,000	7,305
Furukawa Electric Co. Ltd.	300	13,442
Glory Ltd.	100	3,400
Gunma Bank Ltd.	300	1,595
H2O Retailing Corp.	100	1,679
Hachijuni Bank Ltd.	300	1,728
Hakuhodo DY Holdings, Inc.	1,000	13,248
Hamamatsu Photonics KK	100	3,188
Hankyu Hanshin Holdings, Inc.	100	3,604
Haseko Corp.	100	1,271
Heiwa Corp.	300	6,535
Hino Motors Ltd.	300	3,649
Hitachi Chemical Co. Ltd.	500	13,813
Hitachi Construction Machinery Co. Ltd.	300	6,969
Hitachi High-Technologies Corp.	100	3,979
Hitachi Kokusai Electric, Inc.	100	2,365
Hitachi Ltd.	1,000	6,047
Hitachi Metals Ltd.	500	6,669
Hitachi Transport System Ltd.	100	2,261
Hokuhoku Financial Group, Inc.	100	1,471
Honda Motor Co. Ltd.	100	2,819
Horiba Ltd.	100	6,131
House Foods Group, Inc.	300	7,539
Hoya Corp.	100	4,932
Ibiden Co. Ltd.	300	5,385
Idemitsu Kosan Co. Ltd.	300	8,410
Iida Group Holdings Co. Ltd.	100	1,653
Inpex Corp.	500	4,605
Isetan Mitsukoshi Holdings Ltd.	300	3,030
Isuzu Motors Ltd.	500	6,117
Ito En Ltd.	100	4,142
ITOCHU Corp.	500	7,112
Itochu Techno-Solutions Corp.	300	10,241
Itoham Yonekyu Holdings, Inc.	900	8,423
Iyo Bank Ltd.	100	721
Izumi Co. Ltd.	100	5,453
J. Front Retailing Co. Ltd.	300	4,246
JFE Holdings, Inc.	100	1,670
JSR Corp.	700	11,761
JTEKT Corp.	100	1,504
JXTG Holdings, Inc.	5,050	22,029
Kagome Co. Ltd.	400	12,787
Kajima Corp.	1,000	7,695
Kandenko Co. Ltd.	2,000	20,437
Kansai Electric Power Co., Inc.	300	4,206
Kansai Paint Co. Ltd.	400	8,663
Kao Corp.	100	6,315
Kawasaki Kisen Kaisha Ltd.*	1,000	2,595
Keisei Electric Railway Co. Ltd.	100	2,554
Kewpie Corp.	100	2,613

Kinden Corp.	400	6,142
Kintetsu Group Holdings Co. Ltd.	1,000	3,861
Kirin Holdings Co. Ltd.	500	10,564
Kissei Pharmaceutical Co. Ltd.	100	2,570
Koito Manufacturing Co. Ltd.	100	5,272
Komatsu Ltd.	400	9,526
Komeri Co. Ltd.	100	2,539
Konami Holdings Corp.	300	14,758
Konica Minolta, Inc.	100	788
K’s Holdings Corp.	300	6,185
Kubota Corp.	300	4,753
Kuraray Co. Ltd.	1,900	34,208
Kurita Water Industries Ltd.	300	7,951
Kyocera Corp.	300	17,311
KYORIN Holdings, Inc.	100	2,063
Kyushu Electric Power Co., Inc.	100	1,241
Kyushu Financial Group, Inc.	400	2,463
Kyushu Railway Co.	26	883
Lintec Corp.	300	7,121
Lion Corp.	6	127
M3, Inc.	100	2,880
Mabuchi Motor Co. Ltd.	100	5,643
Makita Corp.	200	7,542
Marubeni Corp.	2,200	13,608
Maruichi Steel Tube Ltd.	300	8,803
Mazda Motor Corp.	100	1,365
Mebuki Financial Group, Inc.	100	392
Medipal Holdings Corp.	100	1,843
MINEBEA MITSUMI, Inc.	100	1,634
MISUMI Group, Inc.	400	9,043
Mitsubishi Chemical Holdings Corp.	2,200	16,681
Mitsubishi Corp.	300	6,017
Mitsubishi Electric Corp.	500	6,904
Mitsubishi Gas Chemical Co., Inc.	800	16,523
Mitsubishi Materials Corp.	100	2,826
Mitsubishi Shokuhin Co. Ltd.	100	2,989
Mitsubishi Tanabe Pharma Corp.	300	6,682
Mitsubishi UFJ Financial Group, Inc.	100	625
Mitsubishi UFJ Lease & Finance Co. Ltd.	300	1,533
Mitsui & Co. Ltd.	400	5,409
Mitsui Chemicals, Inc.	1,000	4,974
Mitsui Engineering & Shipbuilding Co. Ltd.	1,000	1,374
Mitsui OSK Lines Ltd.	1,000	2,876
Miura Co. Ltd.	100	1,953
Mizuho Financial Group, Inc.	800	1,395
MS&AD Insurance Group Holdings, Inc.	100	3,513
Nabtesco Corp.	100	2,939
Nagase & Co. Ltd.	900	12,859
Nagoya Railroad Co. Ltd.	1,000	4,675
NGK Insulators Ltd.	100	2,011
NGK Spark Plug Co. Ltd.	300	6,107
NHK Spring Co. Ltd.	800	8,428
Nichirei Corp.	100	2,867
Nihon Kohden Corp.	100	2,234
Nihon M&A Center, Inc.	300	11,869
Nikon Corp.	300	4,631
Nippon Express Co. Ltd.	1,000	6,176
Nippon Paint Holdings Co. Ltd.	100	3,983
Nippon Paper Industries Co. Ltd.	100	1,903
Nippon Shokubai Co. Ltd.	300	18,339
Nippon Steel & Sumitomo Metal Corp.	300	6,393
Nippon Yusen KK*	1,000	1,818
Nissan Chemical Industries Ltd.	400	14,053
Nissan Motor Co. Ltd.	300	2,880
Nisshin Seifun Group, Inc.	300	4,962
Nisshinbo Holdings, Inc.	100	947
Nissin Foods Holdings Co. Ltd.	100	6,321
Nitto Denko Corp.	100	8,040
NOK Corp.	300	6,576
Nomura Holdings, Inc.	300	1,800
Nomura Real Estate Holdings, Inc.	100	2,158
Nomura Research Institute Ltd.	210	8,004
NS Solutions Corp.	100	2,402
NSK Ltd.	400	4,775
NTT DOCOMO, Inc.	100	2,457
Obayashi Corp.	500	5,534
Oji Holdings Corp.	3,000	14,731
Omron Corp.	300	12,560
Oracle Corp.	100	5,896
ORIX Corp.	100	1,581
Osaka Gas Co. Ltd.	5,000	19,772
OSG Corp.	100	2,037
Otsuka Corp.	100	6,158
Otsuka Holdings Co. Ltd.	100	4,517
Panasonic Corp.	300	3,854
Park24 Co. Ltd.	200	5,588
Pigeon Corp.	100	3,454
Recruit Holdings Co. Ltd.	100	5,308
Rengo Co. Ltd.	400	2,246
Resona Holdings, Inc.	900	4,612
Rohm Co. Ltd.	100	8,039
Rohto Pharmaceutical Co. Ltd.	100	2,083

San-In Godo Bank Ltd.	100	753
Sankyo Co. Ltd.	100	3,359
Santen Pharmaceutical Co. Ltd.	300	4,137
Sanwa Holdings Corp.	800	8,840
Sapporo Holdings Ltd.	100	2,903
Secom Co. Ltd.	100	7,323
Sega Sammy Holdings, Inc.	100	1,271
Seibu Holdings, Inc.	100	1,861
Seiko Epson Corp.	100	2,101
Seino Holdings Co. Ltd.	400	5,024
Sekisui Chemical Co. Ltd.	1,000	17,597
Sekisui House Ltd.	100	1,718
Senshu Ikeda Holdings, Inc.	300	1,226
Seven & i Holdings Co. Ltd.	100	4,257
Shiga Bank Ltd.	1,000	4,928
Shimachu Co. Ltd.	300	7,005
Shimadzu Corp.	100	1,937
Shimizu Corp.	1,000	10,092
Shin-Etsu Chemical Co. Ltd.	100	8,981
Shinsei Bank Ltd.	1,000	1,619
Shiseido Co. Ltd.	100	3,371
Showa Denko KK	300	5,841
Showa Shell Sekiyu KK	300	2,756
Skylark Co. Ltd.	100	1,574
Sojitz Corp.	1,200	2,897
Sompo Holdings, Inc.	100	3,865
Sony Corp.	100	3,648
Sony Financial Holdings, Inc.	100	1,542
Sotetsu Holdings, Inc.	1,000	4,784
Stanley Electric Co. Ltd.	300	9,047
Subaru Corp.	100	3,387
Sugi Holdings Co. Ltd.	100	5,335
Sumitomo Chemical Co. Ltd.	1,000	5,227
Sumitomo Corp.	1,400	17,882
Sumitomo Dainippon Pharma Co. Ltd.	100	1,528
Sumitomo Electric Industries Ltd.	1,400	22,225
Sumitomo Forestry Co. Ltd.	300	4,785
Sumitomo Heavy Industries Ltd.	1,000	6,529
Sumitomo Mitsui Financial Group, Inc.	100	3,594
Sumitomo Osaka Cement Co. Ltd.	1,000	4,377
Sumitomo Rubber Industries Ltd.	400	6,829
Suruga Bank Ltd.	100	2,171
Suzuken Co. Ltd.	200	6,583
Suzuki Motor Corp.	700	33,011
T&D Holdings, Inc.	100	1,417
Tadano Ltd.	100	1,228
Taiheiyo Cement Corp.	3,000	9,658
Taisei Corp.	1,000	8,554
Taiyo Nippon Sanso Corp.	300	3,049
Taiyo Yuden Co. Ltd.	100	1,422
Takara Holdings, Inc.	100	1,042
Teijin Ltd.	400	7,484
Temp Holdings Co. Ltd.	300	5,933
Terumo Corp.	100	4,069
THK Co. Ltd.	100	2,799
TIS, Inc.	100	2,903
Tobu Railway Co. Ltd.	1,000	5,344
Toho Co. Ltd.	100	2,961
Toho Gas Co. Ltd.	3,000	23,168
Tohoku Electric Power Co., Inc.	300	4,460
Tokai Rika Co. Ltd.	100	1,837
Tokyo Broadcasting System Holdings, Inc.	100	1,659
Tokyo Electron Ltd.	13	1,844
Tokyo Gas Co. Ltd.	4,000	20,798
Toppan Printing Co. Ltd.	1,000	11,032
Toray Industries, Inc.	1,000	8,364
Tosoh Corp.	1,000	8,509
TOTO Ltd.	100	3,816
Toyo Seikan Group Holdings Ltd.	100	1,601
Toyo Suisan Kaisha Ltd.	100	3,902
Toyobo Co. Ltd.	1,000	1,763
Toyoda Gosei Co. Ltd.	400	9,629
Toyota Boshoku Corp.	100	1,932
Toyota Industries Corp.	100	5,037
Toyota Tsusho Corp.	300	9,210
TS Tech Co. Ltd.	100	2,817
Tsumura & Co.	100	3,658
TV Asahi Holdings Corp.	100	1,752
Ube Industries Ltd.	4,000	9,513
Unicharm Corp.	100	2,709
Ushio, Inc.	100	1,286
USS Co. Ltd.	300	6,047
Welcia Holdings Co. Ltd.	100	3,662
West Japan Railway Co.	100	6,952
Yahoo Japan Corp.	100	450
Yakult Honsha Co. Ltd.	100	7,081
Yamada Denki Co. Ltd.	300	1,576
Yamaha Corp.	100	3,237
Yamaha Motor Co. Ltd.	100	2,515
Yamato Holdings Co. Ltd.	100	2,176
Yamato Kogyo Co. Ltd.	100	2,403
Yamazaki Baking Co. Ltd.	200	4,151
Yaskawa Electric Corp.	300	5,982
Yokogawa Electric Corp.	500	8,686
Yokohama Rubber Co. Ltd.	100	1,953

Zensho Holdings Co. Ltd.	300	5,472

		1,734,387

Jersey Island - 0.0%
Randgold Resources Ltd.	14	1,331

Jordan - 0.0%
Hikma Pharmaceuticals PLC	49	1,068

Luxembourg - 0.2%
Eurofins Scientific SE	4	2,126
L’Occitane International SA	847	1,683
RTL Group SA	42	3,272
SES SA	42	1,040
Tenaris SA	88	1,331

		9,452

Macau - 0.0%
MGM China Holdings Ltd.	368	817
Sands China Ltd.	70	323

		1,140

Netherlands - 1.8%
ABN AMRO Group NV, 144A (a)	28	723
Aegon NV	115	573
Akzo Nobel NV	170	14,244
ASML Holding NV	15	1,982
Boskalis Westminster	270	9,316
EXOR NV	340	18,983
Gemalto NV (a)	20	1,188
GrandVision NV, 144A	19	500
Heineken Holding NV	45	4,187
Heineken NV	10	986
ING Groep NV	72	1,206
Koninklijke Ahold Delhaize NV	1,047	23,111
Koninklijke DSM NV	209	15,572
Koninklijke Philips NV (a)	275	9,729
Koninklijke Vopak NV	32	1,450
NN Group NV	88	3,167
QIAGEN NV*	145	4,887
Randstad Holding NV	70	4,054
Wolters Kluwer NV	210	9,221

		125,079

New Zealand - 1.2%
Air New Zealand Ltd.	1,041	2,120
Auckland International Airport Ltd.	247	1,225
Contact Energy Ltd.	852	3,120
Fisher & Paykel Healthcare Corp. Ltd.	559	4,245
Fletcher Building Ltd.	5,673	30,440
Kiwi Property Group Ltd.	10,827	11,066
Mercury NZ Ltd.	961	2,217
Meridian Energy Ltd.	965	1,952
Ryman Healthcare Ltd.	987	5,835
SKY Network Television Ltd.	1,286	3,295
SKYCITY Entertainment Group Ltd.	424	1,318
Spark New Zealand Ltd.	5,756	15,361
Vector Ltd.	787	1,838

		84,032

Norway - 1.0%
DNB ASA	150	2,549
Gjensidige Forsikring ASA	102	1,649
Marine Harvest ASA*	1,167	20,507
Norsk Hydro ASA	3,367	18,201
Orkla ASA	921	9,235
Schibsted ASA, Class A	15	358
Statoil ASA	20	349
Telenor ASA	312	5,168
Yara International ASA	299	11,151

		69,167

Portugal - 0.3%
EDP - Energias de Portugal SA	1,591	5,857
Galp Energia SGPS SA	229	3,536
Jeronimo Martins SGPS SA	418	8,329

		17,722

Russia - 0.0%
Polymetal International PLC	90	1,174
United Co. RUSAL PLC	830	407

		1,581

Singapore - 2.2%
Ascendas Real Estate Investment Trust REIT	2,400	4,545
BOC Aviation Ltd., 144A	413	2,125
CapitaLand Commercial Trust REIT	3,000	3,600
CapitaLand Ltd.	2,700	6,948
CapitaLand Mall Trust REIT	2,400	3,452
City Developments Ltd.	1,400	10,778
ComfortDelGro Corp. Ltd.	2,800	4,858
DBS Group Holdings Ltd.	100	1,480
Genting Singapore PLC	2,900	2,474
Global Logistic Properties Ltd.	4,400	9,224
Golden Agri-Resources Ltd.	23,900	6,306
Hutchison Port Holdings Trust, Class U	2,800	1,134
Jardine Cycle & Carriage Ltd.	93	2,946
Keppel Corp. Ltd.	1,500	6,972
M1 Ltd.	700	1,143
Oversea-Chinese Banking Corp. Ltd.	300	2,275
SATS Ltd.	2,900	10,775
Sembcorp Industries Ltd.	1,400	3,198
Sembcorp Marine Ltd.	500	609

SIA Engineering Co. Ltd.	500	1,413
Singapore Airlines Ltd.	900	6,512
Singapore Exchange Ltd.	1,300	6,832
Singapore Post Ltd.	1,000	914
Singapore Press Holdings Ltd.	900	2,062
Singapore Technologies Engineering Ltd.	2,200	5,916
Singapore Telecommunications Ltd.	1,200	3,261
StarHub Ltd.	1,000	1,952
Suntec Real Estate Investment Trust REIT	2,000	2,653
UOL Group Ltd.	700	3,542
Venture Corp. Ltd.	2,200	20,562
Wilmar International Ltd.	2,800	7,165
Yanlord Land Group Ltd.	2,900	3,941

		151,567

South Africa - 0.3%
Investec PLC	87	683
Mondi PLC	771	20,145

		20,828

South Korea - 3.0%
BNK Financial Group, Inc.	43	384
Cheil Worldwide, Inc.	109	1,869
CJ CheilJedang Corp.	7	2,385
Coway Co. Ltd.	22	1,975
Daelim Industrial Co. Ltd.	12	990
Daewoo Engineering & Construction Co. Ltd.*	157	1,059
DGB Financial Group, Inc.	115	1,181
Dongbu Insurance Co. Ltd.	17	1,028
Doosan Corp.	9	944
E-MART, Inc.	30	6,511
GS Holdings Corp.	67	4,363
Hana Financial Group, Inc.	135	4,950
Hankook Tire Co. Ltd.	79	4,297
Hanon Systems	69	638
Hanwha Chemical Corp.	45	1,198
Hanwha Corp.	68	2,906
Hyosung Corp.	10	1,501
Hyundai Development Co.-Engineering & Construction	20	918
Hyundai Engineering & Construction Co. Ltd.	89	3,871
Hyundai Glovis Co. Ltd.	1	142
Hyundai Heavy Industries Co. Ltd.*	3	464
Hyundai Marine & Fire Insurance Co. Ltd.	32	1,079
Hyundai Mobis Co. Ltd.	68	16,672
Hyundai Motor Co.	14	2,038
Hyundai Steel Co.	60	3,173
Industrial Bank of Korea	50	576
Kangwon Land, Inc.	45	1,457
KB Financial Group, Inc.	119	5,697
Kia Motors Corp.	68	2,372
Korea Electric Power Corp.	20	763
Korea Gas Corp.*	24	1,089
Korea Zinc Co. Ltd.	3	1,174
KT Corp.	44	1,279
KT&G Corp.	110	10,906
Kumho Petrochemical Co. Ltd.	17	1,187
LG Chem Ltd.	7	1,888
LG Corp.	25	1,809
LG Display Co. Ltd.	137	3,989
LG Electronics, Inc.	82	6,042
LG Household & Health Care Ltd.	1	878
LG Uplus Corp.	506	7,322
Lotte Chemical Corp.	4	1,288
LOTTE Fine Chemical Co. Ltd.	23	871
LS Corp.	48	3,151
Mando Corp.	33	7,604
NCSoft Corp.	2	676
NongShim Co. Ltd.	3	930
POSCO	78	19,646
Posco Daewoo Corp.	73	1,575
S-1 Corp.	25	2,333
Samsung Biologics Co. Ltd., 144A*	2	393
Samsung Electro-Mechanics Co. Ltd.	17	1,253
Samsung Electronics Co. Ltd.	3	5,989
Samsung Fire & Marine Insurance Co. Ltd.	9	2,351
Samsung Life Insurance Co. Ltd.	10	1,090
Samsung SDI Co. Ltd.	30	4,435
Shinhan Financial Group Co. Ltd.	79	3,489
Shinsegae Inc.	4	870
SK Hynix, Inc.	199	10,131
SK Innovation Co. Ltd.	23	3,472
SK Networks Co. Ltd.	119	787
SK Telecom Co. Ltd.	30	6,793
SKC Co. Ltd.	12	339
S-Oil Corp.	38	3,513
Woori Bank	250	3,416

		201,359

Spain - 1.7%
Abertis Infraestructuras SA	270	4,944
Acciona SA	14	1,344
Acerinox SA	68	920

ACS Actividades de Construccion y Servicios SA	189	7,559
Aena SA, 144A	27	5,456
Amadeus IT Group SA	210	12,244
Banco Santander SA	98	637
Bankinter SA	69	636
CaixaBank SA	167	789
Corp. Financiera Alba SA	145	8,511
Distribuidora Internacional de Alimentacion SA (a)	1,529	9,420
Enagas SA	193	5,744
Endesa SA	364	9,093
Ferrovial SA	140	3,157
Ferrovial SA*	2	45
Gamesa Corp. Tecnologica SA	43	976
Gas Natural SDG SA	222	5,597
Grifols SA	49	1,388
Iberdrola SA	734	5,859
Industria de Diseno Textil SA	12	491
Mapfre SA	413	1,470
Mediaset Espana Comunicacion SA	252	3,388
Merlin Properties Socimi SA REIT	516	6,551
Red Electrica Corp. SA	222	4,987
Repsol SA	375	6,289
Telefonica SA	381	4,248
Zardoya Otis SA	74	726

		112,469

Sweden - 5.3%
Alfa Laval AB	364	7,343
Assa Abloy AB, Class B	267	6,008
Atlas Copco AB, Class A	215	7,970
Atlas Copco AB, Class B	127	4,203
Boliden AB	443	12,149
Electrolux AB, Series B	790	25,417
Fastighets AB Balder, Class B*	224	5,626
Getinge AB, Class B	24	500
Hennes & Mauritz AB, Class B (a)	95	2,371
Hexagon AB, Class B	152	6,670
Husqvarna AB, Class B	950	9,872
ICA Gruppen AB	297	10,723
Industrivarden AB, Class A	1,748	44,048
Industrivarden AB, Class C	1,365	32,319
Investment AB Latour, Class B	85	3,948
Investor AB, Class B	1,292	59,842
L E Lundbergforetagen AB, Class B	217	17,072
Lundin Petroleum AB*	38	739
Nordea Bank AB	80	1,029
Sandvik AB	807	12,670
Securitas AB, Class B	257	4,103
Skandinaviska Enskilda Banken AB, Class A	185	2,235
Skanska AB, Class B	107	2,552
SKF AB, Class B	718	14,716
Svenska Cellulosa AB SCA, Class B	173	6,116
Svenska Handelsbanken AB, Class A	69	974
Swedbank AB, Class A	125	3,019
Swedish Match AB	808	27,309
Tele2 AB, Class B	204	2,104
Telefonaktiebolaget LM Ericsson, Class B	48	351
Telia Co. AB	692	3,173
Trelleborg AB, Class B	478	11,263
Volvo AB, Class B	827	13,547

		361,981

Switzerland - 4.3%
ABB Ltd.	434	10,913
Actelion Ltd.*	19	5,459
Adecco Group AG	237	17,685
Aryzta AG*	15	474
Baloise Holding AG	23	3,523
Barry Callebaut AG*	5	7,183
Cie Financiere Richemont SA	85	7,098
Clariant AG*	319	6,683
Coca-Cola HBC AG*	319	9,278
DKSH Holding AG	123	10,323
Dufry AG*	5	823
EMS-Chemie Holding AG	9	6,330
Flughafen Zurich AG	25	6,201
Geberit AG	24	11,247
Givaudan SA	5	10,268
Helvetia Holding AG	1	579
Julius Baer Group Ltd.*	32	1,659
Kuehne + Nagel International AG	47	7,593
Lonza Group AG*	36	7,464
Nestle SA	12	1,025
Novartis AG	7	574
Pargesa Holding SA	57	4,436
Partners Group Holding AG	27	16,562
PSP Swiss Property AG	23	2,172
Roche Holding AG	3	824
Schindler Holding AG	13	2,706
Schindler Holding AG Participation Certificates	27	5,796
SGS SA	3	7,147
Sika AG	4	25,797
Sonova Holding AG	62	10,278

STMicroelectronics NV	137	2,262
Straumann Holding AG	15	8,317
Sulzer AG	43	5,018
Swatch Group AG - Bearer	13	5,041
Swatch Group AG - Registered	18	1,375
Swiss Life Holding AG*	10	3,339
Swiss Prime Site AG*	48	4,425
Swiss Re AG	85	7,757
Swisscom AG	8	3,840
Syngenta AG	2	910
Temenos Group AG*	73	6,798
Vifor Pharma AG	30	3,532
Wolseley PLC	399	26,321
Zurich Insurance Group AG	17	5,002

		292,037

United Kingdom - 13.2%
3i Group PLC	6,537	75,529
Aberdeen Asset Management PLC	159	593
Admiral Group PLC	340	8,941
Aggreko PLC	172	1,920
Ashmore Group PLC	858	3,884
Ashtead Group PLC	185	3,740
Associated British Foods PLC	25	967
AstraZeneca PLC	37	2,500
Auto Trader Group PLC, 144A	493	2,648
Aviva PLC	124	840
Babcock International Group PLC	309	3,722
BAE Systems PLC	1,800	15,464
Barratt Developments PLC	786	6,215
Bellway PLC	330	12,039
Booker Group PLC	7,914	20,382
BP PLC	179	1,078
British American Tobacco PLC	27	1,928
British Land Co. PLC REIT	1,825	14,937
Bunzl PLC	250	7,849
Burberry Group PLC	507	11,879
Centrica PLC	7,320	19,211
CNH Industrial NV	412	4,575
Compass Group PLC	531	11,448
Croda International PLC	309	15,809
Daily Mail & General Trust PLC, Class A	544	4,842
Diageo PLC	74	2,223
Direct Line Insurance Group PLC	3,569	16,061
Dixons Carphone PLC	267	1,133
DS Smith PLC	816	4,606
Experian PLC	810	16,919
Fiat Chrysler Automobiles NV*	114	1,198
G4S PLC	2,870	12,041
GKN PLC	5,302	23,956
GlaxoSmithKline PLC	120	2,639
Halma PLC	433	6,406
Hammerson PLC REIT	491	3,711
Hargreaves Lansdown PLC	128	2,310
Howden Joinery Group PLC	551	3,222
IMI PLC	751	12,158
Imperial Brands PLC	37	1,733
Inchcape PLC	765	8,069
Informa PLC	673	5,830
Inmarsat PLC	65	671
InterContinental Hotels Group PLC	565	31,896
International Consolidated Airlines Group SA	409	3,189
Intertek Group PLC	47	2,608
Intu Properties PLC REIT	250	878
ITV PLC	1,873	4,732
J Sainsbury PLC	1,509	5,474
John Wood Group PLC	272	2,512
Johnson Matthey PLC	1,264	50,780
Kingfisher PLC	3,349	14,055
Land Securities Group PLC REIT	1,540	21,272
London Stock Exchange Group PLC	13	575
Marks & Spencer Group PLC	1,010	4,987
Meggitt PLC	691	4,478
Melrose Industries PLC	9,290	28,693
Merlin Entertainments PLC, 144A	547	3,736
Micro Focus International PLC	195	6,027
National Grid PLC	493	6,934
Next PLC	20	1,126
Old Mutual PLC	1,076	2,614
Pennon Group PLC	533	6,337
Persimmon PLC	293	9,286
Petrofac Ltd.	78	383
Provident Financial PLC	147	5,790
Prudential PLC	10	224
Reckitt Benckiser Group PLC	40	4,099
RELX NV	1,135	23,573
RELX PLC	1,186	25,462
Rentokil Initial PLC	5,347	18,334
Rightmove PLC	64	3,582
Rio Tinto Ltd.	512	23,941
Rio Tinto PLC	88	3,525
Royal Mail PLC	1,192	6,792
RPC Group PLC	138	1,529
RSA Insurance Group PLC	155	1,252
Sage Group PLC	521	4,846
Schroders PLC	44	1,793

Segro PLC REIT	3,966	25,753
Severn Trent PLC	404	13,039
Sky PLC	239	3,058
Smith & Nephew PLC	611	10,680
Smiths Group PLC	798	16,514
SSE PLC	742	14,416
St James’s Place PLC	109	1,651
Standard Chartered PLC*	15	142
Standard Life PLC	104	514
Tate & Lyle PLC	1,070	10,194
Taylor Wimpey PLC	2,354	6,172
TechnipFMC PLC*	162	4,607
Tesco PLC*	822	1,949
Travis Perkins PLC	149	3,143
Unilever NV	100	5,701
Unilever PLC	208	11,631
United Utilities Group PLC	872	11,584
Vodafone Group PLC	422	1,261
Weir Group PLC	29	680
Whitbread PLC	150	8,309
William Hill PLC	269	998
Wm Morrison Supermarkets PLC	7,639	24,279
WPP PLC	384	8,645

		900,060

United States(c) - 0.3%
Carnival PLC	279	17,901
Samsonite International SA	965	3,895
Sims Metal Management Ltd.	57	565

		22,361

TOTAL COMMON STOCKS (Cost $6,313,365)		6,777,561

PREFERRED STOCKS - 0.2%
Germany - 0.2%
FUCHS PETROLUB SE	100	5,585
Henkel AG & Co. KGaA	20	2,810
Porsche Automobil Holding SE	13	745
Sartorius AG	18	1,837

		10,977

Spain - 0.0%
Grifols SA, Class B	58	1,246

Sweden - 0.0%
Fastighets AB Balder	25	996

TOTAL PREFERRED STOCKS (Cost $11,551)		13,219

EXCHANGE-TRADED FUND - 0.4%
Hartford Multifactor Developed Markets ex-US ETF (Cost $24,219)	900	24,480

SECURITIES LENDING COLLATERAL - 1.0%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.74% (d)(e) (Cost $71,359)	71,359	71,359

TOTAL INVESTMENTS - 100.6% (Cost $6,420,494)†		$6,886,619
Other assets and liabilities, net - (0.6%)		(41,499)

NET ASSETS - 100.0%		$6,845,120

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $6,450,263. At May 31, 2017, net unrealized appreciation for all securities based on tax cost was $436,356. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $580,793 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $144,437.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2017 amounted to $58,796, which is 0.9% of net assets.
(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Securities are domiciled in the United States and trade on a non-US securities exchange.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2017 the Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Total Investments excluding Exchange Traded Fund and Securities Lending Collateral
Industrials	1,386,691	20.4%
Consumer Discretionary	1,074,058	15.8
Materials	994,638	14.7
Financials	728,643	10.7
Real Estate	674,317	9.9
Consumer Staples	617,442	9.1
Information Technology	373,676	5.5
Utilities	333,640	4.9
Health Care	290,151	4.3
Energy	176,750	2.6
Telecommunication Services	140,774	2.1

Total	6,790,780	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$6,773,097	$—	$4,464	$6,777,561
Preferred Stocks (f)	13,219	—	—	13,219
Exchange-Traded Fund	24,480	—	—	24,480
Short-Term Investments	71,359	—	—	71,359

TOTAL	$6,882,155	$—	$4,464	$6,886,619

(f)	See Schedule of Investments for additional detailed categorizations.

During the period ended May 31, 2017, the amount of transfers between Level 1 and Level 3 was $935. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF

May 31, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 87.5%
Brazil - 5.3%
AES Tiete Energia SA	3,310	$14,096
Banco Bradesco SA	267	2,227
Banco do Brasil SA	71	620
Banco Santander Brasil SA	421	3,303
BB Seguridade Participacoes SA	708	6,353
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	4,547	25,828
BR Malls Participacoes SA	579	2,139
BTG Pactual Group	1,235	5,789
CCR SA	1,203	6,151
Cia de Saneamento Basico do Estado de Sao Paulo	1,629	14,568
Cia Energetica de Minas Gerais	2,054	4,915
Cia Paranaense de Energia	1,016	6,971
Cielo SA	1,884	13,252
Cosan SA Industria e Comercio	2,788	30,977
CPFL Energia SA	2,162	17,528
EDP - Energias do Brasil SA	8,345	34,329
Embraer SA	1,422	7,020
Engie Brasil Energia SA	1,318	13,482
Equatorial Energia SA	5,094	83,884
Estacio Participacoes SA	1,163	6,237
Fibria Celulose SA	557	6,372
Gerdau SA	795	2,319
Hypermarcas SA	1,472	13,391
JBS SA	509	1,267
Kroton Educacional SA	980	4,382
Localiza Rent a Car SA	892	11,960
Lojas Americanas SA	666	2,547
Lojas Renner SA	4,431	36,032
M Dias Branco SA	1,554	25,926
Multiplan Empreendimentos Imobiliarios SA	629	12,433
Multiplus SA	1,316	16,217
Natura Cosmeticos SA	368	3,696
Odontoprev SA	2,436	9,067
Porto Seguro SA	1,696	16,841
Raia Drogasil SA	1,981	43,984
Sao Martinho SA	2,287	12,695
Smiles SA	845	16,416
Sul America SA	9,234	50,829
TIM Participacoes SA	6,452	19,737
Transmissora Alianca de Energia Eletrica SA	1,550	10,850
Ultrapar Participacoes SA	630	14,542
WEG SA	2,734	16,019

		647,191

Chile - 2.9%
AES Gener SA	9,226	3,393
Aguas Andinas SA, Class A	25,208	14,024
Banco de Chile	22,748	2,908
Banco de Credito e Inversiones	429	24,049
Banco Santander Chile	57,261	3,543
Cencosud SA	15,527	41,988
Cia Cervecerias Unidas SA	1,783	23,482
Colbun SA	3,601	813
Empresa Nacional de Telecomunicaciones SA	1,516	16,917
Empresas CMPC SA	1,666	3,963
Empresas COPEC SA	1,172	13,396
Enel Americas SA	345,730	65,551
Enel Chile SA	454,205	50,263
Enel Generacion Chile SA	10,853	8,378
Itau CorpBanca	439,766	4,089
Latam Airlines Group SA	4,713	52,411
Parque Arauco SA	10,808	27,611
SACI Falabella	476	3,944
SONDA SA	1,339	2,218

		362,941

China - 12.0%
Agile Group Holdings Ltd.	11,110	10,550
Agricultural Bank of China Ltd., Class H	86,320	41,873
Air China Ltd., Class H	16,877	16,049
Aluminum Corp. of China Ltd., Class H*	33,357	15,539
Anhui Conch Cement Co. Ltd., Class H	6,968	23,115
Anhui Expressway Co. Ltd., Class H	6,000	4,651
Anhui Gujing Distillery Co. Ltd., Class B	2,216	8,685
ANTA Sports Products Ltd.	2,146	6,348
BAIC Motor Corp. Ltd., Class H, 144A*	675	658
Bank of China Ltd., Class H	22,478	11,250
Bank of Communications Co. Ltd., Class H	3,510	2,721
BBMG Corp., Class H	270	133
Beijing Capital International Airport Co. Ltd., Class H	2,862	4,180
Beijing Jingneng Clean Energy Co. Ltd., Class H	4,911	1,462
Belle International Holdings Ltd.	64,608	50,410
BOE Technology Group Co. Ltd., Class B	16,100	6,591
China BlueChemical Ltd., Class H	22,638	5,752
China Cinda Asset Management Co. Ltd., Class H	2,953	1,118

China CITIC Bank Corp. Ltd., Class H	2,730	1,685
China Coal Energy Co. Ltd., Class H*	3,177	1,394
China Communications Construction Co. Ltd., Class H	19,142	25,842
China Communications Services Corp. Ltd., Class H	32,667	19,410
China Conch Venture Holdings Ltd.	14,864	28,727
China Construction Bank Corp., Class H	1,088	899
China Dongxiang Group Co. Ltd.	36,646	6,537
China Eastern Airlines Corp. Ltd., Class H	4,132	2,423
China Everbright Bank Co. Ltd., Class H	22,288	10,554
China Evergrande Group	2,117	3,798
China Galaxy Securities Co. Ltd., Class H	2,623	2,413
China Hongqiao Group Ltd.	5,021	4,215
China Huarong Asset Management Co. Ltd., Class H, 144A	9,965	4,054
China Life Insurance Co. Ltd., Class H	4,165	13,683
China Longyuan Power Group Corp. Ltd., Class H	6,174	4,651
China Medical System Holdings Ltd.	2,905	5,152
China Merchants Bank Co. Ltd., Class H	8,000	24,023
China Minsheng Banking Corp. Ltd., Class H	19,169	19,655
China Molybdenum Co. Ltd., Class H	6,473	2,027
China National Accord Medicines Corp. Ltd., Class B*	429	2,507
China National Building Material Co. Ltd., Class H	4,171	2,318
China National Materials Co. Ltd., Class H	5,358	1,609
China Oilfield Services Ltd., Class H	8,785	7,610
China Pacific Insurance Group Co. Ltd., Class H	6,843	27,399
China Petroleum & Chemical Corp., Class H	37,764	30,967
China Railway Construction Corp. Ltd., Class H	10,883	14,944
China Railway Group Ltd., Class H	30,444	25,238
China Railway Signal & Communication Corp. Ltd., Class H, 144A	8,979	6,499
China Reinsurance Group Corp., Class H	22,136	5,028
China Shenhua Energy Co. Ltd., Class H	26,643	64,894
China Southern Airlines Co. Ltd., Class H	5,645	4,318
China Telecom Corp. Ltd., Class H	1,559	774
China Vanke Co. Ltd., Class H	6,168	16,385
China Zhongwang Holdings Ltd.	9,047	3,866
Chongqing Changan Automobile Co. Ltd., Class B	3,613	4,776
Chongqing Rural Commercial Bank Co. Ltd., Class H	8,381	5,733
CITIC Securities Co. Ltd., Class H	3,465	7,266
CNOOC Ltd.	3,295	3,763
Country Garden Holdings Co. Ltd.	8,957	10,586
CSG Holding Co. Ltd., Class B*	4,441	2,981
CSPC Pharmaceutical Group Ltd.	8,326	12,458
Dali Foods Group Co. Ltd., 144A*	6,931	4,260
Datang International Power Generation Co. Ltd., Class H	34,188	12,504
Dazhong Transportation Group Co. Ltd., Class B	4,310	2,952
Dongfang Electric Corp. Ltd., Class H	4,631	3,970
Dongfeng Motor Group Co. Ltd., Class H	4,843	5,457
ENN Energy Holdings Ltd.	3,339	17,568
Everbright Securities Co. Ltd., Class H, 144A*	12,148	17,460
Fosun International Ltd.	1,551	2,412
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	11,350	42,749
Geely Automobile Holdings Ltd.	12,660	20,958
GF Securities Co. Ltd., Class H	1,266	2,625
Golden Eagle Retail Group Ltd.	8,081	11,615
Great Wall Motor Co. Ltd., Class H	13,772	14,722
Guangdong Electric Power Development Co. Ltd., Class B	14,400	6,265
Guangshen Railway Co. Ltd., Class H	34,440	18,828
Guangzhou Automobile Group Co. Ltd., Class H	35,724	59,964
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	450	1,219

Guangzhou R&F Properties Co. Ltd., Class H	1,800	2,911
Haitian International Holdings Ltd.	5,240	12,171
Haitong Securities Co. Ltd., Class H	1,585	2,656
Hengan International Group Co. Ltd.	1,657	11,621
Huadian Energy Co. Ltd., Class B*	8,900	4,352
Huadian Power International Corp. Ltd., Class H	26	12
Huaneng Power International, Inc., Class H	15,467	12,346
Industrial & Commercial Bank of China Ltd., Class H	10,343	6,915
Inner Mongolia Yitai Coal Co. Ltd., Class B	4,500	4,577
Jiangling Motors Corp. Ltd., Class B	2,200	4,548
Jiangsu Expressway Co. Ltd., Class H	11,829	17,184
Jiangxi Copper Co. Ltd., Class H	20,137	30,286
KWG Property Holding Ltd.	17,438	13,807
Lao Feng Xiang Co. Ltd., Class B	3,600	13,295
Lenovo Group Ltd.	3,312	2,168
Livzon Pharmaceutical Group, Inc., Class H	499	3,346
Longfor Properties Co. Ltd.	15,523	31,594
Maanshan Iron & Steel Co. Ltd., Class H*	6,503	2,295
Metallurgical Corp. of China Ltd., Class H*	40,993	14,151
New China Life Insurance Co. Ltd., Class H	5,273	28,454
Orient Securities Co. Ltd., Class H, 144A*	32,000	29,937
People’s Insurance Co. Group of China Ltd., Class H	3,511	1,514
PetroChina Co. Ltd., Class H	43,064	28,682
PICC Property & Casualty Co. Ltd., Class H	4,921	8,210
Ping An Insurance Group Co. of China Ltd., Class H	1,072	6,872
Red Star Macalline Group Corp. Ltd., Class H, 144A	1,813	1,966
Shandong Chenming Paper Holdings Ltd., Class B	28,300	33,702
Shandong Chenming Paper Holdings Ltd., Class H	5,570	6,476
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	557	437
Shanghai Bailian Group Co. Ltd., Class B*	4,500	6,525
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B*	5,032	3,080
Shanghai Electric Group Co. Ltd., Class H*	5,698	2,472
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	470	1,800
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	221	351
Shanghai Mechanical and Electrical Industry Co. Ltd., Class B	3,662	7,331
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,880	11,228
Shenzhen Chiwan Wharf Holdings Ltd., Class B	2,700	4,393
Shenzhen Expressway Co. Ltd., Class H*	16,385	15,665
Shenzhou International Group Holdings Ltd.	2,368	16,212
Sichuan Expressway Co. Ltd., Class H	7,912	3,351
Sino-Ocean Group Holding Ltd.	4,411	2,225
Sinopec Engineering Group Co. Ltd., Class H	26,918	24,733
Sinopec Shanghai Petrochemical Co. Ltd., Class H	16,815	9,883
Sinopharm Group Co. Ltd., Class H	871	3,979
Sinotrans Ltd., Class H	2,737	1,282
Sinotruk Hong Kong Ltd.	6,107	3,762
Sunac China Holdings Ltd.	5,322	8,646
Sunny Optical Technology Group Co. Ltd.	429	3,342
Tencent Holdings Ltd.	63	2,163
TravelSky Technology Ltd., Class H	489	1,443
Tsingtao Brewery Co. Ltd., Class H	6,564	29,904
Weichai Power Co. Ltd., Class H	10,343	16,777
Weifu High-Technology Group Co. Ltd., Class B	2,200	4,715
Xinhua Winshare Publishing and Media Co. Ltd., Class H	7,778	6,498
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	2,182	3,315
Yantai Changyu Pioneer Wine Co. Ltd., Class B	757	1,860
Yanzhou Coal Mining Co. Ltd., Class H (a)	3,592	2,674
Zhejiang Expressway Co. Ltd., Class H	3,246	3,807
Zhongsheng Group Holdings Ltd.	7,796	11,985

Zhuzhou CRRC Times Electric Co. Ltd., Class H	215	1,135
Zijin Mining Group Co. Ltd., Class H	55,176	18,127
ZTE Corp., Class H	1,369	2,786

		1,473,608

Colombia - 0.7%
Almacenes Exito SA	1,270	6,778
Cementos Argos SA	1,013	4,062
Cemex Latam Holdings SA*	946	3,767
Ecopetrol SA	774	354
Grupo Argos SA	431	3,088
Grupo de Inversiones Suramericana SA	1,379	18,211
Interconexion Electrica SA ESP	9,380	45,250

		81,510

Czech Republic - 0.6%
CEZ AS	1,792	34,104
Komercni banka AS	172	6,859
Moneta Money Bank AS, 144A	7,402	25,221
O2 Czech Republic AS	520	6,264

		72,448

Greece - 0.1%
FF Group*	36	806
JUMBO SA	270	4,891
Motor Oil Hellas Corinth Refineries SA	508	9,791
OPAP SA	18	201
Titan Cement Co. SA	27	794

		16,483

Hong Kong - 3.6%
Beijing Enterprises Holdings Ltd.	5,611	26,606
Beijing Enterprises Water Group Ltd.*	2,648	2,120
Bosideng International Holdings Ltd.	42,588	3,170
Brilliance China Automotive Holdings Ltd.	3,597	6,712
China Agri-Industries Holdings Ltd.*	24,950	10,726
China Everbright International Ltd.	5,289	6,753
China Everbright Ltd.	6,356	14,274
China Foods Ltd.	4,774	1,856
China Gas Holdings Ltd.	1,790	2,729
China Jinmao Holdings Group Ltd.	46,110	15,089
China Merchants Port Holdings Co. Ltd.	3,708	10,992
China Overseas Land & Investment Ltd.	1,479	4,441
China Power International Development Ltd.	12,160	4,635
China Resources Beer Holdings Co. Ltd.	1,566	3,951
China Resources Cement Holdings Ltd.	21,411	10,606
China Resources Gas Group Ltd.	2,821	8,652
China Resources Land Ltd.	4,094	12,031
China Resources Power Holdings Co. Ltd.	13,497	27,852
China State Construction International Holdings Ltd.	5,967	10,353
China Taiping Insurance Holdings Co. Ltd.*	1,326	3,531
China Unicom Hong Kong Ltd.*	2,422	3,475
COSCO SHIPPING Ports Ltd.	18,503	21,608
Far East Horizon Ltd.	3,366	3,119
Guangdong Investment Ltd.	9,908	14,291
Haier Electronics Group Co. Ltd.	11,424	29,057
Kingboard Chemical Holdings Ltd.	15,521	57,264
Kingboard Laminates Holdings Ltd.	12,741	15,026
Kunlun Energy Co. Ltd.*	15,886	14,230
Lee & Man Paper Manufacturing Ltd.	29,200	25,369
Nine Dragons Paper Holdings Ltd.	3,709	4,398
Shanghai Industrial Holdings Ltd.	5,996	18,736
Shenzhen International Holdings Ltd.	4,172	6,767
Shenzhen Investment Ltd.	24,563	11,726
Shimao Property Holdings Ltd.	4,509	7,696
Sino Biopharmaceutical Ltd.	7,176	6,400
Sinofert Holdings Ltd.	20,591	2,590
Yuexiu Property Co. Ltd.	61,364	10,710

		439,541

Hungary - 1.5%
Magyar Telekom Telecommunications PLC	23,815	39,698
MOL Hungarian Oil & Gas PLC	1,097	89,292
OTP Bank PLC	247	7,708
Richter Gedeon Nyrt	2,053	52,524

		189,222

Indonesia - 1.6%
PT Adaro Energy Tbk	63,632	7,261
PT Astra International Tbk	6,907	4,537
PT Bank Central Asia Tbk	7,211	9,284
PT Bank Danamon Indonesia Tbk	11,847	4,647
PT Bank Mandiri Persero Tbk	5,102	4,826
PT Bank Negara Indonesia Persero Tbk	23,947	11,776

PT Bank Rakyat Indonesia Persero Tbk	7,576	8,233
PT Bumi Serpong Damai Tbk*	27,465	3,732
PT Gudang Garam Tbk	904	5,019
PT Indocement Tunggal Prakarsa Tbk	3,178	4,414
PT Indofood CBP Sukses Makmur Tbk	11,616	7,587
PT Indofood Sukses Makmur Tbk	22,427	14,732
PT Jasa Marga Persero Tbk	9,091	3,583
PT Kalbe Farma Tbk	90,295	10,440
PT Perusahaan Gas Negara Persero Tbk	46,284	8,340
PT Semen Indonesia Persero Tbk	13,286	9,426
PT Surya Citra Media Tbk	17,065	3,728
PT Tambang Batubara Bukit Asam Persero Tbk	12,818	10,489
PT Telekomunikasi Indonesia Persero Tbk	60,553	19,775
PT Tower Bersama Infrastructure Tbk	3,798	1,647
PT Unilever Indonesia Tbk	1,720	5,963
PT United Tractors Tbk	17,298	36,070

		195,509

Malaysia - 5.1%
AirAsia Bhd	25,900	18,033
Alliance Financial Group Bhd	11,700	11,837
AMMB Holdings Bhd	12,700	15,460
Astro Malaysia Holdings Bhd	26,000	15,430
Axiata Group Bhd	2,420	2,872
Berjaya Sports Toto Bhd	21,300	12,442
British American Tobacco Malaysia Bhd	1,000	10,421
CIMB Group Holdings Bhd	6,600	9,869
DiGi.Com Bhd	17,600	20,355
Felda Global Ventures Holdings Bhd	35,700	14,597
Gamuda Bhd	14,800	18,465
Genting Bhd	15,000	34,942
Genting Malaysia Bhd	58,900	77,203
HAP Seng Consolidated Bhd	6,300	13,513
Hong Leong Bank Bhd	1,800	5,896
Hong Leong Financial Group Bhd	1,900	7,440
IJM Corp. Bhd	28,600	23,254
IOI Corp. Bhd	900	957
IOI Properties Group Bhd	28,000	13,869
KLCCP Stapled Group (b)	11,600	21,167
Kuala Lumpur Kepong Bhd	4,900	28,347
Malayan Banking Bhd	1,100	2,426
Malaysia Airports Holdings Bhd	3,500	7,115
Maxis Bhd	6,300	9,053
MISC Bhd	3,500	6,133
MMC Corp. Bhd	32,800	18,622
Petronas Chemicals Group Bhd	14,300	24,490
Petronas Dagangan Bhd	3,600	20,692
Petronas Gas Bhd	2,100	9,107
PPB Group Bhd	5,000	19,626
Public Bank Bhd	1,300	6,093
RHB Bank Bhd	5,221	6,575
RHB Bank Bhd	400	0
Sapura Energy Bhd	6,300	2,605
Sime Darby Bhd	12,575	27,383
Telekom Malaysia Bhd	7,100	10,750
Tenaga Nasional Bhd	9,400	30,264
Westports Holdings Bhd	13,300	12,616
YTL Corp. Bhd	42,600	14,930
YTL Power International Bhd	64,100	22,914

		627,763

Mauritius - 0.2%
Rockcastle Global Real Estate Co. Ltd.	8,473	21,140

Mexico - 5.0%
Alfa SAB de CV, Class A	1,838	2,646
Alpek SAB de CV	1,266	1,540
Alsea SAB de CV	3,230	11,602
America Movil SAB de CV, Series L	14,726	11,789
Arca Continental SAB de CV	377	2,687
Banregio Grupo Financiero SAB de CV	2,275	12,766
Cemex SAB de CV, Series CPO*	81,062	66,844
Coca-Cola Femsa SAB de CV, Series L	1,392	11,166
Concentradora Fibra Danhos SA de CV REIT	6,679	11,662
Controladora Vuela Cia de Aviacion SAB de CV, Class A*(a)	3,943	5,132
El Puerto de Liverpool SAB de CV, Class C1	529	4,009
Fibra Uno Administracion SA de CV REIT	15,030	26,564
Fomento Economico Mexicano SAB de CV	3,727	35,012
Gentera SAB de CV*	14,421	23,143
Gruma SAB de CV, Class B	1,213	15,779
Grupo Aeromexico SAB de CV*	9,430	19,238
Grupo Aeroportuario del Centro Norte SAB de CV	1,991	10,736
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,724	37,133

Grupo Aeroportuario del Sureste SAB de CV, Class B	2,809	55,198
Grupo Bimbo SAB de CV, Series A	2,190	5,039
Grupo Carso SAB de CV, Series A1	2,188	9,182
Grupo Comercial Chedraui SA de CV	2,078	4,326
Grupo Financiero Banorte SAB de CV, Class O	1,806	10,375
Grupo Lala SAB de CV	103	174
Grupo Mexico SAB de CV, Series B	7,047	19,031
Grupo Simec SAB de CV, Series B*	5,833	19,549
Grupo Televisa SAB, Series CPO	2,885	13,915
Industrias Bachoco SAB de CV, Series B	5,909	26,948
Industrias CH SAB de CV, Series B*	6,723	33,493
Industrias Penoles SAB de CV	655	14,200
Infraestructura Energetica Nova SAB de CV	1,739	8,091
Kimberly-Clark de Mexico SAB de CV, Class A	3,386	6,674
Megacable Holdings SAB de CV, Series CPO	4,236	16,260
Mexichem SAB de CV	10,411	27,214
Nemak SAB de CV, 144A	6,638	6,599
OHL Mexico SAB de CV	2,818	3,122
Organizacion Soriana SAB de CV, Class B*	4,297	9,444
Promotora y Operadora de Infraestructura SAB de CV	553	5,715
Promotora y Operadora de Infraestructura SAB de CV, Class L	164	1,318
Telesites SAB de CV*	3,798	2,376
Wal-Mart de Mexico SAB de CV	3,101	7,086

		614,777

Peru - 0.3%
Credicorp Ltd.	198	33,323

Philippines - 1.5%
Aboitiz Equity Ventures, Inc.	10,760	16,440
Aboitiz Power Corp.	9,800	7,728
Alliance Global Group, Inc.	8,100	2,519
Ayala Corp.	620	10,812
Bank of the Philippine Islands	3,050	6,458
BDO Unibank, Inc.	1,790	4,405
DMCI Holdings, Inc.	55,800	15,067
Energy Development Corp.	107,100	13,125
Globe Telecom, Inc.	45	1,908
GT Capital Holdings, Inc.	205	4,922
International Container Terminal Services, Inc.	1,260	2,531
JG Summit Holdings, Inc.	5,040	8,065
Jollibee Foods Corp.	1,990	8,180
Manila Electric Co.	2,200	12,110
Megaworld Corp.	72,900	6,884
Metro Pacific Investments Corp.	73,700	9,284
Metropolitan Bank & Trust Co.	2,880	5,060
Petron Corp.	26,500	5,846
PLDT, Inc.	95	3,298
Semirara Mining & Power Corp.	4,570	14,506
SM Investments Corp.	530	8,199
SM Prime Holdings, Inc.	25,700	17,400
Universal Robina Corp.	310	1,009

		185,756

Poland - 2.1%
Alior Bank SA*	78	1,429
Asseco Poland SA	3,055	39,732
Bank Handlowy w Warszawie SA	36	672
Bank Millennium SA*	1,212	2,267
Bank Zachodni WBK SA	19	1,732
Budimex SA	347	20,327
CCC SA	288	16,252
Ciech SA	380	6,898
Cyfrowy Polsat SA*	514	3,690
Enea SA*	1,434	4,354
Eurocash SA	208	1,726
Grupa Azoty SA	216	3,678
Grupa Lotos SA*	647	9,357
KGHM Polska Miedz SA	129	3,664
LPP SA	4	6,740
mBank SA*	16	1,814
Orange Polska SA	460	564
PGE Polska Grupa Energetyczna SA	864	2,535
Polski Koncern Naftowy ORLEN SA	848	24,188
Polskie Gornictwo Naftowe i Gazownictwo SA	21,510	36,703
Powszechna Kasa Oszczednosci Bank Polski SA*	937	9,193
Powszechny Zaklad Ubezpieczen SA	1,968	23,443
Synthos SA	11,841	15,591
Tauron Polska Energia SA*	22,341	19,331

		255,880

Qatar - 1.2%
Aamal Co.	3,274	11,914
Al Meera Consumer Goods Co. QSC	67	2,841

Barwa Real Estate Co.	950	8,845
Commercial Bank QSC*	61	521
Doha Bank QSC	467	3,989
Industries Qatar QSC	275	7,734
Masraf Al Rayan QSC	735	8,942
Ooredoo QSC	859	24,605
Qatar Electricity & Water Co. QSC	260	14,988
Qatar Gas Transport Co. Ltd.	2,682	13,892
Qatar Insurance Co. SAQ	993	18,408
Qatar International Islamic Bank QSC	216	3,619
Qatar Islamic Bank SAQ	115	3,228
Qatar Navigation QSC	705	13,456
United Development Co. QSC	1,845	9,713

		146,695

Romania - 0.1%
New Europe Property Investments PLC	1,169	13,564

Russia - 3.7%
Acron PJSC	216	11,226
Aeroflot PJSC*	18,385	61,086
Alrosa PJSC	6,941	10,803
Bashneft PJSC	192	9,326
Federal Grid Co Unified Energy System PJSC	1,291,117	3,733
Gazprom PJSC	993	2,104
Inter RAO UES PJSC	370,439	26,033
LSR Group PJSC, GDR*	261	799
LUKOIL PJSC	1,206	58,491
Magnitogorsk Iron & Steel OJSC	38,794	21,252
MegaFon PJSC, GDR	435	4,676
MMC Norilsk Nickel PJSC	61	8,492
Mobile TeleSystems PJSC	12,010	50,039
Moscow Exchange MICEX-RTS PJSC	801	1,425
Mosenergo PJSC	162,117	6,575
Novatek PJSC	1,357	15,324
Novolipetsk Steel PJSC	8,453	17,200
PhosAgro PJSC, GDR	740	10,508
ROSSETI PJSC	149,483	2,012
Rostelecom PJSC	6,238	7,858
RusHydro PJSC	1,420,876	19,524
Severstal PJSC	2,315	30,119
Surgutneftegas OJSC	9,714	5,182
Tatneft PJSC	8,285	56,121
Unipro PJSC	306,623	14,029
Uralkali PJSC*	206	491

		454,428

South Africa - 13.5%
AECI Ltd.	3,300	26,823
Anglo American Platinum Ltd.*	10	212
AngloGold Ashanti Ltd.	198	2,230
Attacq Ltd.*	5,732	7,281
AVI Ltd.	6,581	49,239
Barclays Africa Group Ltd.	390	4,111
Barloworld Ltd.	14,139	124,885
Bid Corp. Ltd.	2,532	57,540
Bidvest Group Ltd.	11,775	152,574
Capitec Bank Holdings Ltd.	320	18,899
Clicks Group Ltd.	8,291	85,650
Coronation Fund Managers Ltd. (a)	495	2,648
Discovery Ltd.	675	6,558
Distell Group Ltd.	495	5,481
EOH Holdings Ltd.	483	4,606
Exxaro Resources Ltd.	1,187	9,190
Famous Brands Ltd.	2,415	24,562
FirstRand Ltd.	659	2,464
Foschini Group Ltd.	2,007	21,080
Gold Fields Ltd.	738	2,597
Grindrod Ltd.*	4,716	4,081
Growthpoint Properties Ltd. REIT	16,859	32,078
Hyprop Investments Ltd. REIT	5,857	52,737
Impala Platinum Holdings Ltd.*	351	979
Imperial Holdings Ltd.	5,499	69,226
JSE Ltd.	1,034	10,366
KAP Industrial Holdings Ltd.	50,426	34,226
Liberty Holdings Ltd.	534	4,631
Life Healthcare Group Holdings Ltd. (a)	10,280	21,774
Massmart Holdings Ltd.	3,862	34,027
MMI Holdings Ltd.	3,384	5,625
Mondi Ltd.	755	19,770
Mr Price Group Ltd. (a)	1,396	15,880
MTN Group Ltd.	868	7,735
Nampak Ltd.*	3,829	5,953
Nedbank Group Ltd.	590	9,849
Netcare Ltd.	17,151	35,066
Oceana Group Ltd.	514	3,742
Omnia Holdings Ltd.	4,227	48,982
Pick n Pay Stores Ltd.	9,505	43,372
Pioneer Foods Group Ltd.	2,464	26,534
PSG Group Ltd.	263	4,778
Rand Merchant Investment Holdings Ltd.	6,097	18,652
Redefine Properties Ltd. REIT	46,369	37,099
Remgro Ltd.	373	6,158
Resilient REIT Ltd. REIT	2,677	24,417
Reunert Ltd.	4,884	26,797
RMB Holdings Ltd.	8,750	40,816
Sanlam Ltd.	1,783	9,280

Santam Ltd.	1,784	33,147
Sappi Ltd.	13,366	97,927
Sasol Ltd.	137	4,074
Shoprite Holdings Ltd.	2,237	35,456
SPAR Group Ltd.	1,597	20,700
Standard Bank Group Ltd.	864	9,602
Sun International Ltd./South Africa	955	4,708
Super Group Ltd./South Africa*	4,025	11,410
Telkom SA SOC Ltd. (a)	10,238	57,261
Tiger Brands Ltd.	2,033	59,203
Tongaat Hulett Ltd.	1,046	9,408
Truworths International Ltd.	2,199	12,482
Tsogo Sun Holdings Ltd.	10,955	19,831
Vodacom Group Ltd. (a)	1,112	13,936
Woolworths Holdings Ltd.	1,811	9,257

		1,661,662

Taiwan - 18.9%
Acer, Inc.*	10,027	5,500
Advanced Semiconductor Engineering, Inc.	28,364	36,305
Advantech Co. Ltd.	2,206	17,895
Asia Cement Corp.	13,420	12,426
Asustek Computer, Inc.	575	5,448
AU Optronics Corp.	61,093	23,865
Capital Securities Corp.	24,070	7,986
Catcher Technology Co. Ltd.	3,471	36,696
Cathay Real Estate Development Co. Ltd.*	24,900	15,894
Chang Hwa Commercial Bank Ltd.	14,484	8,451
Cheng Shin Rubber Industry Co. Ltd.	15,771	31,826
Cheng Uei Precision Industry Co. Ltd.	7,444	10,567
Chicony Electronics Co. Ltd.	16,975	44,076
China Airlines Ltd.	32,072	9,820
China Life Insurance Co. Ltd.	47,504	46,590
China Motor Corp.	52,399	48,516
China Steel Corp.	32,876	27,051
Chunghwa Telecom Co. Ltd.	2,484	8,878
Compal Electronics, Inc.	65,314	43,645
CTBC Financial Holding Co. Ltd.	65,437	41,661
Delta Electronics, Inc.	6,446	35,574
E.Sun Financial Holding Co. Ltd.	23,420	14,482
Eclat Textile Co. Ltd.	170	1,732
Eternal Materials Co. Ltd.	55,315	59,675
Eva Airways Corp.	25,931	12,673
Evergreen Marine Corp. Taiwan Ltd.*	8,252	4,143
Far Eastern International Bank	21,360	6,831
Far Eastern New Century Corp.	44,281	35,921
Far EasTone Telecommunications Co. Ltd.	10,239	26,041
Feng Hsin Steel Co. Ltd.	34,766	58,369
Feng TAY Enterprise Co. Ltd.	1,720	6,690
First Financial Holding Co. Ltd.	19,525	12,496
Formosa Chemicals & Fibre Corp.	18,266	55,444
Formosa Petrochemical Corp.	2,431	8,729
Formosa Plastics Corp.	13,214	39,406
Formosa Taffeta Co. Ltd.	8,749	9,148
Foxconn Technology Co. Ltd.	46,457	131,591
Fubon Financial Holding Co. Ltd.	20,827	31,747
Giant Manufacturing Co. Ltd.	891	5,228
Hon Hai Precision Industry Co. Ltd.	16,954	58,056
Hotai Motor Co. Ltd.	567	7,436
Hua Nan Financial Holdings Co. Ltd.	25,800	14,796
Innolux Corp.	40,669	18,388
Inventec Corp.	67,916	50,465
Largan Precision Co. Ltd.	89	14,055
Lite-On Technology Corp.	106,356	178,562
MediaTek, Inc.	1,011	7,731
Mega Financial Holding Co. Ltd.	16,959	13,673
Nan Ya Plastics Corp.	18,173	43,259
Novatek Microelectronics Corp.	9,244	36,725
Oriental Union Chemical Corp.*	11,117	8,704
Pegatron Corp.	22,529	69,507
Pou Chen Corp.	53,861	74,312
President Chain Store Corp.	5,959	53,292
Quanta Computer, Inc.	16,139	36,915
Realtek Semiconductor Corp.	4,875	16,288
Shin Kong Financial Holding Co. Ltd.*	70,122	18,067
Siliconware Precision Industries Co. Ltd.	23,000	38,844
SinoPac Financial Holdings Co. Ltd.	70,452	21,806
Synnex Technology International Corp.	9,320	10,690
Taishin Financial Holding Co. Ltd.	21,674	9,692
Taiwan Business Bank	30,489	8,535
Taiwan Cement Corp.	41,872	47,887
Taiwan Fertilizer Co. Ltd.	32,910	43,874
Taiwan Glass Industry Corp.*	1,423	662
Taiwan Mobile Co. Ltd.	4,550	16,942
Taiwan Secom Co. Ltd.	7,120	21,067
Taiwan Semiconductor Manufacturing Co. Ltd.	967	6,526

Teco Electric and Machinery Co. Ltd.	30,727	29,676
Ton Yi Industrial Corp.	27,407	13,258
Transcend Information, Inc.	7,849	26,877
U-Ming Marine Transport Corp.	3,915	4,217
Unimicron Technology Corp.	25,537	14,773
Uni-President Enterprises Corp.	21,693	43,344
United Microelectronics Corp.	69,293	28,681
Vanguard International Semiconductor Corp.	7,830	14,760
Walsin Lihwa Corp.	120,321	49,802
Wan Hai Lines Ltd.	12,788	7,228
Wistron Corp.	73,081	67,544
Yuanta Financial Holding Co. Ltd.	75,559	32,782
Yulon Motor Co. Ltd.	8,092	7,237
Yulon Nissan Motor Co. Ltd.	63	639

		2,326,590

Thailand - 4.3%
Advanced Info Service PCL, NVDR	1,920	9,752
Airports of Thailand PCL, NVDR	1,893	2,362
Bangkok Bank PCL	900	4,756
Bangkok Expressway & Metro PCL, NVDR	16,445	3,500
Bangkok Life Assurance PCL, NVDR	9,998	13,430
Banpu PCL, NVDR	56,868	29,720
BEC World PCL, NVDR	1,640	1,064
BTS Group Holdings PCL, NVDR	59,403	14,912
Bumrungrad Hospital PCL, NVDR	800	4,075
Central Pattana PCL, NVDR	15,871	30,754
Charoen Pokphand Foods PCL, NVDR	14,899	10,892
CP ALL PCL, NVDR	13,694	25,128
Delta Electronics Thailand PCL, NVDR	3,627	9,584
Electricity Generating PCL, NVDR	3,750	23,561
Glow Energy PCL, NVDR	3,512	8,301
Home Product Center PCL, NVDR	62,040	18,033
Indorama Ventures PCL, NVDR	22,328	24,091
Intouch Holdings PCL, NVDR	21,828	34,447
IRPC PCL, NVDR	47,095	7,052
Kasikornbank PCL	1,100	6,039
Krung Thai Bank PCL, NVDR	24,978	14,007
Land & Houses PCL, NVDR	167,252	46,895
Minor International PCL, NVDR	8,308	9,147
PTT Exploration & Production PCL, NVDR	7,400	19,554
PTT Global Chemical PCL, NVDR	18,638	38,852
PTT PCL, NVDR	1,930	22,269
Ratchaburi Electricity Generating Holding PCL, NVDR	19,568	29,157
Siam Cement PCL	500	7,722
Siam City Cement PCL, NVDR	449	3,942
Siam Commercial Bank PCL, NVDR	4,000	17,968
Thai Airways International PCL, NVDR*	8,336	4,552
Thai Oil PCL, NVDR	8,600	19,442
Thai Union Group PCL, NVDR	14,018	8,643
TMB Bank PCL, NVDR	101,924	6,464
Total Access Communication PCL, NVDR	3,596	4,936

		535,003

Turkey - 2.7%
Akbank TAS	754	2,032
Akcansa Cimento AS	1,802	6,063
Anadolu Efes Biracilik Ve Malt Sanayii AS	423	2,478
Arcelik AS	1,755	12,118
Aselsan Elektronik Sanayi Ve Ticaret AS	2,919	18,109
Aygaz AS	5,601	25,198
BIM Birlesik Magazalar AS	1,142	20,263
Coca-Cola Icecek AS	90	942
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT*	51,894	44,755
Enka Insaat ve Sanayi AS	4,935	7,480
Eregli Demir ve Celik Fabrikalari TAS	15,081	27,249
Ford Otomotiv Sanayi AS	1,215	13,894
Haci Omer Sabanci Holding AS	226	684
KOC Holding AS	2,169	9,838
Migros Ticaret AS*	914	6,968
Petkim Petrokimya Holding AS	26,741	41,815
TAV Havalimanlari Holding AS	841	4,112
Tofas Turk Otomobil Fabrikasi AS	2,618	21,690
Tupras Turkiye Petrol Rafinerileri AS	603	16,198
Turk Traktor ve Ziraat Makineleri AS	335	7,753
Turkcell Iletisim Hizmetleri AS*	874	3,005
Turkiye Garanti Bankasi AS	1,349	3,662
Turkiye Is Bankasi, Class C	5,323	10,551
Turkiye Sinai Kalkinma Bankasi AS	9,011	3,389
Turkiye Sise ve Cam Fabrikalari AS	9,036	12,034
Turkiye Vakiflar Bankasi TAO, Class D*	2,369	4,294

Ulker Biskuvi Sanayi AS	295	1,722

		328,296

United Arab Emirates - 0.6%
Abu Dhabi Commercial Bank PJSC	2,015	4,005
Air Arabia PJSC	33,531	9,129
Aldar Properties PJSC	11,648	7,009
DAMAC Properties Dubai Co. PJSC	7,152	5,822
DP World Ltd.	152	3,496
Dubai Investments PJSC	18,136	10,270
Dubai Islamic Bank PJSC	3,369	5,329
Emaar Malls PJSC	152	104
Emaar Properties PJSC	7,962	15,412
Emirates Telecommunications Group Co. PJSC	907	4,247
Union National Bank PJSC	3,963	5,082

		69,905

TOTAL COMMON STOCKS (Cost $10,131,999)		10,753,235

PREFERRED STOCKS - 3.0%
Brazil - 1.9%
Banco Bradesco SA	411	3,488
Braskem SA, Class A	1,760	17,981
Cia de Gas de Sao Paulo - COMGAS, Class A	1,711	24,973
Cia de Transmissao de Energia Eletrica Paulista	2,207	43,925
Cia Energetica de Minas Gerais	3,713	8,748
Cia Paranaense de Energia, Class B	1,546	13,277
Itau Unibanco Holding SA	947	10,382
Itausa - Investimentos Itau SA	28,762	79,382
Suzano Papel e Celulose SA, Class A	1,747	8,269
Telefonica Brasil SA	1,402	20,234
Vale SA	334	2,656

		233,315

Chile - 0.3%
Embotelladora Andina SA, Class B	5,535	22,703
Sociedad Quimica y Minera de Chile SA, Class B	506	18,284

		40,987

Colombia - 0.4%
Bancolombia SA	2,504	27,637
Cementos Argos SA	709	2,639
Grupo Aval Acciones y Valores SA	30,625	12,731
Grupo de Inversiones Suramericana SA	226	2,924

		45,931

Russia - 0.4%
Bashneft PJSC	43	826
Surgutneftegas OJSC	19,038	9,467
Tatneft PJSC, Series 3	3,549	18,688
Transneft PJSC	9	25,163

		54,144

TOTAL PREFERRED STOCKS (Cost $361,323)		374,377
SECURITIES LENDING COLLATERAL - 0.9%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.74% (c)(d) (Cost $111,104)	111,104	111,104

TOTAL INVESTMENTS - 91.4% (Cost $10,604,426)†		$11,238,716
Other assets and liabilities, net - 8.6%		1,055,649

NET ASSETS - 100.0%		$12,294,365

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $10,607,839. At May 31, 2017, net unrealized appreciation for all securities based on tax cost was $630,877. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $886,708 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $255,831.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2017 amounted to $103,282, which is 0.8% of net assets.
(b)	Stapled Security—A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
OJSC:	Open Joint Stock Company
PJSC:	Private Joint Stock Company
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2017 the Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Total Investments excluding Securities Lending Collateral
Industrials	1,561,967	14.0%
Financials	1,540,576	13.8
Materials	1,411,314	12.7
Information Technology	1,253,225	11.3
Consumer Discretionary	1,104,733	9.9
Consumer Staples	1,103,092	9.9
Utilities	958,698	8.6
Energy	831,597	7.5
Real Estate	682,292	6.1
Telecommunication Services	485,253	4.4
Health Care	194,865	1.8

Total	11,127,612	100.0%

At May 31, 2017, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(e)
SGX NIFTY 50 Futures	USD	57	$1,098,618	6/29/2017	$25,194
E-mini MSCI Emerging Markets Index Futures	USD	1	50,190	6/16/2017	2,025

			$1,148,808		$27,219

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of May 31, 2017.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$10,749,020	$—	$4,215	$10,753,235
Preferred Stocks (f)	374,377	—	—	374,377
Short-Term Investments	111,104	—	—	111,104
Derivatives (g)
Futures Contracts	27,219	—	—	27,219

TOTAL	$11,261,720	$—	$4,215	$11,265,935

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended May 31, 2017, the amount of transfers between Level 1 and Level 3 was $2,128 and between Level 3 and Level 1 was $831. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF

May 31, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.4%
Consumer Discretionary - 17.1%
Advance Auto Parts, Inc.	583	$77,906
Amazon.com, Inc.*	4	3,978
AMC Networks, Inc., Class A*	96	5,086
Aramark	2,947	109,805
AutoNation, Inc.*(a)	105	4,150
AutoZone, Inc.*	202	122,396
Bed Bath & Beyond, Inc.	2,485	85,509
Best Buy Co., Inc.	1,954	116,048
BorgWarner, Inc.	624	26,526
Brinker International, Inc. (a)	3,321	130,283
Brunswick Corp.	1,055	58,299
Burlington Stores, Inc.*	908	88,848
Cabela’s, Inc.*	310	16,377
Cable One, Inc.	209	150,187
CarMax, Inc.*(a)	521	32,734
Carnival Corp.	1,887	120,900
Carter’s, Inc.	972	79,860
CBS Corp., Class B	3,062	187,119
Charter Communications, Inc., Class A*	16	5,529
Chipotle Mexican Grill, Inc.*	45	21,481
Choice Hotels International, Inc.	429	27,864
Cinemark Holdings, Inc.	4,091	161,881
Coach, Inc.	4,224	195,191
Comcast Corp., Class A	1,332	55,531
CST Brands, Inc.	573	27,693
D.R. Horton, Inc.	1,159	37,888
Darden Restaurants, Inc.	5,200	462,436
Delphi Automotive PLC	519	45,656
Dick’s Sporting Goods, Inc.	5,892	242,338
Dillard’s, Inc., Class A (a)	625	32,175
Discovery Communications, Inc., Class A*(a)	1,697	44,970
Discovery Communications, Inc., Class C*	2,671	68,992
DISH Network Corp., Class A*	135	8,609
Dollar General Corp.	2,958	217,088
Domino’s Pizza, Inc.	1,001	211,932
Dunkin’ Brands Group, Inc. (a)	1,047	61,260
Extended Stay America, Inc.	467	8,499
Foot Locker, Inc.	4,235	251,601
Ford Motor Co.	3,287	36,551
GameStop Corp., Class A (a)	378	8,369
Gap, Inc.	3,427	77,107
Garmin Ltd. (a)	2,217	115,373
General Motors Co.	1,478	50,149
Gentex Corp.	5,337	101,296
Genuine Parts Co.	5,147	476,715
Goodyear Tire & Rubber Co.	1,578	50,843
Graham Holdings Co., Class B	18	10,778
H&R Block, Inc.	747	19,825
Hanesbrands, Inc. (a)	692	14,290
Harley-Davidson, Inc.	4,122	218,507
Hasbro, Inc.	2,235	235,256
Hilton Grand Vacations, Inc.*	154	5,509
Hilton Worldwide Holdings, Inc.	485	32,238
Home Depot, Inc.	258	39,606
Hyatt Hotels Corp., Class A*(a)	629	36,293
International Game Technology PLC	682	12,106
Interpublic Group of Companies, Inc.	4,755	118,542
John Wiley & Sons, Inc., Class A	2,648	134,254
Kohl’s Corp. (a)	4,090	157,179
L Brands, Inc.	378	19,505
Las Vegas Sands Corp.	424	25,071
Lear Corp.	1,966	293,013
Leggett & Platt, Inc.	4,588	238,668
Lennar Corp., Class A	255	13,084
Liberty Expedia Holdings, Inc., Class A*	1,435	74,864
Liberty Interactive Corp., Class A*	425	9,970
Liberty Media Corp-Liberty SiriusXM, Class A*	590	24,585
Liberty Media Corp-Liberty SiriusXM, Class C*	1,904	79,340
Liberty Ventures, Series A*	746	40,202
Live Nation Entertainment, Inc.*	732	25,247
LKQ Corp.*	3,966	124,889
Lowe’s Cos., Inc.	1,236	97,360
Lululemon Athletica, Inc.*	310	14,964
Macy’s, Inc.	5,333	125,325
Madison Square Garden Co., Class A*	49	9,575
Marriott International, Inc., Class A	1,576	169,656
Mattel, Inc.	5,076	116,291
McDonald’s Corp.	572	86,309
MGM Resorts International	267	8,469
Michael Kors Holdings Ltd.*	1,472	48,841
Michaels Cos., Inc.*	1,436	27,758
Mohawk Industries, Inc.*	257	61,500
Murphy USA, Inc.*	386	26,260
Newell Brands, Inc.	679	35,953
News Corp., Class A	5,022	67,194

News Corp., Class B	1,576	21,591
NIKE, Inc., Class B	425	22,521
Nordstrom, Inc. (a)	6,992	292,266
NVR, Inc.*	54	123,249
Omnicom Group, Inc.	4,025	336,973
O’Reilly Automotive, Inc.*	473	114,504
Panera Bread Co., Class A*	575	180,832
Penske Automotive Group, Inc.	610	25,834
Polaris Industries, Inc. (a)	1,120	93,632
Pool Corp.	1,467	174,764
Priceline Group, Inc.*	19	35,665
PulteGroup, Inc.	431	9,771
PVH Corp.	1,825	193,359
Ralph Lauren Corp.	995	67,461
Regal Entertainment Group, Class A (a)	4,438	92,310
Ross Stores, Inc.	4,799	306,752
Royal Caribbean Cruises Ltd.	173	19,061
Sally Beauty Holdings, Inc.*	1,535	27,661
Scripps Networks Interactive, Inc., Class A (a)	1,086	71,915
Service Corp. International	2,158	68,797
ServiceMaster Global Holdings, Inc.*	429	16,216
Signet Jewelers Ltd. (a)	151	7,263
Sirius XM Holdings, Inc. (a)	9,989	52,442
Six Flags Entertainment Corp.	1,264	76,320
Staples, Inc.	12,088	109,759
Starbucks Corp.	687	43,700
Target Corp.	4,753	262,128
TEGNA, Inc.	730	17,330
Thor Industries, Inc.	1,588	143,762
Tiffany & Co.	1,484	129,049
Time Warner, Inc.	1,154	114,811
TJX Cos., Inc.	2,987	224,652
Toll Brothers, Inc.	309	11,405
Tractor Supply Co.	527	29,064
Tupperware Brands Corp.	2,386	171,577
Twenty-First Century Fox, Inc., Class A	1,118	30,320
Twenty-First Century Fox, Inc., Class B	364	9,792
Ulta Beauty, Inc.*	258	78,649
Under Armour, Inc., Class C*	201	3,584
Urban Outfitters, Inc.*(a)	2,808	52,987
Vail Resorts, Inc.	932	199,355
VF Corp. (a)	1,169	62,892
Viacom, Inc., Class B	892	31,033
Vista Outdoor, Inc.*	378	7,930
Visteon Corp.*	2,310	231,670
Walt Disney Co.	256	27,633
Wendy’s Co. (a)	5,087	82,257
Whirlpool Corp.	1,163	215,783
Williams-Sonoma, Inc. (a)	1,489	72,455
Wyndham Worldwide Corp.	1,970	198,950
Yum China Holdings, Inc.*	7,339	281,891
Yum! Brands, Inc.	6,271	455,525

		13,150,406

Consumer Staples - 6.6%
Altria Group, Inc.	836	63,068
Archer-Daniels-Midland Co.	8,997	374,095
Brown-Forman Corp., Class A	111	5,887
Brown-Forman Corp., Class B	884	45,924
Bunge Ltd.	1,232	98,523
Campbell Soup Co.	1,690	97,428
Casey’s General Stores, Inc.	417	48,535
Church & Dwight Co., Inc.	3,969	205,039
Clorox Co.	589	79,945
Coca-Cola Co.	357	16,233
Colgate-Palmolive Co.	1,207	92,167
Conagra Brands, Inc.	2,106	81,165
Constellation Brands, Inc., Class A	204	37,281
Costco Wholesale Corp.	796	143,622
CVS Health Corp.	201	15,443
Dr Pepper Snapple Group, Inc.	942	87,427
Edgewell Personal Care Co.*	458	33,498
Energizer Holdings, Inc.	413	22,137
Estee Lauder Cos., Inc., Class A	908	85,479
Flowers Foods, Inc. (a)	273	5,045
General Mills, Inc.	2,617	148,489
Hain Celestial Group, Inc.*	475	16,592
Hershey Co.	2,129	245,410
Hormel Foods Corp.	1,646	55,355
Ingredion, Inc.	2,316	264,232
JM Smucker Co.	1,530	195,611
Kellogg Co.	838	60,001
Kimberly-Clark Corp.	418	54,227
Kroger Co.	800	23,824
Lamb Weston Holdings, Inc.	4,989	231,539
McCormick & Co., Inc.	1,750	182,263
Mead Johnson Nutrition Co.	1,102	98,541
Molson Coors Brewing Co., Class B	413	39,148
Mondelez International, Inc., Class A	2,069	96,395
Nu Skin Enterprises, Inc., Class A	107	5,872
PepsiCo, Inc.	425	49,670

Philip Morris International, Inc.	429	51,394
Pilgrim’s Pride Corp.*	207	4,817
Pinnacle Foods, Inc.	1,910	119,012
Post Holdings, Inc.*	377	30,288
Procter & Gamble Co.	293	25,810
Spectrum Brands Holdings, Inc.	581	78,115
Sprouts Farmers Market, Inc.*	624	14,951
Sysco Corp.	13,493	736,178
TreeHouse Foods, Inc.*(a)	307	23,694
Tyson Foods, Inc., Class A	5,655	324,258
US Foods Holding Corp.*	641	19,204
Walgreens Boots Alliance, Inc.	832	67,409
Wal-Mart Stores, Inc.	583	45,824
Whole Foods Market, Inc.	3,586	125,474

		5,071,538

Energy - 0.7%
Antero Resources Corp.*(a)	273	5,616
Apache Corp.	264	12,345
Baker Hughes, Inc.	273	15,056
Cabot Oil & Gas Corp.	802	17,796
Chevron Corp.	158	16,350
Concho Resources, Inc.*	61	7,734
ConocoPhillips	166	7,418
Devon Energy Corp.	854	29,019
Diamondback Energy, Inc.*	45	4,174
Dril-Quip, Inc.*	572	28,371
EOG Resources, Inc.	96	8,670
EQT Corp.	848	46,869
Exxon Mobil Corp.	254	20,447
Halliburton Co.	413	18,663
Helmerich & Payne, Inc. (a)	536	28,226
Kinder Morgan, Inc.	1,273	23,881
Murphy Oil Corp. (a)	365	8,910
National Oilwell Varco, Inc.	907	29,632
Oceaneering International, Inc.	272	6,631
ONEOK, Inc. (a)	264	13,115
Patterson-UTI Energy, Inc.	584	12,451
Phillips 66	587	44,676
Pioneer Natural Resources Co.	61	10,178
Rowan Cos. PLC, Class A*	326	3,925
Schlumberger Ltd.	307	21,364
Tesoro Corp.	61	5,078
Valero Energy Corp.	747	45,918
Williams Cos., Inc.	206	5,892
World Fuel Services Corp.	696	24,597

		523,002

Financials - 15.0%
Affiliated Managers Group, Inc.	522	80,310
Aflac, Inc.	3,501	263,905
AGNC Investment Corp. REIT	3,683	76,570
Alleghany Corp.*	208	122,167
Allied World Assurance Co. Holdings AG	1,312	68,972
Allstate Corp.	3,337	288,117
Ally Financial, Inc.	1,854	34,373
American Express Co.	1,104	84,942
American Financial Group, Inc.	1,000	99,850
American International Group, Inc.	325	20,680
American National Insurance Co.	164	19,275
Ameriprise Financial, Inc.	692	83,587
AmTrust Financial Services, Inc. (a)	478	6,281
Annaly Capital Management, Inc. REIT	545	6,529
Aon PLC	1,931	252,787
Arch Capital Group Ltd.*	1,409	137,025
Arthur J Gallagher & Co.	4,414	250,406
Artisan Partners Asset Management, Inc., Class A	256	7,245
Aspen Insurance Holdings Ltd.	2,115	107,442
Associated Banc-Corp.	1,483	35,369
Assurant, Inc.	522	51,145
Assured Guaranty Ltd.	4,393	171,591
Axis Capital Holdings Ltd.	3,377	221,464
Bank of America Corp.	307	6,880
Bank of Hawaii Corp. (a)	519	40,342
Bank of New York Mellon Corp.	943	44,434
BankUnited, Inc.	432	14,325
BB&T Corp.	1,432	59,643
Berkshire Hathaway, Inc., Class B*	412	68,095
BlackRock, Inc.	68	27,828
BOK Financial Corp. (a)	260	20,938
Brown & Brown, Inc.	3,699	160,648
Capital One Financial Corp.	1,107	85,150
CBOE Holdings, Inc.	1,464	126,446
Charles Schwab Corp.	215	8,331
Chimera Investment Corp. REIT	4,554	84,704
Chubb Ltd.	535	76,607
Cincinnati Financial Corp.	2,851	199,798
CIT Group, Inc.	1,644	74,062
Citigroup, Inc.	220	13,319
Citizens Financial Group, Inc.	1,225	41,772
CME Group, Inc.	415	48,675
CNA Financial Corp.	311	14,182
Comerica, Inc.	1,003	68,766
Commerce Bancshares, Inc.	890	47,642
Credit Acceptance Corp.*(a)	47	10,106

Cullen/Frost Bankers, Inc.	574	52,613
Discover Financial Services	3,492	204,980
Donnelley Financial Solutions, Inc.*	1,118	25,468
E*TRADE Financial Corp.*	413	14,294
East West Bancorp, Inc.	745	40,774
Eaton Vance Corp.	5,765	268,476
Erie Indemnity Co., Class A	171	20,139
Everest Re Group Ltd.	1,425	362,876
FactSet Research Systems, Inc.	785	130,067
Federated Investors, Inc., Class B	2,211	58,724
Fifth Third Bancorp	5,179	122,949
First American Financial Corp.	3,639	158,369
First Horizon National Corp.	1,172	19,854
First Republic Bank	519	47,800
FNF Group	4,116	175,383
Franklin Resources, Inc.	4,392	183,542
Goldman Sachs Group, Inc.	149	31,478
Hanover Insurance Group, Inc.	1,099	91,646
Hartford Financial Services Group, Inc.	2,011	99,323
Huntington Bancshares, Inc.	3,797	47,614
Interactive Brokers Group, Inc., Class A	220	7,674
Intercontinental Exchange, Inc.	626	37,679
Invesco Ltd.	3,280	103,976
JPMorgan Chase & Co.	116	9,529
KeyCorp	3,486	60,900
Lazard Ltd., Class A	2,432	108,224
Leucadia National Corp.	902	22,000
Lincoln National Corp.	1,109	72,063
Loews Corp.	2,118	99,885
LPL Financial Holdings, Inc.	684	26,628
M&T Bank Corp.	406	63,527
Markel Corp.*	60	58,635
MarketAxess Holdings, Inc.	562	107,106
Marsh & McLennan Cos., Inc.	5,254	407,500
Mercury General Corp. (a)	536	30,016
MetLife, Inc.	850	43,001
MFA Financial, Inc. REIT	11,872	98,775
Moody’s Corp.	1,214	143,798
Morgan Stanley	378	15,778
Morningstar, Inc.	273	19,978
MSCI, Inc.	1,103	112,208
Nasdaq, Inc.	1,311	88,689
Navient Corp.	1,748	25,224
Northern Trust Corp.	730	63,831
Old Republic International Corp.	3,445	68,142
PacWest Bancorp	903	42,143
People’s United Financial, Inc.	1,953	32,361
PNC Financial Services Group, Inc.	626	74,306
Popular, Inc.	2,223	82,696
Principal Financial Group, Inc.	2,333	146,769
ProAssurance Corp.	618	36,802
Progressive Corp.	9,291	394,217
Prudential Financial, Inc.	961	100,761
Raymond James Financial, Inc.	466	33,678
Regions Financial Corp.	5,757	79,677
Reinsurance Group of America, Inc.	1,688	210,173
RenaissanceRe Holdings Ltd.	1,390	198,575
S&P Global, Inc.	1,310	187,081
SEI Investments Co.	1,013	50,741
Signature Bank*	117	16,733
SLM Corp.*	2,858	29,695
Starwood Property Trust, Inc. REIT	2,168	47,739
State Street Corp.	259	21,098
SunTrust Banks, Inc.	1,699	90,676
SVB Financial Group*	111	18,925
Synchrony Financial	3,754	100,795
Synovus Financial Corp.	745	30,456
T. Rowe Price Group, Inc.	3,909	275,350
TCF Financial Corp.	1,956	29,457
TD Ameritrade Holding Corp.	785	29,328
Thomson Reuters Corp.	1,695	74,004
Torchmark Corp.	3,212	242,506
Travelers Cos., Inc.	1,420	177,287
Two Harbors Investment Corp. REIT	3,543	35,359
Unum Group	4,298	193,324
US Bancorp	906	46,106
Validus Holdings Ltd.	2,783	148,612
Voya Financial, Inc.	746	25,498
W.R. Berkley Corp.	2,181	150,467
Wells Fargo & Co.	60	3,068
Western Alliance Bancorp*	415	18,974
White Mountains Insurance Group Ltd.	82	70,527
XL Group Ltd.	2,640	115,342
Zions Bancorporation	743	29,772

		11,574,938

Health Care - 7.7%
Abbott Laboratories	2,024	92,416
AbbVie, Inc.	318	20,994
Aetna, Inc.	1,971	285,519
Agilent Technologies, Inc.	1,537	92,743
Alere, Inc.*	150	7,276

Align Technology, Inc.*	519	75,359
AmerisourceBergen Corp.	224	20,556
Amgen, Inc.	158	24,528
Anthem, Inc.	1,166	212,620
Baxter International, Inc.	2,310	137,006
Becton Dickinson and Co.	732	138,516
Biogen, Inc.*	141	34,936
Bio-Rad Laboratories, Inc., Class A*	325	72,631
Bio-Techne Corp.	906	101,544
Bioverativ, Inc.*	57	3,140
Boston Scientific Corp.*	907	24,516
Bristol-Myers Squibb Co.	61	3,291
Bruker Corp.	795	21,632
C.R. Bard, Inc.	646	198,600
Cardinal Health, Inc.	1,436	106,680
Celgene Corp.*	100	11,441
Centene Corp.*	624	45,321
Cerner Corp.*	526	34,374
Charles River Laboratories International, Inc.*	414	38,109
Cigna Corp.	907	146,236
Cooper Cos., Inc.	590	129,062
Danaher Corp.	691	58,694
DaVita, Inc.*	1,048	69,440
DENTSPLY SIRONA, Inc.	1,012	64,282
Edwards Lifesciences Corp.*	624	71,804
Eli Lilly & Co.	316	25,144
Envision Healthcare Corp.*	201	10,977
Express Scripts Holding Co.*	1,297	77,496
Gilead Sciences, Inc.	162	10,512
HCA Healthcare, Inc.*	1,693	138,674
Henry Schein, Inc.*	1,412	259,766
Hill-Rom Holdings, Inc.	1,594	123,312
Hologic, Inc.*	1,153	49,936
Humana, Inc.	933	216,699
IDEXX Laboratories, Inc.*	905	152,393
Intuitive Surgical, Inc.*	112	102,444
Johnson & Johnson	216	27,702
Laboratory Corp. of America Holdings*	153	21,267
LifePoint Health, Inc.*	308	18,726
McKesson Corp.	201	32,781
MEDNAX, Inc.*	485	26,335
Medtronic PLC	484	40,792
Merck & Co., Inc.	632	41,149
Mettler-Toledo International, Inc.*	326	189,996
Patheon N.V.*	536	18,605
Patterson Cos., Inc.	1,950	86,112
PerkinElmer, Inc.	475	29,953
Pfizer, Inc.	519	16,945
Premier, Inc., Class A*	201	6,939
QIAGEN NV*	1,004	33,694
Quest Diagnostics, Inc.	2,723	296,181
Quintiles IMS Holdings, Inc.*	311	26,883
ResMed, Inc.	1,222	86,884
Stryker Corp.	1,011	144,533
Teleflex, Inc.	677	135,414
Thermo Fisher Scientific, Inc.	399	68,943
United Therapeutics Corp.*	161	19,463
UnitedHealth Group, Inc.	364	63,766
Universal Health Services, Inc., Class B	1,050	119,343
Varex Imaging Corp.*	696	23,908
Varian Medical Systems, Inc.*	1,754	173,681
VCA, Inc.*	1,736	159,938
Veeva Systems, Inc., Class A*	61	3,876
VWR Corp.*	1,114	36,829
Waters Corp.*	626	112,442
WellCare Health Plans, Inc.*	849	145,858
West Pharmaceutical Services, Inc.	1,639	159,016
Zoetis, Inc.	536	33,382

		5,911,955

Industrials - 17.6%
3M Co.	422	86,286
Acuity Brands, Inc. (a)	149	24,274
AECOM*	1,321	42,417
AGCO Corp.	1,746	111,796
Air Lease Corp.	904	33,376
Alaska Air Group, Inc.	1,905	165,830
Allegion PLC	194	15,254
Allison Transmission Holdings, Inc.	2,160	83,635
AMERCO	47	17,355
American Airlines Group, Inc.	485	23,479
AMETEK, Inc.	732	44,667
AO Smith Corp.	2,229	122,305
Arconic, Inc.	1,473	40,463
Armstrong World Industries, Inc.*(a)	218	9,080
Boeing Co.	692	129,840
BWX Technologies, Inc.	3,695	179,577
C.H. Robinson Worldwide, Inc. (a)	4,044	270,988
Carlisle Cos., Inc.	1,689	171,146
Caterpillar, Inc.	891	93,938
Cintas Corp.	1,705	214,625
Clean Harbors, Inc.*	942	55,022
Colfax Corp.*	520	21,091
Copa Holdings SA, Class A	97	10,965

Copart, Inc.*	7,573	236,202
Covanta Holding Corp. (a)	748	11,033
Crane Co.	1,165	90,381
CSX Corp.	3,914	212,021
Cummins, Inc.	2,476	390,465
Deere & Co.	1,046	128,093
Delta Air Lines, Inc.	2,121	104,205
Donaldson Co., Inc.	3,436	164,791
Dover Corp.	1,488	122,834
Dun & Bradstreet Corp.	413	43,245
Eaton Corp. PLC	2,433	188,266
Emerson Electric Co.	1,310	77,447
Equifax, Inc.	1,537	210,262
Expeditors International of Washington, Inc.	3,973	212,079
Fastenal Co.	2,424	104,644
FedEx Corp.	574	111,264
Flowserve Corp. (a)	1,012	49,082
Fluor Corp.	3,092	138,707
Fortive Corp.	1,753	109,475
Fortune Brands Home & Security, Inc.	572	36,093
General Dynamics Corp.	858	174,389
Genesee & Wyoming, Inc., Class A*	748	48,994
Graco, Inc.	1,421	156,125
HD Supply Holdings, Inc.*	2,749	110,922
HEICO Corp. (a)	275	20,408
HEICO Corp., Class A	607	38,029
Hertz Global Holdings, Inc.*(a)	1,947	19,879
Hexcel Corp.	1,119	57,550
Honeywell International, Inc.	471	62,638
Hubbell, Inc.	959	111,158
Huntington Ingalls Industries, Inc.	1,864	364,990
IDEX Corp.	1,065	115,521
Illinois Tool Works, Inc.	1,106	156,189
Ingersoll-Rand PLC	1,578	141,389
ITT, Inc.	2,164	82,254
Jacobs Engineering Group, Inc.	5,285	277,040
JB Hunt Transport Services, Inc.	2,335	199,362
JetBlue Airways Corp.*	2,959	66,341
Kansas City Southern	1,042	99,198
KAR Auction Services, Inc.	2,114	92,107
KBR, Inc. (a)	1,166	15,893
Kirby Corp.*	1,629	107,921
L3 Technologies, Inc.	768	129,477
Landstar System, Inc.	2,844	237,616
Lennox International, Inc.	776	137,430
Lincoln Electric Holdings, Inc.	2,061	184,212
Lockheed Martin Corp.	150	42,170
LSC Communications, Inc.	960	20,419
Macquarie Infrastructure Corp.	216	16,826
ManpowerGroup, Inc.	580	59,085
Masco Corp.	1,902	70,850
Middleby Corp.*	209	26,827
MSC Industrial Direct Co., Inc., Class A	2,169	182,066
Nielsen Holdings PLC	1,153	44,367
Nordson Corp.	797	92,356
Norfolk Southern Corp.	908	112,619
Northrop Grumman Corp.	636	164,864
Old Dominion Freight Line, Inc.	2,215	197,844
Orbital ATK, Inc.	272	27,652
Oshkosh Corp.	1,735	109,513
Owens Corning	1,638	102,211
PACCAR, Inc.	3,482	219,227
Parker-Hannifin Corp.	1,436	226,127
Pentair PLC	430	28,475
Quanta Services, Inc.*	8,611	264,013
Raytheon Co.	677	111,035
Regal Beloit Corp.	325	25,740
Republic Services, Inc.	1,900	120,859
Robert Half International, Inc.	2,339	108,740
Rockwell Automation, Inc.	1,196	189,829
Rockwell Collins, Inc.	1,161	126,607
Rollins, Inc.	2,224	95,788
Roper Technologies, Inc.	166	37,715
RR Donnelley & Sons Co. (a)	217	2,587
Ryder System, Inc.	1,277	84,818
Snap-on, Inc.	677	109,444
Southwest Airlines Co.	5,556	333,860
Spirit AeroSystems Holdings, Inc., Class A	3,433	187,064
Spirit Airlines, Inc.*	630	33,453
Stanley Black & Decker, Inc.	1,942	267,297
Textron, Inc.	1,259	60,180
Timken Co.	1,632	75,317
Toro Co.	2,854	195,470
TransDigm Group, Inc. (a)	254	68,092
Trinity Industries, Inc.	313	7,988
Union Pacific Corp.	1,116	123,095
United Continental Holdings, Inc.*	852	67,879
United Parcel Service, Inc., Class B	851	90,181
United Rentals, Inc.*	255	27,726
United Technologies Corp.	810	98,237
USG Corp.*(a)	255	7,252
Valmont Industries, Inc.	537	78,617
Verisk Analytics, Inc.*	60	4,853
W.W. Grainger, Inc.	791	136,274

WABCO Holdings, Inc.*	836	101,842
Wabtec Corp. (a)	1,804	147,477
Waste Management, Inc.	1,695	123,582
Watsco, Inc.	1,008	142,249
Welbilt, Inc.*	4,963	95,984
WESCO International, Inc.*	1,055	64,513
Xylem, Inc.	2,387	124,458

		13,598,643

Information Technology - 13.6%
Accenture PLC, Class A	797	99,203
Activision Blizzard, Inc.	318	18,628
Adobe Systems, Inc.*	416	59,014
Akamai Technologies, Inc.*	836	39,417
Alliance Data Systems Corp.	61	14,709
Alphabet, Inc., Class A*	3	2,961
Alphabet, Inc., Class C*	4	3,859
Amdocs Ltd.	3,964	256,788
Amphenol Corp., Class A	2,162	161,285
Analog Devices, Inc.	3,443	295,272
ANSYS, Inc.*	834	105,359
Apple, Inc.	255	38,954
Applied Materials, Inc.	7,955	364,975
Arista Networks, Inc.*(a)	68	10,022
ARRIS International PLC*(a)	325	9,113
Arrow Electronics, Inc.*	1,755	132,660
Autodesk, Inc.*	99	11,065
Automatic Data Processing, Inc.	1,119	114,552
Avnet, Inc.	534	19,587
Booz Allen Hamilton Holding Corp.	961	37,902
Broadcom Ltd.	193	46,220
Broadridge Financial Solutions, Inc.	2,150	163,164
Brocade Communications Systems, Inc.	1,268	16,015
CA, Inc.	3,581	113,768
Cadence Design Systems, Inc.*	7,209	253,324
CDK Global, Inc.	1,106	67,975
CDW Corp.	934	56,208
Cisco Systems, Inc.	1,365	43,038
Citrix Systems, Inc.*	1,014	83,696
Cognex Corp.	906	82,908
Cognizant Technology Solutions Corp., Class A	1,100	73,601
CommerceHub, Inc., Series A*	273	4,646
CommerceHub, Inc., Series C*	312	5,360
Conduent, Inc.*	1,276	20,939
CoreLogic, Inc.*	696	30,137
Corning, Inc.	11,703	340,557
CoStar Group, Inc.*	35	9,155
CSRA, Inc.	167	5,037
Dell Technologies, Inc., Class V*	1,259	87,362
Dolby Laboratories, Inc., Class A	2,110	106,323
DST Systems, Inc.	574	69,351
DXC Technology Co.*	560	43,411
eBay, Inc.*	5,936	203,605
EchoStar Corp., Class A*	1,222	72,159
Electronic Arts, Inc.*	746	84,544
Euronet Worldwide, Inc.*	267	23,290
F5 Networks, Inc.*	1,261	161,572
Fidelity National Information Services, Inc.	197	16,916
Fiserv, Inc.*	992	124,278
FleetCor Technologies, Inc.*	205	29,579
FLIR Systems, Inc.	3,223	122,120
Fortinet, Inc.*	360	14,162
Gartner, Inc.*	789	94,364
Genpact Ltd.	1,647	44,996
Global Payments, Inc.	96	8,795
Harris Corp.	1,948	218,488
Hewlett Packard Enterprise Co.	2,740	51,539
HP, Inc.	23,159	434,463
IAC/InterActiveCorp*	228	24,246
Intel Corp.	1,467	52,973
International Business Machines Corp.	379	57,847
Intuit, Inc.	1,727	242,885
IPG Photonics Corp.*	112	15,573
Jabil Circuit, Inc. (a)	680	20,346
Jack Henry & Associates, Inc.	1,384	146,995
Juniper Networks, Inc.	1,112	32,615
Keysight Technologies, Inc.*	2,332	90,109
KLA-Tencor Corp.	1,683	175,032
Lam Research Corp.	2,055	318,874
Leidos Holdings, Inc.	1,964	109,120
Manhattan Associates, Inc.*	57	2,670
Marvell Technology Group Ltd.	321	5,534
Mastercard, Inc., Class A	413	50,749
Maxim Integrated Products, Inc.	2,278	108,888
Microchip Technology, Inc.	2,172	180,928
Microsoft Corp.	255	17,809
Motorola Solutions, Inc.	3,391	283,386
National Instruments Corp.	1,118	42,652
NCR Corp.*	1,909	73,554
NetApp, Inc.	3,908	158,235
NVIDIA Corp.	467	67,411
ON Semiconductor Corp.*	2,736	42,353
Oracle Corp.	326	14,797

Paychex, Inc.	1,789	105,963
PayPal Holdings, Inc.*	484	25,270
PTC, Inc.*	164	9,443
Qorvo, Inc.*	166	12,940
QUALCOMM, Inc.	1,630	93,350
Red Hat, Inc.*	469	42,008
Sabre Corp.	959	21,510
salesforce.com, Inc.*	135	12,101
Skyworks Solutions, Inc.	624	66,412
Symantec Corp.	24,848	753,143
Synopsys, Inc.*	5,076	380,040
Teradata Corp.*	783	21,345
Teradyne, Inc.	5,729	203,666
Texas Instruments, Inc.	2,259	186,345
Total System Services, Inc.	953	56,751
Trimble, Inc.*	1,315	47,393
Ultimate Software Group, Inc.*(a)	97	21,412
Vantiv, Inc., Class A*	1,225	76,832
VeriSign, Inc.*(a)	458	41,293
Versum Materials, Inc.	4,485	139,214
Visa, Inc., Class A	271	25,807
VMware, Inc., Class A*(a)	733	71,211
Western Union Co.	16,725	318,110
WEX, Inc.*	379	38,719
Xerox Corp.	6,484	45,842
Xilinx, Inc.	1,525	101,733
Zebra Technologies Corp., Class A*	167	17,425

		10,493,249

Materials - 6.9%
AdvanSix, Inc.*	1,473	42,378
Air Products & Chemicals, Inc.	1,056	152,127
Albemarle Corp.	111	12,610
Alcoa Corp.	5,169	170,267
AptarGroup, Inc.	748	63,588
Ashland Global Holdings, Inc.	573	38,127
Avery Dennison Corp.	3,271	275,614
Axalta Coating Systems Ltd.*	634	19,844
Ball Corp.	510	20,859
Bemis Co., Inc.	3,262	145,616
Berry Global Group, Inc.*	1,480	85,825
Cabot Corp.	2,274	118,771
Celanese Corp., Series A	1,207	104,466
Compass Minerals International, Inc. (a)	362	23,222
Crown Holdings, Inc.*	1,372	79,219
Domtar Corp.	1,903	69,231
Dow Chemical Co.	2,588	160,353
E.I. du Pont de Nemours & Co.	537	42,380
Eagle Materials, Inc.	421	39,700
Eastman Chemical Co.	2,243	179,687
Ecolab, Inc.	618	82,095
FMC Corp.	201	15,149
Graphic Packaging Holding Co.	5,591	75,534
Huntsman Corp.	951	22,729
International Flavors & Fragrances, Inc.	695	95,834
International Paper Co.	6,473	342,292
LyondellBasell Industries NV, Class A	1,000	80,520
Martin Marietta Materials, Inc.	325	72,833
Monsanto Co.	747	87,713
Mosaic Co.	4,330	97,988
NewMarket Corp.	156	72,595
Newmont Mining Corp.	734	25,066
Nucor Corp.	4,232	245,879
Owens-Illinois, Inc.*	792	17,875
Packaging Corp. of America	2,274	232,312
PPG Industries, Inc.	1,575	167,517
Praxair, Inc.	1,646	217,749
Reliance Steel & Aluminum Co.	4,104	299,387
RPM International, Inc.	4,474	242,625
Scotts Miracle-Gro Co.	914	79,162
Sealed Air Corp.	1,858	82,532
Sherwin-Williams Co.	363	120,433
Silgan Holdings, Inc.	986	31,365
Sonoco Products Co. (a)	4,762	241,481
Southern Copper Corp.	112	3,916
Steel Dynamics, Inc.	2,955	100,440
Valspar Corp.	789	89,149
Valvoline, Inc.	2,683	60,019
Vulcan Materials Co.	220	27,423
W.R. Grace & Co.	203	14,553
Westlake Chemical Corp.	361	22,187
WestRock Co.	2,005	109,112

		5,319,348

Real Estate - 4.0%
Alexandria Real Estate Equities, Inc. REIT	300	35,004
American Campus Communities, Inc. REIT	624	29,615
American Homes 4 Rent, Class A REIT	215	4,831
American Tower Corp. REIT	379	49,721
Apartment Investment & Management Co., Class A REIT	363	15,580
Apple Hospitality REIT, Inc. REIT	695	13,010

AvalonBay Communities, Inc. REIT	255	48,766
Boston Properties, Inc. REIT	266	32,271
Brandywine Realty Trust REIT	379	6,606
Brixmor Property Group, Inc. REIT	589	10,625
Camden Property Trust REIT	878	73,146
Care Capital Properties, Inc. REIT	272	7,151
CBRE Group, Inc., Class A*	1,014	35,368
Colony NorthStar, Inc., Class A REIT	1,955	27,624
Columbia Property Trust, Inc. REIT	321	6,934
CoreCivic, Inc. REIT	485	13,944
Corporate Office Properties Trust REIT	3,803	128,275
Crown Castle International Corp. REIT	1,365	138,752
CubeSmart REIT	206	5,142
DCT Industrial Trust, Inc. REIT	889	46,859
Digital Realty Trust, Inc. REIT	624	73,750
Douglas Emmett, Inc. REIT	530	20,119
Duke Realty Corp. REIT	1,905	54,616
Empire State Realty Trust, Inc., Class A REIT	677	14,082
EPR Properties REIT	1,519	107,712
Equinix, Inc. REIT	88	38,809
Equity Commonwealth REIT*	428	13,319
Equity LifeStyle Properties, Inc. REIT	638	53,847
Equity Residential REIT	519	33,782
Essex Property Trust, Inc. REIT	62	15,929
Extra Space Storage, Inc. REIT (a)	107	8,289
Federal Realty Investment Trust REIT	193	23,689
Forest City Realty Trust, Inc., Class A REIT	1,277	29,077
Gaming and Leisure Properties, Inc. REIT	2,060	75,623
GGP, Inc. REIT	1,816	40,460
Healthcare Trust of America, Inc., Class A REIT	362	11,110
Highwoods Properties, Inc. REIT	691	34,826
Hospitality Properties Trust REIT	2,804	81,092
Host Hotels & Resorts, Inc. REIT	7,408	133,270
Howard Hughes Corp.*	56	7,177
Iron Mountain, Inc. REIT	1,119	39,075
Jones Lang LaSalle, Inc.	98	11,316
Kilroy Realty Corp. REIT	855	62,603
Kimco Realty Corp. REIT	4,223	74,071
Lamar Advertising Co., Class A REIT	1,796	125,738
Liberty Property Trust REIT	2,748	112,915
Life Storage, Inc. REIT (a)	101	7,565
Macerich Co. REIT	485	27,844
Mid-America Apartment Communities, Inc. REIT	624	63,611
National Retail Properties, Inc. REIT	1,049	40,250
Omega Healthcare Investors, Inc. REIT (a)	680	21,298
Outfront Media, Inc. REIT	208	4,753
Park Hotels & Resorts, Inc. REIT	317	8,160
Piedmont Office Realty Trust, Inc., Class A REIT	1,383	29,306
Prologis, Inc. REIT	1,278	70,980
Public Storage REIT	151	32,518
Quality Care Properties, Inc. REIT*	1,963	33,214
Rayonier, Inc. REIT	855	24,017
Realty Income Corp. REIT	733	40,264
Regency Centers Corp. REIT	623	37,916
Retail Properties of America, Inc., Class A REIT	2,120	26,076
SBA Communications Corp. REIT*	277	38,276
Senior Housing Properties Trust REIT	3,706	78,345
Simon Property Group, Inc. REIT	253	39,025
SL Green Realty Corp. REIT	149	15,053
Spirit Realty Capital, Inc. REIT	1,191	8,611
STORE Capital Corp. REIT	836	17,038
Sun Communities, Inc. REIT	519	44,707
Tanger Factory Outlet Centers, Inc. REIT	3,116	81,203
Taubman Centers, Inc. REIT (a)	379	23,176
UDR, Inc. REIT	273	10,540
Uniti Group, Inc. REIT	159	3,977
Ventas, Inc. REIT	692	46,011
Vornado Realty Trust REIT	415	38,263
Weingarten Realty Investors REIT	1,208	36,349
Welltower, Inc. REIT	439	31,845
Weyerhaeuser Co. REIT	1,911	62,987
WP Carey, Inc. REIT	430	28,049

		3,096,747

Telecommunication Services - 0.7%
AT&T, Inc.	677	26,085

CenturyLink, Inc. (a)	8,746	218,213
Frontier Communications Corp. (a)	1,480	1,939
Level 3 Communications, Inc.*	1,557	92,672
Telephone & Data Systems, Inc.	2,639	75,291
T-Mobile US, Inc.*	320	21,574
United States Cellular Corp.*	307	12,268
Verizon Communications, Inc.	1,155	53,869
Zayo Group Holdings, Inc.*	957	30,777

		532,688

Utilities - 9.5%
AES Corp.	20,819	243,166
Alliant Energy Corp.	4,670	193,665
Ameren Corp.	5,591	317,289
American Electric Power Co., Inc.	3,366	241,611
American Water Works Co., Inc.	2,344	183,254
Aqua America, Inc. (a)	1,382	45,178
Atmos Energy Corp.	1,724	143,626
Avangrid, Inc.	519	23,578
Calpine Corp.*	1,692	21,742
CenterPoint Energy, Inc.	8,137	232,800
CMS Energy Corp.	4,516	214,104
Consolidated Edison, Inc.	3,711	307,234
Dominion Energy, Inc.	1,065	86,020
DTE Energy Co.	2,014	220,573
Duke Energy Corp.	1,695	145,228
Edison International	5,002	408,013
Entergy Corp.	2,977	235,362
Eversource Energy	2,226	138,168
Exelon Corp.	9,959	361,611
FirstEnergy Corp.	5,694	166,493
Great Plains Energy, Inc.	3,110	89,350
Hawaiian Electric Industries, Inc.	2,154	71,384
MDU Resources Group, Inc.	1,525	41,526
National Fuel Gas Co. (a)	956	54,263
NextEra Energy, Inc.	1,007	142,430
NiSource, Inc.	13,598	354,500
NRG Energy, Inc.	1,047	16,815
OGE Energy Corp.	6,026	214,706
PG&E Corp.	2,745	187,703
Pinnacle West Capital Corp.	3,328	294,029
PPL Corp.	2,585	103,167
Public Service Enterprise Group, Inc.	7,606	341,585
SCANA Corp.	2,495	170,159
Sempra Energy	1,472	171,473
Southern Co.	2,497	126,373
UGI Corp.	6,570	336,253
Vectren Corp.	2,966	181,934
WEC Energy Group, Inc.	644	40,417
Westar Energy, Inc.	3,216	170,287
Xcel Energy, Inc.	5,761	276,010

		7,313,079

TOTAL COMMON STOCKS (Cost $73,446,717)		76,585,593

EXCHANGE TRADED FUND - 0.1%
Vanguard Russell 1000 (Cost $88,745)	820	90,872

SECURITIES LENDING COLLATERAL - 3.6%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.74% (b)(c) (Cost $2,737,174)	2,737,174	2,737,174

TOTAL INVESTMENTS - 103.1% (Cost $76,272,636)†		$79,413,639
Other assets and liabilities, net - (3.1%)		(2,325,532)

NET ASSETS - 100.0%		$77,088,107

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $76,389,141. At May 31, 2017, net unrealized appreciation for all securities based on tax cost was $3,024,498. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,134,695 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,110,197.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2017 amounted to $2,666,187, which is 3.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT:	Real Estate Investment Trust

At May 31, 2017, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation) (d)
Mini Russell 1000 futures	USD	3	$200,340	6/16/2017	$1,285
E-Mini S&P MidCap 400 futures	USD	1	172,000	6/16/2017	605

			$372,340		$1,890

(d)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of May 31, 2017.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$76,585,593	$—	$—	$76,585,593
Exchange Traded Fund	90,872	—	—	90,872
Short-Term Investments	2,737,174	—	—	2,737,174
Derivatives (f)
Futures Contracts	1,890	—	—	1,890

TOTAL	$79,415,529	$—	$—	$79,415,529

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

There have been no transfers between fair value measurement levels during the period ended May 31, 2017.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF

May 31, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.3%
Consumer Discretionary - 15.3%
1-800-Flowers.com, Inc., Class A*	407	$4,070
Aaron’s, Inc.	186	6,793
Abercrombie & Fitch Co., Class A (a)	54	712
Acushnet Holdings Corp.	27	513
Adtalem Global Education, Inc.	107	4,002
AMC Entertainment Holdings, Inc., Class A	263	5,917
American Axle & Manufacturing Holdings, Inc.*	158	2,387
American Eagle Outfitters, Inc.	306	3,519
American Outdoor Brands Corp.*(a)	189	4,281
American Public Education, Inc.*	171	3,762
America’s Car-Mart, Inc.*	108	3,904
Asbury Automotive Group, Inc.*	59	3,301
Ascent Capital Group, Inc., Class A*	86	1,184
At Home Group, Inc.*	22	412
AV Homes, Inc.*(a)	83	1,301
Barnes & Noble Education, Inc.*	254	2,410
Barnes & Noble, Inc.	484	3,243
Bassett Furniture Industries, Inc.	144	4,277
Beazer Homes USA, Inc.*	183	2,233
Belmond Ltd., Class A*	200	2,470
Big 5 Sporting Goods Corp.	264	3,670
Big Lots, Inc. (a)	181	8,838
Biglari Holdings, Inc.*	8	3,042
BJ’s Restaurants, Inc.*	105	4,704
Bloomin’ Brands, Inc.	330	6,610
Bob Evans Farms, Inc.	261	18,377
Bojangles’, Inc.*	38	665
Boyd Gaming Corp.*	36	915
Bridgepoint Education, Inc.*	68	941
Bright Horizons Family Solutions, Inc.*	13	997
Buckle, Inc. (a)	81	1,377
Buffalo Wild Wings, Inc.*	12	1,724
Build-A-Bear Workshop, Inc.*	194	2,085
Caesars Acquisition Co., Class A*(a)	44	777
Caleres, Inc.	116	3,171
Callaway Golf Co.	329	4,191
Camping World Holdings, Inc., Class A	132	3,564
Capella Education Co.	116	10,040
Career Education Corp.*	126	1,189
Carriage Services, Inc.	87	2,287
Carrols Restaurant Group, Inc.*	336	3,982
Cato Corp., Class A	122	2,460
Cavco Industries, Inc.*	44	4,851
Century Casinos, Inc.*	150	1,171
Century Communities, Inc.*	47	1,170
Cheesecake Factory, Inc.	93	5,485
Chegg, Inc.*(a)	113	1,356
Chico’s FAS, Inc.	545	5,156
Children’s Place, Inc.	126	13,633
Churchill Downs, Inc.	19	3,185
Chuy’s Holdings, Inc.*	68	1,829
Citi Trends, Inc.	170	3,102
ClubCorp Holdings, Inc.	95	1,263
Collectors Universe, Inc.	156	3,908
Columbia Sportswear Co.	18	977
Cooper Tire & Rubber Co. (a)	77	2,772
Cooper-Standard Holdings, Inc.*	51	5,509
Core-Mark Holding Co., Inc.	135	4,597
Cracker Barrel Old Country Store, Inc. (a)	21	3,503
Crocs, Inc.*	150	1,024
CSS Industries, Inc.	98	2,606
Culp, Inc.	155	4,975
Daily Journal Corp.*(a)	4	841
Dana, Inc.	285	6,019
Dave & Buster’s Entertainment, Inc.*	50	3,335
Deckers Outdoor Corp.*	68	4,716
Del Frisco’s Restaurant Group, Inc.*	272	4,624
Del Taco Restaurants, Inc.*	212	2,720
Delta Apparel, Inc.*	41	774
Denny’s Corp.*	814	9,687
Destination XL Group, Inc.*	116	278
DineEquity, Inc.	31	1,418
Dorman Products, Inc.*	59	4,921
DSW, Inc., Class A (a)	206	3,467
Duluth Holdings, Inc., Class B*(a)	15	293
El Pollo Loco Holdings, Inc.*(a)	50	682
Eldorado Resorts, Inc.*	356	7,387
Entercom Communications Corp., Class A (a)	174	1,792
Entravision Communications Corp., Class A	113	650
Eros International PLC*(a)	201	1,930
Escalade, Inc.	128	1,536
Ethan Allen Interiors, Inc.	216	5,821

Express, Inc.*	189	1,467
Fiesta Restaurant Group, Inc.*	75	1,654
Finish Line, Inc., Class A	667	9,411
Five Below, Inc.*	59	3,027
Flexsteel Industries, Inc.	98	4,964
Fogo De Chao, Inc.*	18	247
Fossil Group, Inc.*(a)	42	452
Fox Factory Holding Corp.*	125	4,106
Francesca’s Holdings Corp.*	164	2,076
Fred’s, Inc., Class A (a)	96	1,321
FTD Cos, Inc.*	69	1,195
Gaia, Inc.*	141	1,537
Gannett Co., Inc.	72	565
Genesco, Inc.*	177	6,584
Gentherm, Inc.*	25	942
G-III Apparel Group Ltd.*(a)	22	431
GNC Holdings, Inc., Class A (a)	35	265
Golden Entertainment, Inc.	83	1,379
Grand Canyon Education, Inc.*	74	5,802
Group 1 Automotive, Inc.	36	2,165
Guess?, Inc. (a)	137	1,649
Habit Restaurants, Inc., Class A*(a)	19	352
Haverty Furniture Cos., Inc.	263	6,299
Helen of Troy Ltd.*	15	1,365
Hibbett Sports, Inc.*	293	6,798
Hooker Furniture Corp.	110	4,719
Horizon Global Corp.*	276	4,060
Houghton Mifflin Harcourt Co.*	56	692
HSN, Inc.	50	1,657
Iconix Brand Group, Inc.*	98	587
ILG, Inc.	123	3,314
IMAX Corp.*(a)	33	827
Installed Building Products, Inc.*	16	794
International Speedway Corp., Class A	119	4,201
Intrawest Resorts Holdings, Inc.*	170	4,031
iRobot Corp.*(a)	86	7,974
J Alexander’s Holdings, Inc.*	102	1,158
Jack in the Box, Inc.	33	3,517
JAKKS Pacific, Inc.*(a)	80	336
Jamba, Inc.*(a)	44	310
Johnson Outdoors, Inc., Class A	95	4,079
K12, Inc.*	201	3,785
KB Home	240	5,035
Kirkland’s, Inc.*	176	1,593
Kona Grill, Inc.*(a)	19	76
La Quinta Holdings, Inc.*	119	1,649
La-Z-Boy, Inc.	258	6,837
LCI Industries	62	5,518
LGI Homes, Inc.*(a)	39	1,264
Libbey, Inc.	75	613
Liberty Media Corp.-Liberty Braves, Class A*	13	308
Liberty Media Corp.-Liberty Braves, Class C*	44	1,026
Liberty Media Corp.-Liberty Formula One, Class A*	86	2,743
Liberty Media Corp.-Liberty Formula One, Class C*(a)	87	2,897
Liberty TripAdvisor Holdings, Inc., Class A*	22	261
Lifetime Brands, Inc.	224	4,122
Lindblad Expeditions Holdings, Inc.*	125	1,190
Lithia Motors, Inc., Class A (a)	30	2,725
Loral Space & Communications, Inc.*	12	474
Luby’s, Inc.*	183	487
Lumber Liquidators Holdings, Inc.*(a)	50	1,449
M/I Homes, Inc.*	62	1,748
Malibu Boats, Inc., Class A*	65	1,576
Marcus Corp.	285	9,405
Marine Products Corp.	225	3,062
MarineMax, Inc.*	131	2,365
Marriott Vacations Worldwide Corp.	48	5,593
MCBC Holdings, Inc.	108	2,077
MDC Holdings, Inc.	81	2,726
Meredith Corp. (a)	69	3,733
Meritage Homes Corp.*	60	2,394
Modine Manufacturing Co.*	314	4,773
Monarch Casino & Resort, Inc.*	87	2,623
Monro Muffler Brake, Inc.	24	1,190
Motorcar Parts of America, Inc.*	22	640
Movado Group, Inc.	96	2,026
MSG Networks, Inc., Class A*	156	3,284
NACCO Industries, Inc., Class A	133	8,811
Nathan’s Famous, Inc.*	33	2,076
National CineMedia, Inc.	168	1,221
New Home Co, Inc.*	54	580
New Media Investment Group, Inc.	144	1,862
New York Times Co., Class A	110	1,936
Nexstar Media Group, Inc., Class A (a)	34	1,945
Nutrisystem, Inc.	158	8,224
Office Depot, Inc.	108	552

Ollie’s Bargain Outlet Holdings, Inc.*(a)	38	1,564
Overstock.com, Inc.*	56	787
Oxford Industries, Inc.	74	3,977
Papa John’s International, Inc.	42	3,384
Party City Holdco, Inc.*(a)	18	298
Penn National Gaming, Inc.*	72	1,392
Perry Ellis International, Inc.*	134	2,458
PetMed Express, Inc.	299	10,492
Pier 1 Imports, Inc.	1,594	7,986
Pinnacle Entertainment, Inc.*	318	6,230
Planet Fitness, Inc., Class A	92	2,010
Potbelly Corp.*	333	3,829
Reading International, Inc., Class A*	156	2,490
Red Lion Hotels Corp.*	90	589
Red Robin Gourmet Burgers, Inc.*	48	3,460
Red Rock Resorts, Inc., Class A	162	3,830
Regis Corp.*	263	2,485
Rent-A-Center, Inc. (a)	207	2,362
Ruth’s Hospitality Group, Inc.	362	7,819
Saga Communications, Inc., Class A	41	1,986
Salem Media Group, Inc.	125	856
Scientific Games Corp., Class A*	60	1,392
SeaWorld Entertainment, Inc. (a)	95	1,696
Select Comfort Corp.*	140	4,032
Shoe Carnival, Inc.	261	5,337
Shutterfly, Inc.*	63	3,118
Sinclair Broadcast Group, Inc., Class A	57	1,847
Sonic Automotive, Inc., Class A	63	1,184
Sonic Corp.	80	2,338
Sotheby’s*	80	4,207
Speedway Motorsports, Inc.	41	706
Sportsman’s Warehouse Holdings, Inc.*(a)	30	175
Standard Motor Products, Inc.	131	6,374
Stein Mart, Inc. (a)	209	305
Steven Madden Ltd.*	153	6,005
Stoneridge, Inc.*	237	3,664
Strattec Security Corp. (a)	9	320
Strayer Education, Inc.	47	4,157
Sturm Ruger & Co., Inc.	44	2,803
Superior Industries International, Inc.	508	9,906
Superior Uniform Group, Inc.	60	1,158
Tailored Brands, Inc. (a)	216	2,294
Taylor Morrison Home Corp., Class A*	72	1,674
Tenneco, Inc.	69	3,923
Texas Roadhouse, Inc.	92	4,501
Tile Shop Holdings, Inc.	90	1,768
Tilly’s, Inc., Class A	303	3,197
Time, Inc.	47	587
TopBuild Corp.*	126	6,747
Tower International, Inc.	86	1,995
Townsquare Media, Inc., Class A*	27	272
TRI Pointe Group, Inc.*(a)	153	1,893
Tuesday Morning Corp.*(a)	150	255
UCP, Inc., Class A*	152	1,672
Unifi, Inc.*	57	1,604
Unique Fabricating, Inc. (a)	19	177
Universal Electronics, Inc.*	60	3,876
Urban One, Inc.*	89	178
Vera Bradley, Inc.*	77	725
Vitamin Shoppe, Inc.*	98	1,137
West Marine, Inc.	303	2,978
Weyco Group, Inc.	22	601
William Lyon Homes, Class A*	31	702
Wingstop, Inc. (a)	59	1,682
Winmark Corp. (a)	33	4,043
Winnebago Industries, Inc.	219	5,366
Wolverine World Wide, Inc.	215	5,590
World Wrestling Entertainment, Inc., Class A (a)	122	2,490
ZAGG, Inc.*	62	518
Zoe’s Kitchen, Inc.*(a)	45	626
Zumiez, Inc.*	294	4,190

		708,312

Consumer Staples - 3.0%
AdvancePierre Foods Holdings, Inc.	15	604
Alliance One International, Inc.*	15	158
Amplify Snack Brands, Inc.*(a)	44	403
Andersons, Inc.	125	4,388
Avon Products, Inc.*	59	201
B&G Foods, Inc. (a)	22	892
Boston Beer Co, Inc., Class A*(a)	9	1,285
Calavo Growers, Inc. (a)	128	8,666
Cal-Maine Foods, Inc.*(a)	65	2,418
Central Garden & Pet Co.*	44	1,316
Central Garden & Pet Co., Class A*	140	4,047
Coca-Cola Bottling Co. Consolidated	9	2,050
Craft Brew Alliance, Inc.*	92	1,536

Darling Ingredients, Inc.*	312	4,889
Dean Foods Co.	152	2,772
elf Beauty, Inc.*(a)	9	220
Farmer Brothers Co.*	42	1,260
Fresh Del Monte Produce, Inc.	75	3,801
Freshpet, Inc.*(a)	30	456
HRG Group, Inc.*	51	967
Ingles Markets, Inc., Class A	99	3,623
Inter Parfums, Inc.	80	2,784
Inventure Foods, Inc.*(a)	25	106
J&J Snack Foods Corp.	24	3,122
John B Sanfilippo & Son, Inc.	142	9,197
Lancaster Colony Corp.	18	2,229
Landec Corp.*	221	3,094
Lifevantage Corp.*	71	283
Lifeway Foods, Inc.*	27	265
Limoneira Co.	65	1,198
Medifast, Inc.	146	6,075
MGP Ingredients, Inc.	33	1,690
National Beverage Corp. (a)	10	960
Nature’s Sunshine Products, Inc.	96	1,214
Nutraceutical International Corp.	119	4,968
Oil-Dri Corp. of America	59	2,034
Omega Protein Corp.	98	1,710
Orchids Paper Products Co. (a)	19	272
Performance Food Group Co.*	47	1,330
PriceSmart, Inc.	16	1,412
Primo Water Corp.*	123	1,512
Revlon, Inc., Class A*	10	186
Sanderson Farms, Inc.	56	6,647
Seneca Foods Corp., Class A*	53	1,632
Smart & Final Stores, Inc.*	54	707
Snyder’s-Lance, Inc. (a)	28	1,029
SpartanNash Co.	320	9,536
SUPERVALU, Inc.*	63	243
Tootsie Roll Industries, Inc. (a)	77	2,672
Turning Point Brands, Inc.*	28	469
United Natural Foods, Inc.*	74	2,956
Universal Corp.	78	5,179
USANA Health Sciences, Inc.*	16	1,030
Vector Group Ltd.	66	1,435
Village Super Market, Inc., Class A	236	5,872
WD-40 Co.	35	3,700
Weis Markets, Inc.	96	4,956

		139,656

Energy - 1.3%
Adams Resources & Energy, Inc.	6	239
Archrock, Inc.	400	4,200
Ardmore Shipping Corp. (a)	38	274
Atwood Oceanics, Inc.*	114	1,145
Bristow Group, Inc. (a)	21	138
Callon Petroleum Co.*	13	147
DHT Holdings, Inc. (a)	99	418
Era Group, Inc.*	71	597
Evolution Petroleum Corp.	553	4,037
Exterran Corp.*	162	4,568
Forum Energy Technologies, Inc.*	62	1,007
GasLog Ltd. (a)	86	1,114
Geospace Technologies Corp.*	21	315
Green Plains, Inc.	35	747
Helix Energy Solutions Group, Inc.*	33	164
International Seaways, Inc*	173	3,422
Mammoth Energy Services, Inc.*	51	927
Matrix Service Co.*	156	1,271
McDermott International, Inc.*	440	2,732
Natural Gas Services Group, Inc.*	180	4,716
Newpark Resources, Inc.*	300	2,220
Nordic American Tankers Ltd. (a)	132	787
Oil States International, Inc.*	90	2,632
Panhandle Oil and Gas, Inc., Class A	129	2,503
Parker Drilling Co.*	301	406
PDC Energy, Inc.*(a)	9	447
PHI, Inc.*	50	445
Pioneer Energy Services Corp.*	89	218
Renewable Energy Group, Inc.*	141	1,593
REX American Resources Corp.*	57	5,422
RigNet, Inc.*	13	218
Ring Energy, Inc.*	27	350
Sanchez Energy Corp.*(a)	39	234
Scorpio Tankers, Inc. (a)	176	655
SEACOR Holdings, Inc.*	51	3,122
SemGroup Corp., Class A (a)	31	961
Ship Finance International Ltd. (a)	146	1,971
Smart Sand, Inc.*(a)	35	341
Teekay Corp. (a)	56	342
TETRA Technologies, Inc.*	93	287
Unit Corp.*	25	446
US Silica Holdings, Inc. (a)	6	228
Western Refining, Inc.	13	471
Westmoreland Coal Co.*	72	473

		58,950

Financials - 29.6%
1st Source Corp.	111	5,056
Access National Corp. (a)	237	6,634
ACNB Corp.	129	3,644

AG Mortgage Investment Trust, Inc. REIT	387	7,210
Allegiance Bancshares, Inc.*	92	3,565
Ambac Financial Group, Inc.*	341	5,633
American Equity Investment Life Holding Co.	155	3,884
American National Bankshares, Inc.	107	3,729
Ameris Bancorp	75	3,251
AMERISAFE, Inc.	132	6,838
Ames National Corp. (a)	117	3,469
Anworth Mortgage Asset Corp. REIT	1,072	6,486
Apollo Commercial Real Estate Finance, Inc. REIT	279	5,150
Ares Commercial Real Estate Corp. REIT	703	9,301
Argo Group International Holdings Ltd.	119	7,366
Arlington Asset Investment Corp., Class A (a)	162	2,326
ARMOUR Residential REIT, Inc. REIT	270	7,017
Arrow Financial Corp.	164	5,191
Astoria Financial Corp.	173	3,204
Atlantic Capital Bancshares, Inc.*	75	1,391
Atlas Financial Holdings, Inc.*	86	1,290
Baldwin & Lyons, Inc., Class B	138	3,284
Banc of California, Inc. (a)	159	3,228
BancFirst Corp.	47	4,439
Banco Latinoamericano de Comercio Exterior SA, Class E	403	10,881
Bancorp, Inc.*(a)	45	275
BancorpSouth, Inc.	95	2,726
Bank Mutual Corp.	321	2,841
Bank of Marin Bancorp	68	4,077
Bank of NT Butterfield & Son Ltd.	24	792
Bank of the Ozarks, Inc.	7	309
BankFinancial Corp.	131	1,923
Bankwell Financial Group, Inc.	71	2,203
Banner Corp.	42	2,255
Bar Harbor Bankshares	261	7,535
Bear State Financial, Inc.	65	568
Beneficial Bancorp, Inc.	213	3,120
Berkshire Hills Bancorp, Inc.	159	5,700
BGC Partners, Inc., Class A	375	4,421
Blue Capital Reinsurance Holdings Ltd.	146	2,789
Blue Hills Bancorp, Inc.	137	2,466
BNC Bancorp	114	3,597
BofI Holding, Inc.*(a)	156	3,463
Boston Private Financial Holdings, Inc.	464	6,728
Bridge Bancorp, Inc.	93	3,092
Brookline Bancorp, Inc.	439	6,058
Bryn Mawr Bank Corp.	141	5,760
BSB Bancorp, Inc.*	84	2,436
C&F Financial Corp.	51	2,456
California First National Bancorp	28	480
Camden National Corp.	122	4,904
Capital Bank Financial Corp., Class A	62	2,300
Capital City Bank Group, Inc.	101	1,895
Capitol Federal Financial, Inc.	282	3,897
Capstar Financial Holdings, Inc.*	13	234
Capstead Mortgage Corp. REIT (a)	1,036	10,919
Carolina Financial Corp.	117	3,503
Cathay General Bancorp	77	2,733
CenterState Banks, Inc.	257	6,178
Central Pacific Financial Corp.	269	8,137
Central Valley Community Bancorp	180	3,758
Century Bancorp, Inc., Class A	42	2,509
Charter Financial Corp.	141	2,524
Chemical Financial Corp.	50	2,248
Chemung Financial Corp.	51	1,917
Citizens & Northern Corp.	167	3,722
Citizens, Inc.*(a)	356	2,211
City Holding Co.	125	7,886
Clifton Bancorp, Inc.	158	2,568
CNB Financial Corp.	258	5,410
CNO Financial Group, Inc.	150	3,073
CoBiz Financial, Inc.	233	3,667
Codorus Valley Bancorp, Inc.	105	2,709
Cohen & Steers, Inc.	72	2,822
Columbia Banking System, Inc.	96	3,524
Community Bank System, Inc. (a)	145	7,795
Community Trust Bancorp, Inc.	138	5,727
ConnectOne Bancorp, Inc.	260	5,668
County Bancorp, Inc. (a)	41	1,015
Cowen, Inc.*(a)	90	1,355
Crawford & Co., Class B	137	1,281
CU Bancorp*	57	2,052
CVB Financial Corp.	162	3,289
CYS Investments, Inc. REIT	680	5,732
Diamond Hill Investment Group, Inc.	22	4,449
Dime Community Bancshares, Inc.	215	4,085
Donegal Group, Inc., Class A	171	2,683

Dynex Capital, Inc. REIT	814	5,584
Eagle Bancorp, Inc.*	50	2,853
EMC Insurance Group, Inc.	120	3,254
Employers Holdings, Inc.	251	10,053
Encore Capital Group, Inc.*(a)	93	3,367
Enova International, Inc.*	357	4,748
Enstar Group Ltd.*	4	751
Enterprise Bancorp, Inc.	129	3,870
Enterprise Financial Services Corp.	170	6,817
Equity Bancshares, Inc., Class A*	68	2,022
ESSA Bancorp, Inc.	111	1,615
Essent Group Ltd.*	131	4,751
EverBank Financial Corp.	140	2,723
Evercore Partners, Inc., Class A	68	4,610
EZCORP, Inc., Class A*	126	1,071
Farmers Capital Bank Corp.	93	3,553
Farmers National Banc Corp.	320	4,336
FB Financial Corp.*(a)	27	923
FBL Financial Group, Inc., Class A (a)	32	2,014
FCB Financial Holdings, Inc., Class A*	59	2,702
Federal Agricultural Mortgage Corp., Class C	221	13,393
Federated National Holding Co.	25	393
Fidelity & Guaranty Life	33	1,018
Fidelity Southern Corp.	119	2,545
Financial Engines, Inc. (a)	41	1,554
Financial Institutions, Inc.	137	4,199
First BanCorp*	607	3,150
First Bancorp, Inc.	159	3,996
First Bancorp/Southern Pines NC	213	5,913
First Busey Corp.	180	5,110
First Business Financial Services, Inc.	63	1,440
First Citizens BancShares, Inc., Class A	6	1,988
First Commonwealth Financial Corp.	535	6,570
First Community Bancshares, Inc.	270	6,885
First Community Financial Partners, Inc.*(a)	101	1,263
First Connecticut Bancorp, Inc.	155	3,883
First Defiance Financial Corp.	101	5,262
First Financial Bancorp	248	6,212
First Financial Bankshares, Inc. (a)	90	3,443
First Financial Corp.	123	5,603
First Financial Northwest, Inc.	122	1,954
First Foundation, Inc.*	189	2,897
First Internet Bancorp	28	722
First Interstate BancSystem, Inc., Class A	182	6,352
First Merchants Corp.	177	7,025
First Midwest Bancorp, Inc.	215	4,764
First Northwest Bancorp*	93	1,518
First of Long Island Corp.	203	5,511
FirstCash, Inc.	111	5,955
Flagstar Bancorp, Inc.*	9	260
Flushing Financial Corp.	237	6,584
FNB Corp. (a)	401	5,293
FNFV Group*	535	7,463
Franklin Financial Network, Inc.*	53	2,067
Fulton Financial Corp.	210	3,675
GAIN Capital Holdings, Inc.	111	649
GAMCO Investors, Inc., Class A (a)	51	1,479
Genworth Financial, Inc., Class A*	448	1,640
German American Bancorp, Inc.	211	6,552
Glacier Bancorp, Inc.	116	3,742
Global Indemnity Ltd.*	99	3,763
Great Ajax Corp. REIT	180	2,509
Great Southern Bancorp, Inc.	77	3,769
Great Western Bancorp, Inc.	114	4,316
Green Bancorp, Inc.*	107	2,038
Green Dot Corp., Class A*	174	6,393
Greene County Bancorp, Inc.	51	1,239
Greenhill & Co., Inc.	180	3,645
Guaranty Bancorp	153	3,863
Hallmark Financial Services, Inc.*	179	1,853
Hancock Holding Co.	105	4,851
Hanmi Financial Corp.	206	5,480
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	128	2,804
HarborOne Bancorp, Inc.*	51	1,001
HCI Group, Inc.	98	4,358
Heartland Financial USA, Inc. (a)	143	6,414
Hennessy Advisors, Inc.	40	575
Heritage Commerce Corp.	185	2,490
Heritage Financial Corp.	279	6,654
Heritage Insurance Holdings, Inc.	117	1,491
Hilltop Holdings, Inc.	125	3,124
Hingham Institution for Savings	16	2,820
Home Bancorp, Inc.	107	3,724
Home BancShares, Inc.	83	1,943
HomeStreet, Inc.*	191	5,119
HomeTrust Bancshares, Inc.*	134	3,317
Hope Bancorp, Inc.	129	2,246
Horace Mann Educators Corp.	174	6,656
Horizon Bancorp	174	4,427

Houlihan Lokey, Inc.	155	5,203
IBERIABANK Corp.	44	3,397
Independence Holding Co.	56	1,112
Independent Bank Corp.	135	2,747
Independent Bank Corp./Rockland MA	87	5,259
Independent Bank Group, Inc.	63	3,534
Infinity Property & Casualty Corp.	86	8,235
International Bancshares Corp.	111	3,680
INTL. FCStone, Inc.*	204	7,050
Invesco Mortgage Capital, Inc. REIT	487	7,860
Investment Technology Group, Inc.	380	7,573
Investors Bancorp, Inc.	150	1,985
Investors Title Co.	38	7,103
James River Group Holdings Ltd.	101	4,004
KCG Holdings, Inc., Class A*	384	7,626
Kearny Financial Corp.	225	3,139
Kemper Corp.	87	3,319
Kinsale Capital Group, Inc.	45	1,631
Ladder Capital Corp. REIT	275	3,869
Ladenburg Thalmann Financial Services, Inc.*	183	392
Lakeland Bancorp, Inc.	351	6,581
Lakeland Financial Corp.	162	6,874
LCNB Corp.	126	2,463
LegacyTexas Financial Group, Inc.	140	4,931
LendingTree, Inc.*(a)	6	934
Live Oak Bancshares, Inc. (a)	18	440
Macatawa Bank Corp.	400	3,696
Maiden Holdings Ltd.	649	6,847
MainSource Financial Group, Inc.	210	6,800
Manning & Napier, Inc.	174	809
Marlin Business Services Corp.	105	2,662
MB Financial, Inc.	59	2,430
MBIA, Inc.*	209	1,712
MBT Financial Corp.	251	2,548
Mercantile Bank Corp.	168	5,220
Meridian Bancorp, Inc.	234	3,791
Meta Financial Group, Inc.	90	7,704
MGIC Investment Corp.*	35	370
Midland States Bancorp, Inc.	25	874
MidWestOne Financial Group, Inc.	96	3,324
Moelis & Co., Class A	162	5,686
MTGE Investment Corp. REIT	285	5,201
MutualFirst Financial, Inc.	83	2,797
National Bank Holdings Corp., Class A	114	3,479
National Bankshares, Inc. (a)	78	3,143
National Commerce Corp.*	95	3,548
National General Holdings Corp.	87	1,911
National Western Life Group, Inc., Class A	15	4,607
Nationstar Mortgage Holdings, Inc.*(a)	68	1,110
Navigators Group, Inc.	120	6,360
NBT Bancorp, Inc.	177	6,220
Nelnet, Inc., Class A	153	6,014
New Residential Investment Corp. REIT	207	3,331
New York Mortgage Trust, Inc. REIT	1,167	7,259
Nicolet Bankshares, Inc.*	86	4,281
NMI Holdings, Inc., Class A*	134	1,394
Northfield Bancorp, Inc.	173	2,848
Northrim BanCorp, Inc.	86	2,554
Northwest Bancshares, Inc.	309	4,756
OceanFirst Financial Corp.	146	3,869
OFG Bancorp	494	4,619
Old Line Bancshares, Inc.	98	2,744
Old National Bancorp	257	4,061
Old Second Bancorp, Inc.	143	1,659
OM Asset Management PLC	98	1,368
OneBeacon Insurance Group Ltd., Class A	407	7,468
Oppenheimer Holdings, Inc., Class A	105	1,638
Opus Bank	16	344
Orchid Island Capital, Inc. REIT (a)	275	2,764
Oritani Financial Corp.	246	4,071
Orrstown Financial Services, Inc.	72	1,519
Owens Realty Mortgage, Inc. REIT	252	4,128
Pacific Continental Corp.	240	5,652
Pacific Mercantile Bancorp*	96	739
Pacific Premier Bancorp, Inc.*	294	9,996
Paragon Commercial Corp.*	6	305
Park National Corp. (a)	48	4,851
Park Sterling Corp.	556	6,455
Peapack Gladstone Financial Corp.	158	4,802
Penns Woods Bancorp, Inc.	54	2,133
PennyMac Financial Services, Inc., Class A*	170	2,737
PennyMac Mortgage Investment Trust REIT	59	1,034
Peoples Bancorp, Inc.	216	6,534
Peoples Financial Services Corp.	77	3,028

People’s Utah Bancorp	167	4,275
PHH Corp.*	93	1,251
Pinnacle Financial Partners, Inc.	36	2,165
Piper Jaffray Cos.	197	11,554
PJT Partners, Inc., Class A	131	5,066
PRA Group, Inc.*(a)	98	3,410
Preferred Bank	98	4,891
Premier Financial Bancorp, Inc.	161	3,181
Primerica, Inc.	77	5,559
PrivateBancorp, Inc.	38	2,264
Prosperity Bancshares, Inc.	36	2,255
Provident Bancorp, Inc.*	60	1,245
Provident Financial Holdings, Inc.	120	2,280
Provident Financial Services, Inc.	213	4,971
Pzena Investment Management, Inc., Class A	257	2,228
QCR Holdings, Inc.	167	7,315
Radian Group, Inc.	87	1,397
Redwood Trust, Inc. REIT	66	1,117
Regional Management Corp.*	306	6,120
Renasant Corp.	117	4,674
Republic Bancorp, Inc., Class A	104	3,607
Republic First Bancorp, Inc.*	231	2,044
Resource Capital Corp. REIT	132	1,272
RLI Corp.	51	2,833
S&T Bancorp, Inc.	113	3,771
Safety Insurance Group, Inc.	77	5,124
Sandy Spring Bancorp, Inc.	188	7,214
Seacoast Banking Corp. of Florida*	162	3,655
Selective Insurance Group, Inc.	173	8,840
ServisFirst Bancshares, Inc. (a)	117	4,006
Shore Bancshares, Inc.	216	3,441
SI Financial Group, Inc.	119	1,785
Sierra Bancorp	138	3,316
Silvercrest Asset Management Group, Inc., Class A	111	1,360
Simmons First National Corp., Class A	60	3,045
South State Corp.	54	4,487
Southern First Bancshares, Inc.*	120	4,104
Southern Missouri Bancorp, Inc.	93	2,920
Southern National Bancorp of Virginia, Inc.	152	2,601
Southside Bancshares, Inc.	214	6,968
Southwest Bancorp, Inc.	164	4,034
State Auto Financial Corp.	120	2,983
State Bank Financial Corp.	137	3,473
State National Cos., Inc.	428	7,520
Sterling Bancorp	128	2,746
Stewart Information Services Corp.	131	5,926
Stifel Financial Corp.*	28	1,194
Stock Yards Bancorp, Inc.	200	7,240
Stonegate Bank	111	5,022
Summit Financial Group, Inc.	171	3,700
Sun Bancorp, Inc.	57	1,411
Territorial Bancorp, Inc.	84	2,525
Texas Capital Bancshares, Inc.*	33	2,422
Third Point Reinsurance Ltd.*	77	1,013
Tiptree, Inc.	122	738
Tompkins Financial Corp.	89	6,747
Towne Bank	158	4,582
TriCo Bancshares	141	4,918
TriState Capital Holdings, Inc.*	231	5,359
Triumph Bancorp, Inc.*	194	4,423
Trupanion, Inc.*(a)	96	1,953
TrustCo Bank Corp.	846	6,218
Trustmark Corp.	174	5,291
UMB Financial Corp.	39	2,731
Umpqua Holdings Corp.	126	2,135
Union Bankshares Corp.	203	6,821
Union Bankshares, Inc. (a)	83	3,316
United Bankshares, Inc. (a)	162	6,197
United Community Banks, Inc.	171	4,407
United Community Financial Corp.	389	3,077
United Financial Bancorp, Inc.	403	6,525
United Fire Group, Inc.	162	7,007
United Insurance Holdings Corp.	42	682
Universal Insurance Holdings, Inc. (a)	285	7,025
Univest Corp. of Pennsylvania	210	5,786
Valley National Bancorp	215	2,425
Value Line, Inc.	15	261
Veritex Holdings, Inc.*	99	2,574
Virtu Financial, Inc., Class A (a)	33	538
Virtus Investment Partners, Inc.	4	403
Waddell & Reed Financial, Inc., Class A (a)	122	2,042
Walker & Dunlop, Inc.*	25	1,168
Washington Federal, Inc.	128	4,090
Washington Trust Bancorp, Inc.	132	6,310
WashingtonFirst Bankshares, Inc. (a)	81	2,658
Waterstone Financial, Inc.	153	2,892
Webster Financial Corp.	38	1,851
WesBanco, Inc.	123	4,571
West Bancorporation, Inc.	180	3,951
Westamerica Bancorporation (a)	81	4,156

Western Asset Mortgage Capital Corp. REIT	302	3,080
Western New England Bancorp, Inc.	182	1,811
Westwood Holdings Group, Inc.	122	6,659
Wintrust Financial Corp.	41	2,819
WisdomTree Investments, Inc. (a)	28	266
World Acceptance Corp.*(a)	123	9,609
WSFS Financial Corp.	113	4,983
Xenith Bankshares, Inc.*	50	1,536

		1,372,493

Health Care - 5.1%
Abaxis, Inc.	47	2,275
Accuray, Inc.*(a)	87	357
Aceto Corp.	30	424
Addus HomeCare Corp.*	50	1,855
Albany Molecular Research, Inc.*(a)	22	428
Almost Family, Inc.*	22	1,263
AMAG Pharmaceuticals, Inc.*(a)	36	623
Amedisys, Inc.*	44	2,636
American Renal Associates Holdings, Inc.*(a)	47	761
AMN Healthcare Services, Inc.*	90	3,262
Amphastar Pharmaceuticals, Inc.*	135	2,304
Analogic Corp.	44	3,164
AngioDynamics, Inc.*	173	2,609
Anika Therapeutics, Inc.*	53	2,452
Atrion Corp.	11	6,068
Audentes Therapeutics, Inc.*	30	428
BioSpecifics Technologies Corp.*	30	1,555
BioTelemetry, Inc.*	90	2,596
Cambrex Corp.*	35	1,883
Cantel Medical Corp.	24	1,868
Capital Senior Living Corp.*	41	567
Cardiovascular Systems, Inc.*	66	1,982
Catalent, Inc.*	38	1,350
Chemed Corp.	23	4,707
Civitas Solutions, Inc.*	21	331
Computer Programs & Systems, Inc. (a)	13	434
CONMED Corp.	63	3,199
Corcept Therapeutics, Inc.*(a)	38	430
CorVel Corp.*	45	2,097
Cross Country Healthcare, Inc.*	66	762
CryoLife, Inc.*	305	5,566
Cutera, Inc.*	35	798
Emergent BioSolutions, Inc.*(a)	31	990
Enanta Pharmaceuticals, Inc.*	19	572
Ensign Group, Inc.	42	772
Enzo Biochem, Inc.*	598	5,382
Exactech, Inc.*	224	6,787
Five Prime Therapeutics, Inc.*	9	254
Genomic Health, Inc.*	24	762
Globus Medical, Inc., Class A*	68	2,091
Haemonetics Corp.*	80	3,262
Halyard Health, Inc.*	21	755
HealthEquity, Inc.*	44	2,015
HealthSouth Corp.	56	2,538
HealthStream, Inc.*	51	1,421
Heska Corp.*	54	5,328
HMS Holdings Corp.*	189	3,444
ICU Medical, Inc.*	22	3,549
INC Research Holdings, Inc., Class A*	35	1,990
Innoviva, Inc.*	54	660
Inogen, Inc.*	54	4,787
Insulet Corp.*	16	672
Integra LifeSciences Holdings Corp.*	24	1,208
Intellia Therapeutics, Inc.*	25	286
Invacare Corp.	36	509
IRIDEX Corp.*	80	719
Ironwood Pharmaceuticals, Inc.*(a)	21	372
Kindred Healthcare, Inc.	75	735
Landauer, Inc.	131	6,399
LeMaitre Vascular, Inc.	173	5,287
Lexicon Pharmaceuticals, Inc.*(a)	28	388
LHC Group, Inc.*	53	3,191
Ligand Pharmaceuticals, Inc.*(a)	6	650
Luminex Corp.	138	2,796
Magellan Health, Inc.*	137	9,419
Masimo Corp.*	57	4,961
Medidata Solutions, Inc.*	10	712
Medpace Holdings, Inc.*(a)	10	278
Meridian Bioscience, Inc.	104	1,435
Merit Medical Systems, Inc.*	168	5,964
MiMedx Group, Inc.*(a)	123	1,683
Molina Healthcare, Inc.*	25	1,614
Myovant Sciences Ltd*(a)	35	496
National HealthCare Corp.	59	4,041
National Research Corp., Class A	51	1,224
Natus Medical, Inc.*	41	1,390
Neogen Corp.*	28	1,772
NuVasive, Inc.*(a)	22	1,651
NxStage Medical, Inc.*	101	2,188
Omnicell, Inc.*	125	4,987
OraSure Technologies, Inc.*	300	4,521
Orthofix International NV*	74	3,084

Owens & Minor, Inc.	152	4,846
PAREXEL International Corp.*	24	1,940
PDL BioPharma, Inc.	1,362	3,255
PharMerica Corp.*	44	1,087
Phibro Animal Health Corp., Class A	24	846
PRA Health Sciences, Inc.*	10	723
Prestige Brands Holdings, Inc.*	24	1,209
Providence Service Corp.*	50	2,337
Quality Systems, Inc.*	25	384
Quidel Corp.*	77	1,911
Quorum Health Corp.*	342	1,289
RadNet, Inc.*	147	1,058
Repligen Corp.*	44	1,727
RTI Surgical, Inc.*	105	541
SciClone Pharmaceuticals, Inc.*	215	2,043
Select Medical Holdings Corp.*	117	1,568
Spectranetics Corp.*	44	1,188
Surgery Partners, Inc.*(a)	25	545
Surmodics, Inc.*	189	4,612
Tabula Rasa HealthCare, Inc.*	19	252
Tactile Systems Technology, Inc.*(a)	27	657
Tivity Health, Inc.*	155	5,262
Triple-S Management Corp., Class B*	240	3,905
US Physical Therapy, Inc.	77	4,870
Utah Medical Products, Inc.	44	2,957
Vanda Pharmaceuticals, Inc.*	15	206
Vocera Communications, Inc.*	80	2,138
Xencor, Inc.*	9	185

		236,566

Industrials - 18.9%
AAON, Inc.	132	4,775
AAR Corp.	176	6,149
ABM Industries, Inc.	275	11,836
ACCO Brands Corp.*	532	6,038
Actuant Corp., Class A	90	2,336
Advanced Disposal Services, Inc.*	22	513
Advanced Drainage Systems, Inc. (a)	86	1,647
Advisory Board Co.*	7	362
Aegion Corp.*	273	5,403
Aerojet Rocketdyne Holdings, Inc.*	128	2,803
Aerovironment, Inc.*	53	1,645
Air Transport Services Group, Inc.*	491	11,710
Aircastle Ltd.	110	2,401
Alamo Group, Inc.	98	8,343
Albany International Corp., Class A	95	4,589
Allegiant Travel Co. (a)	13	1,781
Allied Motion Technologies, Inc.	21	529
Altra Industrial Motion Corp.	204	8,813
American Railcar Industries, Inc. (a)	18	639
American Woodmark Corp.*	36	3,341
Apogee Enterprises, Inc.	118	6,287
Applied Industrial Technologies, Inc.	107	6,607
ARC Document Solutions, Inc.*	248	821
ArcBest Corp.	111	2,087
Argan, Inc.	63	3,720
Armstrong Flooring, Inc.*	225	4,160
Astec Industries, Inc.	107	5,989
Astronics Corp.*	60	1,836
Atkore International Group, Inc.*	18	375
Atlas Air Worldwide Holdings, Inc.*	95	4,627
Axon Enterprise, Inc.*(a)	105	2,521
AZZ, Inc.	66	3,580
Babcock & Wilcox Enterprises, Inc.*	149	1,587
Barnes Group, Inc.	81	4,584
Barrett Business Services, Inc.	62	3,538
Beacon Roofing Supply, Inc.*	15	723
Blue Bird Corp.*	207	3,778
Brady Corp., Class A	285	10,232
Briggs & Stratton Corp.	381	9,060
Brink’s Co.	146	9,213
Caesarstone Ltd.*	22	826
CAI International, Inc.*	68	1,309
Casella Waste Systems, Inc., Class A*	482	6,758
CBIZ, Inc.*	403	6,085
CECO Environmental Corp.	105	987
Celadon Group, Inc. (a)	113	226
Chart Industries, Inc.*	77	2,645
CIRCOR International, Inc.	50	3,223
Columbus McKinnon Corp.	80	2,235
Comfort Systems USA, Inc.	200	6,890
Continental Building Products, Inc.*	143	3,489
Costamare, Inc.	108	707
Covenant Transportation Group, Inc., Class A*	41	755
CRA International, Inc.	212	7,329
CSW Industrials, Inc.*	48	1,694
Cubic Corp.	42	1,947

Curtiss-Wright Corp.	22	1,981
Deluxe Corp.	53	3,612
DigitalGlobe, Inc.*	143	4,454
DMC Global, Inc.	56	708
Douglas Dynamics, Inc.	308	9,379
Ducommun, Inc.*	62	1,972
DXP Enterprises, Inc.*	31	1,111
Dycom Industries, Inc.*(a)	33	2,778
Echo Global Logistics, Inc.*	31	578
EMCOR Group, Inc.	72	4,537
Encore Wire Corp.	68	2,812
EnerSys	41	3,036
Ennis, Inc.	345	5,537
EnPro Industries, Inc.	75	5,011
ESCO Technologies, Inc.	155	8,928
Essendant, Inc.	53	853
Esterline Technologies Corp.*	21	2,046
Exponent, Inc.	84	4,981
Federal Signal Corp.	210	3,293
Forward Air Corp.	102	5,317
Franklin Covey Co.*	194	3,832
Franklin Electric Co., Inc.	131	5,004
FreightCar America, Inc.	42	704
FTI Consulting, Inc.*	101	3,488
GATX Corp. (a)	98	5,829
Gencor Industries, Inc.*	137	2,219
Generac Holdings, Inc.*	69	2,391
General Cable Corp.	240	3,972
Gibraltar Industries, Inc.*	143	4,447
Global Brass & Copper Holdings, Inc.	264	7,999
GMS, Inc.*	25	817
Gorman-Rupp Co.	102	2,455
GP Strategies Corp.*	93	2,283
Graham Corp.	119	2,491
Granite Construction, Inc.	68	3,186
Great Lakes Dredge & Dock Corp.*	448	1,859
Greenbrier Cos., Inc. (a)	105	4,646
Griffon Corp.	122	2,647
H&E Equipment Services, Inc.	99	1,969
Hardinge, Inc.	159	1,924
Harsco Corp.*	234	3,487
Hawaiian Holdings, Inc.*	83	4,158
Healthcare Services Group, Inc.	80	3,830
Heartland Express, Inc. (a)	165	3,209
Heidrick & Struggles International, Inc.	80	1,724
Heritage-Crystal Clean, Inc.*	161	2,455
Herman Miller, Inc.	194	6,121
Hill International, Inc.*	311	1,524
Hillenbrand, Inc.	113	4,034
HNI Corp.	129	5,550
Hub Group, Inc., Class A*	266	9,536
Hurco Cos., Inc.	141	4,103
Huron Consulting Group, Inc.*	28	1,163
Hyster-Yale Materials Handling, Inc.	101	7,538
ICF International, Inc.*	143	6,728
IES Holdings, Inc.*	72	1,105
InnerWorkings, Inc.*	368	3,989
Insperity, Inc.	152	11,468
Insteel Industries, Inc.	156	4,955
Interface, Inc.	200	4,110
John Bean Technologies Corp.	41	3,538
Kadant, Inc.	173	13,295
Kaman Corp. (a)	68	3,285
Kelly Services, Inc., Class A	400	9,292
Kennametal, Inc.	84	3,231
KEYW Holding Corp.*(a)	33	304
Kforce, Inc.	128	2,304
Kimball International, Inc., Class B	754	12,954
KLX, Inc.*	28	1,355
Knight Transportation, Inc. (a)	149	4,969
Knoll, Inc.	227	4,881
Korn/Ferry International	21	674
Kratos Defense & Security Solutions, Inc.*	503	5,442
Lawson Products, Inc.*	31	660
Layne Christensen Co.*(a)	107	778
Lindsay Corp. (a)	41	3,501
LSI Industries, Inc.	120	1,060
Lydall, Inc.*	155	7,820
Manitowoc Co, Inc.*	817	4,624
Marten Transport Ltd.	300	7,425
Masonite International Corp.*	41	3,020
MasTec, Inc.*	90	3,816
Matson, Inc.	48	1,404
Matthews International Corp., Class A	59	3,761
McGrath RentCorp	227	7,530
Mercury Systems, Inc.*	15	597
Meritor, Inc.*	237	3,690
Miller Industries, Inc.	273	6,989
Mistras Group, Inc.*	119	2,489
Mobile Mini, Inc.	62	1,736
Moog, Inc., Class A*	41	2,872
MRC Global, Inc.*	590	10,650
MSA Safety, Inc.	39	3,163
Mueller Industries, Inc.	125	3,535

Mueller Water Products, Inc., Class A	320	3,578
Multi-Color Corp.	31	2,663
MYR Group, Inc.*	439	12,889
National Presto Industries, Inc. (a)	59	6,281
Navigant Consulting, Inc.*	327	6,373
Navistar International Corp.*(a)	30	776
NCI Building Systems, Inc.*	48	799
Neff Corp., Class A*	38	646
NN, Inc.	28	801
NOW, Inc.*(a)	96	1,585
Omega Flex, Inc.	15	918
On Assignment, Inc.*	12	629
Orion Group Holdings, Inc.*	245	1,747
PAM Transportation Services, Inc.*	9	159
Park-Ohio Holdings Corp.	71	2,634
Patrick Industries, Inc.*	7	463
PGT Innovations, Inc.*	114	1,305
Ply Gem Holdings, Inc.*	105	1,717
Powell Industries, Inc.	170	5,598
Preformed Line Products Co.	27	1,296
Primoris Services Corp.	69	1,601
Proto Labs, Inc.*	13	832
Quad/Graphics, Inc.	272	6,057
Quanex Building Products Corp.	171	3,523
Radiant Logistics, Inc.*	520	3,058
Raven Industries, Inc.	225	7,616
RBC Bearings, Inc.*	18	1,824
Resources Connection, Inc.	312	3,916
Rexnord Corp.*	96	2,189
Roadrunner Transportation Systems, Inc.*	161	1,022
RPX Corp.*	407	5,389
Rush Enterprises, Inc., Class A*	168	6,023
Rush Enterprises, Inc., Class B*	35	1,154
Saia, Inc.*	231	10,672
Simpson Manufacturing Co., Inc.	114	4,581
SiteOne Landscape Supply, Inc.*	27	1,436
SkyWest, Inc.	123	4,219
SP Plus Corp.*	222	6,549
Spartan Motors, Inc.	885	7,611
Sparton Corp.*	134	2,299
SPX Corp.*	210	5,059
SPX FLOW, Inc.*	36	1,344
Standex International Corp.	56	4,922
Steelcase, Inc., Class A	192	3,216
Sun Hydraulics Corp.	99	4,236
Supreme Industries, Inc., Class A	294	5,210
Swift Transportation Co.*(a)	296	7,089
Team, Inc.*	25	641
Teledyne Technologies, Inc.*	18	2,367
Tennant Co.	99	6,930
Tetra Tech, Inc.	113	5,192
Textainer Group Holdings Ltd.*	22	242
Thermon Group Holdings, Inc.*	191	3,537
Titan International, Inc.	120	1,244
Titan Machinery, Inc.*	108	1,820
TPI Composites, Inc.*	54	919
TRC Cos, Inc.*	71	1,243
Trex Co., Inc.*	72	4,627
TriMas Corp.*	71	1,548
TriNet Group, Inc.*	144	4,454
Triton International Ltd/Bermuda	93	2,606
Triumph Group, Inc. (a)	25	815
TrueBlue, Inc.*	92	2,470
Tutor Perini Corp.*(a)	146	3,789
UniFirst Corp.	45	6,377
Univar, Inc.*	22	669
Universal Forest Products, Inc.	83	7,298
Universal Logistics Holdings, Inc.	77	1,063
US Ecology, Inc.	120	6,003
Vectrus, Inc.*	33	974
Veritiv Corp.*	108	4,774
Viad Corp.	294	12,980
Vicor Corp.*	119	2,017
VSE Corp.	28	1,172
Wabash National Corp. (a)	587	11,734
WageWorks, Inc.*	39	2,759
Watts Water Technologies, Inc., Class A	53	3,291
Werner Enterprises, Inc.	159	4,333
Wesco Aircraft Holdings, Inc.*	150	1,448
West Corp.	71	1,645
Willis Lease Finance Corp.*	92	2,403
Woodward, Inc.	38	2,589

		876,077

Information Technology - 9.4%
8x8, Inc.*	231	3,153
A10 Networks, Inc.*	28	229
ACI Worldwide, Inc.*	27	617
Acxiom Corp.*	117	3,065
ADTRAN, Inc.	186	3,580
Advanced Energy Industries, Inc.*	59	4,539
Agilysys, Inc.*	62	614
Alpha & Omega Semiconductor Ltd.*	248	4,618
Ambarella, Inc*(a)	15	878
American Software, Inc., Class A	216	2,320

Amkor Technology, Inc.*	60	680
Anixter International, Inc.*	22	1,661
Aspen Technology, Inc.*	56	3,425
AVX Corp.	89	1,457
Axcelis Technologies, Inc.*	224	4,872
Badger Meter, Inc.	105	4,116
Bankrate, Inc.*	27	282
Barracuda Networks, Inc.*	10	219
Bazaarvoice, Inc.*	147	669
Bel Fuse, Inc., Class B	276	6,624
Belden, Inc.	27	1,917
Benchmark Electronics, Inc.*	203	6,557
Black Box Corp.	362	2,968
Blackbaud, Inc.	9	745
Blackhawk Network Holdings, Inc.*	36	1,561
Bottomline Technologies de, Inc.*	30	750
Brightcove, Inc.*	44	262
BroadSoft, Inc.*	10	400
Brooks Automation, Inc.	248	6,832
Cabot Microelectronics Corp.	53	4,001
CACI International, Inc., Class A*	12	1,477
Calix, Inc.*	83	544
Callidus Software, Inc.*	22	526
Carbonite, Inc.*	105	1,953
Cardtronics PLC, Class A*	122	4,179
Care.com, Inc.*	30	461
Cass Information Systems, Inc.	50	3,062
Cavium, Inc.*	4	292
CEVA, Inc.*	87	3,676
Cimpress NV*(a)	16	1,413
Cirrus Logic, Inc.*	44	2,902
Clearfield, Inc.*	71	927
Coherent, Inc.*	36	8,933
Cohu, Inc.	123	2,255
CommVault Systems, Inc.*	35	1,964
Control4 Corp.*	95	1,886
Convergys Corp.	150	3,646
Cornerstone OnDemand, Inc.*	7	262
Cray, Inc.*	22	390
CSG Systems International, Inc.	101	4,029
CTS Corp.	167	3,515
Daktronics, Inc.	257	2,552
DHI Group, Inc.*	122	348
Diebold Nixdorf, Inc. (a)	10	264
Digi International, Inc.*	143	1,366
Diodes, Inc.*	18	461
DSP Group, Inc.*	230	2,725
Eastman Kodak Co.*(a)	18	166
Ebix, Inc. (a)	25	1,384
Electro Scientific Industries, Inc.*	168	1,404
Electronics For Imaging, Inc.*(a)	12	569
Ellie Mae, Inc.*	18	1,972
EMCORE Corp.	185	1,859
Entegris, Inc.*	125	3,087
EPAM Systems, Inc.*	6	503
ePlus, Inc.*	30	2,362
EVERTEC, Inc.	146	2,409
Exa Corp.*	75	1,042
ExlService Holdings, Inc.*	77	4,032
Extreme Networks, Inc.*	294	2,831
Fabrinet*	125	4,404
Fair Isaac Corp.	13	1,725
FARO Technologies, Inc.*	86	2,988
Finisar Corp.*	45	1,110
Five9, Inc.*	31	697
FormFactor, Inc.*	243	3,572
Forrester Research, Inc.	98	3,861
Gigamon, Inc.*(a)	24	916
Global Sources Ltd.*	84	1,756
GrubHub, Inc.*(a)	41	1,782
GTT Communications, Inc.*	21	677
Guidance Software, Inc.*	59	378
Hackett Group, Inc.	111	1,627
Harmonic, Inc.*	96	485
II-VI, Inc.*	189	5,670
Information Services Group, Inc.*	227	829
Inphi Corp.*(a)	60	2,381
Insight Enterprises, Inc.*	275	11,423
Integrated Device Technology, Inc.*	53	1,356
InterDigital, Inc.	25	2,025
Itron, Inc.*	57	3,856
IXYS Corp.	48	708
j2 Global, Inc.	9	762
Kimball Electronics, Inc.*	505	8,787
Knowles Corp.*	59	1,011
KVH Industries, Inc.*	62	586
Limelight Networks, Inc.*	264	779
Liquidity Services, Inc.*	126	781
Littelfuse, Inc.	30	4,858
LivePerson, Inc.*	123	1,175
LogMeIn, Inc.	15	1,665
Lumentum Holdings, Inc.*(a)	18	1,027
MACOM Technology Solutions Holdings, Inc.*	12	732

ManTech International Corp., Class A	206	7,890
MAXIMUS, Inc.	36	2,235
MaxLinear, Inc.*	13	405
Mesa Laboratories, Inc.	18	2,814
Methode Electronics, Inc.	77	3,092
MicroStrategy, Inc., Class A*	12	2,188
MKS Instruments, Inc.	68	5,559
MoneyGram International, Inc.*	216	3,763
Monolithic Power Systems, Inc.	21	2,062
Monotype Imaging Holdings, Inc.	65	1,271
MTS Systems Corp.	63	3,267
Nanometrics, Inc.*	176	4,893
NeoPhotonics Corp.*	28	252
NETGEAR, Inc.*	71	2,978
NeuStar, Inc., Class A*	150	4,973
NIC, Inc.	114	2,309
Novanta, Inc.*	236	8,024
Numerex Corp., Class A*	44	182
NVE Corp.	60	4,736
OSI Systems, Inc.*	12	950
Park Electrochemical Corp.	111	1,876
Paycom Software, Inc.*(a)	13	851
Paylocity Holding Corp.*	9	422
PC Connection, Inc.	28	730
PDF Solutions, Inc.*	150	2,436
Pegasystems, Inc.	24	1,403
Perficient, Inc.*	114	1,969
Photronics, Inc.*	225	2,261
Planet Payment, Inc.*	421	1,452
Plantronics, Inc.	74	3,916
Plexus Corp.*	129	6,705
Power Integrations, Inc.	57	3,816
Progress Software Corp.	92	2,686
Proofpoint, Inc.*(a)	3	258
Q2 Holdings, Inc.*	9	356
QAD, Inc., Class A	53	1,725
Qualys, Inc.*	30	1,260
Quotient Technology, Inc.*	22	242
Radisys Corp.*	48	181
Rambus, Inc.*	234	2,771
RealPage, Inc.*	48	1,661
Reis, Inc.	80	1,512
RingCentral, Inc., Class A*	22	750
Rogers Corp.*	53	5,629
Rudolph Technologies, Inc.*	222	5,306
Sanmina Corp.*	230	8,418
Sapiens International Corp. NV*	224	2,780
ScanSource, Inc.*	209	7,942
Semtech Corp.*	74	2,827
ShoreTel, Inc.*	66	383
Shutterstock, Inc.*	19	885
Sigma Designs, Inc.*	162	1,013
Silicom Ltd.	54	2,752
Silicon Laboratories, Inc.*	39	2,917
Silver Spring Networks, Inc.*	96	977
Sonus Networks, Inc.*	44	297
SPS Commerce, Inc.*	15	872
Stamps.com, Inc.*(a)	3	414
Super Micro Computer, Inc.*(a)	107	2,632
Sykes Enterprises, Inc.*	128	4,266
Synaptics, Inc.*	12	667
Synchronoss Technologies, Inc.*	16	204
SYNNEX Corp.	21	2,336
Syntel, Inc. (a)	31	542
Take-Two Interactive Software, Inc.*	27	2,072
Tech Data Corp.*	15	1,455
TechTarget, Inc.*	107	974
Telenav, Inc.*	63	513
TeleTech Holdings, Inc.	66	2,808
TiVo Corp.	41	730
Trade Desk, Inc., Class A*	9	495
Travelport Worldwide Ltd.	143	1,931
TTM Technologies, Inc.*	315	5,116
Ubiquiti Networks, Inc.*(a)	4	189
Unisys Corp.*(a)	42	496
Universal Display Corp. (a)	13	1,474
USA Technologies, Inc.*	81	377
Varonis Systems, Inc.*	13	473
VASCO Data Security International, Inc.*	56	767
Veeco Instruments, Inc.*	125	3,931
Verint Systems, Inc.*	18	740
ViaSat, Inc.*(a)	9	587
Viavi Solutions, Inc.*	80	898
Vishay Intertechnology, Inc. (a)	276	4,513
Vishay Precision Group, Inc.*	176	3,045
Web.com Group, Inc.*	45	1,024
WebMD Health Corp.*	25	1,400
Xcerra Corp.*	65	631
XO Group, Inc.*	200	3,302
Xperi Corp.	137	4,199
Zix Corp.*	242	1,396

		434,305

Materials - 4.4%
A Schulman, Inc.	98	2,871
AK Steel Holding Corp.*(a)	69	421
Allegheny Technologies, Inc.(a)	78	1,204
American Vanguard Corp.	263	4,432
Ampco-Pittsburgh Corp.	200	3,140
Balchem Corp.	30	2,362
Boise Cascade Co.*	68	1,833
Calgon Carbon Corp.	240	3,372
Carpenter Technology Corp.	125	4,559
Century Aluminum Co.*(a)	95	1,370
Chase Corp.	100	10,550
Clearwater Paper Corp.*	125	5,794
Codexis, Inc.*	86	344
Commercial Metals Co. (a)	212	3,837
Deltic Timber Corp.	28	1,900
Ferro Corp.*	153	2,564
Flotek Industries, Inc.*(a)	48	474
Forterra, Inc.*(a)	41	295
FutureFuel Corp.	107	1,449
GCP Applied Technologies, Inc.*	141	4,244
Gold Resource Corp.	138	487
Greif, Inc., Class A	45	2,675
Greif, Inc., Class B	7	465
Handy & Harman Ltd.*	25	714
Hawkins, Inc.	28	1,317
Haynes International, Inc.	93	3,329
HB Fuller Co.	95	4,821
Hecla Mining Co.	134	769
Ingevity Corp.*	35	2,067
Innophos Holdings, Inc.	263	11,122
Innospec, Inc.	105	6,720
Kaiser Aluminum Corp.	38	3,130
KapStone Paper and Packaging Corp.	71	1,500
KMG Chemicals, Inc.	146	8,166
Koppers Holdings, Inc.*	333	12,005
Kraton Corp.*	138	4,457
Kronos Worldwide, Inc.	31	569
Louisiana-Pacific Corp.*	44	980
Materion Corp.	216	7,387
Minerals Technologies, Inc.	65	4,677
Multi Packaging Solutions International Ltd.*	39	702
Myers Industries, Inc.	273	4,614
Neenah Paper, Inc.	66	5,148
Olympic Steel, Inc.	164	2,701
OMNOVA Solutions, Inc.*	446	3,858
PH Glatfelter Co.	314	5,756
PolyOne Corp.	62	2,315
Quaker Chemical Corp.	57	7,945
Rayonier Advanced Materials, Inc. (a)	138	2,400
Real Industry, Inc.*	31	87
Schnitzer Steel Industries, Inc., Class A	92	1,776
Schweitzer-Mauduit International, Inc.	63	2,349
Sensient Technologies Corp.	31	2,489
Stepan Co.	81	6,854
Summit Materials, Inc., Class A*	21	564
SunCoke Energy, Inc.*	240	2,098
Trecora Resources*	59	631
Tredegar Corp.	329	5,198
Trinseo SA	19	1,225
Tronox Ltd., Class A	77	1,170
UFP Technologies, Inc.*	87	2,379
United States Lime & Minerals, Inc.	24	1,882
US Concrete, Inc.*(a)	25	1,652
Worthington Industries, Inc.	47	1,973

		202,138

Real Estate - 7.2%
Acadia Realty Trust REIT	65	1,765
Agree Realty Corp. REIT	158	7,194
Alexander & Baldwin, Inc.	74	2,961
Alexander’s, Inc. REIT	3	1,236
Altisource Portfolio Solutions SA*(a)	15	309
American Assets Trust, Inc. REIT	66	2,577
Armada Hoffler Properties, Inc. REIT	572	7,556
Ashford Hospitality Prime, Inc. REIT	63	606
Ashford Hospitality Trust, Inc. REIT	1,021	6,289
Bluerock Residential Growth REIT, Inc. REIT	173	2,111
CareTrust REIT, Inc. REIT	261	4,763
CatchMark Timber Trust, Inc., Class A REIT	150	1,698
CBL & Associates Properties, Inc. REIT (a)	335	2,576
Cedar Realty Trust, Inc. REIT	431	2,151
Chatham Lodging Trust REIT	215	4,268
Chesapeake Lodging Trust REIT	155	3,573
City Office REIT, Inc. REIT	111	1,364
Colony Starwood Homes REIT	30	1,037
Community Healthcare Trust, Inc. REIT	72	1,778
Consolidated-Tomoka Land Co.	28	1,506

CorEnergy Infrastructure Trust, Inc. REIT (a)	186	6,543
CoreSite Realty Corp. REIT	50	5,264
Cousins Properties, Inc. REIT	351	3,005
DiamondRock Hospitality Co. REIT	375	4,159
DuPont Fabros Technology, Inc. REIT (a)	59	3,223
Easterly Government Properties, Inc. REIT	140	2,780
EastGroup Properties, Inc. REIT (a)	57	4,642
Education Realty Trust, Inc. REIT	42	1,609
Farmland Partners, Inc. REIT	83	808
FelCor Lodging Trust, Inc. REIT	345	2,474
First Industrial Realty Trust, Inc. REIT	104	3,004
First Potomac Realty Trust REIT	111	1,214
Four Corners Property Trust, Inc. REIT	186	4,579
Franklin Street Properties Corp. REIT	464	5,220
FRP Holdings, Inc.*	39	1,642
GEO Group, Inc. REIT	201	6,018
Getty Realty Corp. REIT	281	7,067
Gladstone Commercial Corp. REIT	264	5,375
Global Medical REIT, Inc. REIT (a)	98	910
Global Net Lease, Inc. REIT	78	1,758
Government Properties Income Trust REIT	19	410
Gramercy Property Trust REIT (a)	27	798
Healthcare Realty Trust, Inc. REIT	59	1,962
Hersha Hospitality Trust REIT	183	3,406
HFF, Inc., Class A	120	3,743
Hudson Pacific Properties, Inc. REIT	25	819
Independence Realty Trust, Inc. REIT (a)	529	5,084
InfraREIT, Inc. REIT	113	2,180
Investors Real Estate Trust REIT	490	2,866
iStar, Inc. REIT*	98	1,187
Kennedy-Wilson Holdings, Inc.	62	1,215
Kite Realty Group Trust REIT	84	1,509
LaSalle Hotel Properties REIT	108	3,073
Lexington Realty Trust REIT	547	5,257
LTC Properties, Inc. REIT	98	4,724
Mack-Cali Realty Corp. REIT	51	1,357
Marcus & Millichap, Inc.*	36	870
MedEquities Realty Trust, Inc. REIT	134	1,565
Medical Properties Trust, Inc. REIT	149	1,930
Monmouth Real Estate Investment Corp. REIT	448	6,541
Monogram Residential Trust, Inc. REIT	332	3,197
National Health Investors, Inc. REIT	57	4,305
National Storage Affiliates Trust REIT	186	4,511
New Senior Investment Group, Inc. REIT	107	1,021
NexPoint Residential Trust, Inc. REIT	149	3,600
One Liberty Properties, Inc. REIT	161	3,590
Parkway, Inc. REIT	89	1,775
Pebblebrook Hotel Trust REIT (a)	113	3,494
Pennsylvania Real Estate Investment Trust REIT (a)	41	439
Physicians Realty Trust REIT	113	2,298
Potlatch Corp. REIT	164	7,503
Preferred Apartment Communities, Inc., Class A REIT	137	2,100
PS Business Parks, Inc. REIT	28	3,536
QTS Realty Trust, Inc., Class A REIT	45	2,350
RAIT Financial Trust REIT	1,684	3,755
Ramco-Gershenson Properties Trust REIT	270	3,399
RE/MAX Holdings, Inc., Class A	149	7,919
Retail Opportunity Investments Corp. REIT	126	2,490
Rexford Industrial Realty, Inc. REIT	188	5,123
RLJ Lodging Trust REIT	156	3,175
RMR Group, Inc., Class A	89	4,370
Ryman Hospitality Properties, Inc. REIT	45	2,898
Sabra Health Care REIT, Inc. REIT	233	5,459
Saul Centers, Inc. REIT	42	2,407
Select Income REIT	171	4,080
Seritage Growth Properties, Class A REIT (a)	31	1,217
St Joe Co.*	54	953
STAG Industrial, Inc. REIT	120	3,238
Stratus Properties, Inc.	99	2,727
Summit Hotel Properties, Inc. REIT	799	14,302

Sunstone Hotel Investors, Inc. REIT	321	5,011
Tejon Ranch Co.*	93	1,862
Terreno Realty Corp. REIT	134	4,379
Tier REIT, Inc. REIT	25	404
UMH Properties, Inc. REIT	260	4,342
Universal Health Realty Income Trust REIT	84	6,026
Urban Edge Properties REIT	87	2,074
Urstadt Biddle Properties, Inc., Class A REIT	284	5,316
Washington Prime Group, Inc. REIT	204	1,557
Washington Real Estate Investment Trust REIT	128	4,136
Whitestone REIT (a)	269	3,102
Xenia Hotels & Resorts, Inc. REIT	308	5,513

		334,061

Telecommunication Services - 1.3%
ATN International, Inc.	27	1,767
Boingo Wireless, Inc.*	264	4,242
Cincinnati Bell, Inc.*	327	5,559
Cogent Communications Holdings, Inc.	44	1,734
Consolidated Communications Holdings, Inc. (a)	246	4,900
FairPoint Communications, Inc.*	77	1,109
General Communication, Inc., Class A*	168	6,214
Hawaiian Telcom Holdco, Inc.*	51	1,281
IDT Corp., Class B	599	10,159
Iridium Communications, Inc.*(a)	315	3,119
Lumos Networks Corp.*	156	2,796
ORBCOMM, Inc.*	243	2,381
Shenandoah Telecommunications Co.	146	4,475
Spok Holdings, Inc.	350	6,090
Vonage Holdings Corp.*	276	1,907
Windstream Holdings, Inc. (a)	1,061	4,509

		62,242

Utilities - 2.8%
ALLETE, Inc.	57	4,183
American States Water Co.	63	2,885
AquaVenture Holdings, Ltd*	12	203
Artesian Resources Corp., Class A	86	3,021
Atlantic Power Corp.*	979	2,301
Atlantica Yield plc	30	627
Avista Corp.	90	3,856
Black Hills Corp. (a)	50	3,477
California Water Service Group (a)	185	6,410
Chesapeake Utilities Corp.	62	4,603
Connecticut Water Service, Inc.	99	5,253
Consolidated Water Co. Ltd.	111	1,315
Delta Natural Gas Co., Inc.	74	2,221
Dynegy, Inc.*	19	157
El Paso Electric Co.	96	5,184
Global Water Resources, Inc.	57	540
IDACORP, Inc.	24	2,095
MGE Energy, Inc.	89	5,794
Middlesex Water Co.	177	6,252
New Jersey Resources Corp.	28	1,173
Northwest Natural Gas Co.	78	4,777
NorthWestern Corp.	42	2,602
NRG Yield, Inc., Class A	317	5,452
NRG Yield, Inc., Class C	114	2,018
ONE Gas, Inc.	51	3,603
Ormat Technologies, Inc.	51	3,036
Otter Tail Corp.	140	5,593
Pattern Energy Group, Inc.	12	271
PNM Resources, Inc.	95	3,658
Portland General Electric Co.	53	2,509
SJW Group	119	5,717
South Jersey Industries, Inc.	116	4,224
Southwest Gas Holdings, Inc.	68	5,411
Spark Energy, Inc., Class A (a)	44	1,929
Spire, Inc.	30	2,126
Unitil Corp.	191	9,088
WGL Holdings, Inc.	16	1,324
York Water Co.	122	4,038

		128,926

TOTAL COMMON STOCKS (Cost $4,127,550)		4,553,726

EXCHANGE-TRADED FUNDS - 1.3%
iShares Core S&P Small-Cap ETF	140	9,566
iShares Russell 2000 ETF (a)	70	9,542
Vanguard Mid-Cap ETF	65	9,240
Vanguard Russell 1000 Value	100	10,015
Vanguard Small-Cap ETF	75	9,970
Vanguard Small-Cap Value ETF	90	10,835

TOTAL EXCHANGE-TRADED FUNDS (Cost $59,253)		59,168

SECURITIES LENDING COLLATERAL - 8.0%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.74% (b)(c) (Cost $372,807)	372,807	$372,807

TOTAL INVESTMENTS - 107.6% (Cost $4,559,610)†		$4,985,701
Other assets and liabilities, net - (7.6%)		(352,005)

NET ASSETS - 100.0%		$4,633,696

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $4,559,914. At May 31, 2017, net unrealized appreciation for all securities based on tax cost was $425,787. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $585,584 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $159,797.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2017 amounted to $362,212, which is 7.8% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$4,553,726	$—	$—	$4,553,726
Exchange-Traded Funds	59,168	—	—	59,168
Short-Term Investments	372,807	—	—	372,807

TOTAL	$4,985,701	$—	$—	$4,985,701

(d)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the period ended May 31, 2017.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

Deutsche X-trackers Barclays International Corporate Bond Hedged ETF

May 31, 2017 (Unaudited)

		Principal Amount	Value
CORPORATE BONDS - 97.4%
Australia - 3.9%
BHP Billiton Finance Ltd.
Series MTN, 3.00%, 3/30/20	AUD	$50,000	$37,652
QPH Finance Co. Pty Ltd.
Series MTN, 5.75%, 7/29/20	AUD	50,000	40,231
Wesfarmers Ltd.
Series EMTN, 1.25%, 10/07/21	EUR	100,000	117,452

			195,335

Austria - 1.3%
OMV AG
6.25%, 12/29/49	EUR	50,000	65,688

Belgium - 2.3%
Anheuser-Busch InBev SA/NV
Series EMTN, 0.625%, 3/17/20	EUR	100,000	114,324

Canada - 8.2%
CU, Inc.
4.543%, 10/24/41	CAD	20,000	17,393
Granite REIT Holdings LP
Series 3, 3.873%, 11/30/23	CAD	60,000	46,271
Inter Pipeline Ltd.
Series MTN, 3.173%, 3/24/25	CAD	100,000	76,920
Metro, Inc.
Series MTN, 3.20%, 12/01/21	CAD	150,000	117,164
Royal Bank of Canada
Series DPNT, 2.77%, 12/11/18	CAD	50,000	37,868
Suncor Energy, Inc.
Series MTN, 3.10%, 11/26/21	CAD	50,000	39,014
Toronto-Dominion Bank
Series DPNT, 3.226%, 7/24/24	CAD	100,000	79,691

			414,321

France - 12.3%
Bouygues SA
3.641%, 10/29/19	EUR	50,000	61,026
BPCE SA
Series EMTN, 0.75%, 1/22/20	EUR	100,000	114,524
Carrefour SA
Series EMTN, 1.75%, 5/22/19	EUR	100,000	116,271
Orange SA
Series EMTN, 3.125%, 1/09/24	EUR	100,000	130,100
Suez
Series EMTN, 5.50%, 7/22/24	EUR	50,000	75,156
Total Capital International SA
Series EMTN, 2.125%, 3/15/23	EUR	100,000	123,769

			620,846

Germany - 4.1%
Commerzbank AG
Series EMTN, 0.625%, 3/14/19	EUR	150,000	170,464
Daimler AG
Series EMTN, 1.375%, 5/11/28	EUR	30,000	34,200

			204,664

Ireland - 3.0%
GE Capital UK Funding Unlimited Co.
Series EMTN, 4.125%, 9/13/23	GBP	100,000	150,929

Italy - 5.1%
Assicurazioni Generali SpA
Series EMTN, 5.125%, 9/16/24	EUR	50,000	72,193
Enel SpA
Series EMTN, 4.75%, 6/12/18	EUR	50,000	58,974
UniCredit SpA
Series EMTN, 3.25%, 1/14/21	EUR	100,000	123,250

			254,417

Japan - 3.6%
Aozora Bank Ltd.
Series 615, 0.24%, 1/27/21	JPY	10,000,000	90,611
Shinkin Central Bank
Series 323, 0.03%, 10/27/21	JPY	10,000,000	90,210

			180,821

Luxembourg - 1.8%
Ciba Specialty Chemicals Finance Luxembourg SA
4.875%, 6/20/18	EUR	50,000	59,133
HeidelbergCement Finance Luxembourg SA
8.50%, 10/31/19	EUR	25,000	33,781

			92,914

Netherlands - 17.7%
Allianz Finance II BV
Series 61, 3.00%, 3/13/28	EUR	100,000	134,357
BMW Finance NV
Series EMTN, 0.75%, 4/15/24	EUR	75,000	85,228
Cooperatieve Rabobank UA
Series EMTN, 4.75%, 6/06/22	EUR	100,000	137,539
Deutsche Telekom International Finance BV
Series EMTN, 1.375%, 1/30/27	EUR	50,000	56,925
Gas Natural Fenosa Finance BV
Series EMTN, 3.875%, 4/11/22	EUR	100,000	131,159
innogy Finance BV
Series EMTN, 4.75%, 1/31/34	GBP	100,000	161,350
Linde Finance BV
Series EMTN, 1.75%, 6/11/19	EUR	25,000	29,169
Shell International Finance BV
Series EMTN, 0.875%, 8/21/28	CHF	25,000	27,264
Siemens Financieringsmaatschappij NV
Series EMTN, 2.875%, 3/10/28	EUR	50,000	67,742
Volkswagen International Finance NV
4.625%, 3/29/49	EUR	50,000	61,072

			891,805

Spain - 3.5%
Santander Issuances SAU
Series EMTN, 2.50%, 3/18/25	EUR	100,000	114,466
Telefonica Emisiones SAU
Series EMTN, 4.693%, 11/11/19	EUR	50,000	62,572

			177,038

Switzerland - 1.1%
Credit Suisse AG
0.75%, 7/11/19	CHF	50,000	52,695

United Kingdom - 12.2%
Barclays Bank PLC
Series EMTN, 6.625%, 3/30/22	EUR	50,000	70,779
Credit Agricole SA
Series EMTN, 3.125%, 2/05/26	EUR	100,000	132,426
Daily Mail & General Trust PLC
6.375%, 6/21/27	GBP	50,000	78,193
HSBC Bank PLC
Series EMTN, 4.75%, 3/24/46	GBP	50,000	82,428
Lloyds Bank PLC
Series EMTN, 1.00%, 11/19/21	EUR	100,000	115,927
Prudential PLC
6.875%, 1/20/23	GBP	50,000	83,318
Vodafone Group PLC
Series EMTN, 5.90%, 11/26/32	GBP	30,000	51,443

			614,514

United States - 17.3%
Apple, Inc.
Series EMTN, 1.00%, 11/10/22	EUR	100,000	116,454
AT&T, Inc.
2.75%, 5/19/23	EUR	100,000	123,208

Bank of America Corp.
Series EMTN, 4.625%, 9/14/18	EUR	50,000	59,502
Series EMTN, 6.125%, 9/15/21	GBP	50,000	77,284
Bristol-Myers Squibb Co.
1.75%, 5/15/35	EUR	100,000	111,515
FedEx Corp.
1.625%, 1/11/27	EUR	50,000	56,924
Kraft Heinz Foods Co.
2.25%, 5/25/28	EUR	100,000	113,849
Prologis LP
1.375%, 10/07/20	EUR	100,000	116,371
Wal-Mart Stores, Inc.
5.75%, 12/19/30	GBP	50,000	92,252

			867,359

TOTAL CORPORATE BONDS (Cost $4,766,412)			4,897,670

SOVEREIGN BOND - 0.4%
Japan - 0.4%
Japan Government Ten Year Bond
Series 345, 0.10%, 12/20/26	JPY	2,000,000	18,172

TOTAL SOVEREIGN BOND (Cost $17,884)			18,172

TOTAL INVESTMENTS - 97.8% (Cost $4,784,296)†			$4,915,842
Other assets and liabilities, net - 2.2%			112,859

NET ASSETS - 100.0%			$5,028,701

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

†	The cost for federal income tax purposes was $4,784,296. At May 31, 2017, net unrealized appreciation for all securities based on tax cost was $131,546. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $156,778 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $25,232.

DPNT:	Deposit Note
EMTN:	Euro Medium Term Note
MTN:	Medium Term Note
REIT:	Real Estate Investment Trust

At May 31, 2017, Deutsche X-trackers Barclays International Corporate Bond Hedged ETF had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Total Investments
Financial	2,153,103	43.8%
Consumer, Non-cyclical	690,575	14.1
Communications	502,441	10.3
Utilities	444,032	9.0
Energy	332,655	6.7
Consumer, Cyclical	272,752	5.5
Industrial	259,704	5.2
Basic Materials	125,954	2.6
Technology	116,454	2.4
Government	18,172	0.4

Total	4,915,842	100.0%

As of May 31, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(b)
The Bank of Nova Scotia	6/5/2017	AUD	104,000	USD	77,728	$456
The Bank of Nova Scotia	6/5/2017	AUD	2,300	USD	1,719	10
The Bank of Nova Scotia	6/5/2017	CAD	3,700	USD	2,707	(32)
The Bank of Nova Scotia	6/5/2017	CAD	536,000	USD	392,180	(4,647)
The Bank of Nova Scotia	6/5/2017	EUR	3,103,500	USD	3,384,584	(102,718)
The Bank of Nova Scotia	6/5/2017	GBP	1,600	USD	2,072	10
The Bank of Nova Scotia	6/5/2017	GBP	677,000	USD	876,593	4,170
The Bank of Nova Scotia	6/5/2017	JPY	22,020,000	USD	197,723	(1,150)
The Bank of Nova Scotia	6/5/2017	USD	79,135	AUD	106,300	(155)
The Bank of Nova Scotia	6/5/2017	USD	399,571	CAD	539,700	(4)
The Bank of Nova Scotia	6/5/2017	USD	56,713	EUR	52,000	1,718
The Bank of Nova Scotia	6/5/2017	USD	3,431,412	EUR	3,051,500	(2,541)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(b)
The Bank of Nova Scotia	6/5/2017	USD	876,039	GBP	678,600	$(1,554)
The Bank of Nova Scotia	6/5/2017	USD	199,123	JPY	22,020,000	(250)
The Bank of Nova Scotia	6/6/2017	CHF	77,600	USD	78,104	(2,049)
The Bank of Nova Scotia	6/6/2017	USD	80,203	CHF	77,600	(50)
The Bank of Nova Scotia	7/5/2017	AUD	106,300	USD	79,097	155
The Bank of Nova Scotia	7/5/2017	CAD	23,420	USD	17,349	0
The Bank of Nova Scotia	7/5/2017	CAD	539,700	USD	399,787	(11)
The Bank of Nova Scotia	7/5/2017	CHF	77,600	USD	80,360	52
The Bank of Nova Scotia	7/5/2017	EUR	3,051,500	USD	3,437,011	2,499
The Bank of Nova Scotia	7/5/2017	GBP	678,600	USD	876,894	1,544
The Bank of Nova Scotia	7/5/2017	JPY	22,020,000	USD	199,399	249
The Bank of Nova Scotia	7/5/2017	USD	32,703	EUR	29,030	(30)
The Bank of Nova Scotia	7/5/2017	USD	81,123	GBP	62,771	(152)

Total net unrealized depreciation						$(104,480)

(b)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of May 31, 2017.

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (c)	$—	$4,897,670	$—	$4,897,670
Sovereign Bond	—	18,172	—	18,172
Derivatives (d)
Forward Foreign Currency Exchange Contracts	—	10,863	—	10,863

TOTAL	$—	$4,926,705	$—	$4,926,705

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (d)
Forward Foreign Currency Exchange Contracts	$—	$(115,343)	$—	$(115,343)

TOTAL	$—	$(115,343)	$—	$(115,343)

(c)	See Schedule of Investments for additional detailed categorizations.
(d)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended May 31, 2017.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

Deutsche X-trackers Barclays International Treasury Bond Hedged ETF

May 31, 2017 (Unaudited)

		Principal Amount	Value
SOVEREIGN BONDS - 99.1%
Australia - 4.7%
Australia Government Bond
4.50%, 4/15/20	AUD	$125,000	$100,323
3.25%, 4/21/25	AUD	75,000	59,722
4.50%, 4/21/33	AUD	75,000	68,043

			228,088

Austria - 3.2%
Republic of Austria Government Bond
3.90%, 7/15/20, 144A	EUR	50,000	63,985
1.65%, 10/21/24, 144A	EUR	20,000	24,953
2.40%, 5/23/34, 144A	EUR	50,000	68,003

			156,941

Belgium - 3.9%
Kingdom of Belgium Government Bond
0.80%, 6/22/25, 144A	EUR	25,000	29,193
1.00%, 6/22/26, 144A	EUR	75,000	88,220
1.00%, 6/22/31, 144A	EUR	25,000	28,029
4.25%, 3/28/41, 144A	EUR	25,000	44,014

			189,456

Canada - 4.1%
Canadian Government Bond
0.50%, 2/01/19	CAD	125,000	92,284
8.00%, 6/01/27	CAD	50,000	59,768
3.50%, 12/01/45	CAD	50,000	48,275

			200,327

Czech Republic - 1.0%
Czech Republic Government Bond
3.85%, 9/29/21	CZK	1,000,000	50,255

Denmark - 1.7%
Denmark Government Bond
1.50%, 11/15/23	DKK	400,000	66,346
0.50%, 11/15/27	DKK	100,000	14,991

			81,337

Finland - 1.2%
Finland Government Bond
1.625%, 9/15/22, 144A	EUR	25,000	30,844
0.75%, 4/15/31, 144A	EUR	25,000	27,845

			58,689

France - 6.9%
French Republic Government Bond OAT
3.75%, 4/25/21	EUR	100,000	130,790
2.25%, 5/25/24	EUR	125,000	161,150
3.25%, 5/25/45	EUR	30,000	45,225

			337,165

Germany - 4.5%
Bundesrepublik Deutschland
3.75%, 1/04/19	EUR	25,000	30,112
2.00%, 1/04/22	EUR	25,000	31,353
1.75%, 2/15/24	EUR	75,000	95,228
0.25%, 2/15/27	EUR	20,000	22,384
3.25%, 7/04/42	EUR	25,000	41,736

			220,813

Ireland - 1.6%
Ireland Government Bond
5.40%, 3/13/25	EUR	50,000	77,105

Israel - 0.9%
Israel Government Bond - Fixed
5.50%, 1/31/22	ILS	125,000	43,427

Italy - 6.6%
Italy Buoni Poliennali Del Tesoro
4.50%, 8/01/18	EUR	40,000	47,415
3.50%, 12/01/18	EUR	50,000	59,218
4.50%, 2/01/20	EUR	25,000	31,306
0.95%, 3/15/23	EUR	30,000	33,351
7.25%, 11/01/26	EUR	50,000	81,485
4.75%, 9/01/44, 144A	EUR	50,000	70,773

			323,548

Japan - 23.4%
Japan Government Forty Year Bond
1.40%, 3/20/55	JPY	5,000,000	52,008
Japan Government Ten Year Bond
1.50%, 9/20/18	JPY	5,000,000	46,127
1.50%, 6/20/19	JPY	10,000,000	93,362
1.20%, 12/20/20	JPY	25,000,000	236,486
0.90%, 6/20/22	JPY	5,000,000	47,446
Japan Government Thirty Year Bond
2.50%, 3/20/38	JPY	10,000,000	123,685
2.00%, 9/20/41	JPY	4,000,000	46,626
Japan Government Twenty Year Bond
2.10%, 9/20/25	JPY	30,000,000	318,323
1.70%, 9/20/32	JPY	12,000,000	130,682
1.70%, 6/20/33	JPY	5,000,000	54,609

			1,149,354

Malaysia - 1.3%
Malaysia Government Bond
5.248%, 9/15/28	MYR	250,000	64,272

Mexico - 2.6%
Mexican Bonos
6.50%, 6/09/22	MXN	2,425,000	125,855

Netherlands - 4.3%
Netherlands Government Bond
1.25%, 1/15/19, 144A	EUR	50,000	57,948
7.50%, 1/15/23, 144A	EUR	50,000	80,840
2.50%, 1/15/33, 144A	EUR	25,000	35,167
2.75%, 1/15/47, 144A	EUR	25,000	38,959

			212,914

New Zealand - 0.4%
New Zealand Government Bond
2.75%, 4/15/25	NZD	30,000	21,390

Norway - 0.8%
Norway Government Bond
3.75%, 5/25/21, 144A	NOK	300,000	39,529

Poland - 1.4%
Republic of Poland Government Bond
3.25%, 7/25/19	PLN	100,000	27,634
3.25%, 7/25/25	PLN	150,000	40,905

			68,539

Russia - 0.9%
Russian Federal Bond - OFZ
7.60%, 4/14/21	RUB	2,500,000	43,778

Singapore - 0.9%
Singapore Government Bond
2.75%, 7/01/23	SGD	60,000	45,866

Slovak Republic - 1.3%
Slovakia Government Bond
4.00%, 4/27/20	EUR	50,000	63,500

Slovenia - 0.3%
Slovenia Government Bond
1.25%, 3/22/27	EUR	15,000	16,913

South Africa - 1.4%
Republic of South Africa Government Bond
10.50%, 12/21/26	ZAR	800,000	68,556

South Korea - 4.4%
Korea International Bond
3.875%, 9/11/23		200,000	215,370

Spain - 4.0%
Spain Government Bond
0.75%, 7/30/21	EUR	60,000	69,330
5.90%, 7/30/26, 144A	EUR	50,000	78,088
4.20%, 1/31/37, 144A	EUR	35,000	50,231

			197,649

Sweden - 1.0%
Sweden Government Bond
2.50%, 5/12/25	SEK	350,000	47,339

Switzerland - 1.8%
Swiss Confederation Government Bond
1.50%, 7/24/25	CHF	75,000	89,395

Thailand - 1.7%
Thailand Government Bond
2.125%, 12/17/26	THB	3,000,000	84,234

United Kingdom - 6.9%
United Kingdom Gilt
3.75%, 9/07/20	GBP	40,000	57,608
1.50%, 7/22/26	GBP	25,000	33,707
1.25%, 7/22/27	GBP	25,000	32,626
4.25%, 6/07/32	GBP	50,000	88,982
4.25%, 12/07/46	GBP	60,000	122,810

			335,733

TOTAL SOVEREIGN BONDS (Cost $4,894,829)			4,857,337

TOTAL INVESTMENTS - 99.1% (Cost $4,894,829)†			$4,857,337
Other assets and liabilities, net - 0.9%			44,216

NET ASSETS - 100.0%			$4,901,553

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

†	The cost for federal income tax purposes was $4,894,829. At May 31, 2017, net unrealized depreciation for all securities based on tax cost was $37,492. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $83,228 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $120,720.

OFZ:	Obligatsyi Federal’novo Zaima “Federal Loan Obligation”
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of May 31, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation) (a)
The Bank of Nova Scotia	6/5/2017	AUD	308,000	USD	230,193	$1,352
The Bank of Nova Scotia	6/5/2017	CAD	268,429	USD	196,404	(2,327)
The Bank of Nova Scotia	6/5/2017	CZK	1,210,000	USD	49,168	(2,431)
The Bank of Nova Scotia	6/5/2017	EUR	1,763,500	USD	1,923,220	(58,367)
The Bank of Nova Scotia	6/5/2017	GBP	304,037	USD	393,673	1,873
The Bank of Nova Scotia	6/5/2017	ILS	157,500	USD	43,546	(946)
The Bank of Nova Scotia	6/5/2017	JPY	131,835,000	USD	1,183,778	(6,885)
The Bank of Nova Scotia	6/5/2017	JPY	650,000	USD	5,838	(32)
The Bank of Nova Scotia	6/5/2017	MXN	2,445,500	USD	128,170	(2,870)
The Bank of Nova Scotia	6/5/2017	MYR	265,000	USD	61,088	(812)
The Bank of Nova Scotia	6/5/2017	PLN	249,500	USD	64,261	(2,805)
The Bank of Nova Scotia	6/5/2017	RUB	2,520,000	USD	43,866	(511)
The Bank of Nova Scotia	6/5/2017	SEK	600,050	USD	67,871	(1,189)
The Bank of Nova Scotia	6/5/2017	SGD	63,300	USD	45,297	(454)
The Bank of Nova Scotia	6/5/2017	THB	2,894,000	USD	83,613	(1,353)
The Bank of Nova Scotia	6/5/2017	USD	225,196	AUD	302,500	(441)
The Bank of Nova Scotia	6/5/2017	USD	4,111	AUD	5,500	(24)
The Bank of Nova Scotia	6/5/2017	USD	198,733	CAD	268,429	(2)
The Bank of Nova Scotia	6/5/2017	USD	51,632	CZK	1,210,000	(32)
The Bank of Nova Scotia	6/5/2017	USD	1,837,995	EUR	1,634,500	(1,361)
The Bank of Nova Scotia	6/5/2017	USD	140,693	EUR	129,000	4,261
The Bank of Nova Scotia	6/5/2017	USD	53,738	GBP	41,500	(258)
The Bank of Nova Scotia	6/5/2017	USD	338,922	GBP	262,537	(601)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation) (a)
The Bank of Nova Scotia	6/5/2017	USD	44,500	ILS	157,500	$(9)
The Bank of Nova Scotia	6/5/2017	USD	1,198,038	JPY	132,485,000	(1,505)
The Bank of Nova Scotia	6/5/2017	USD	130,777	MXN	2,445,500	263
The Bank of Nova Scotia	6/5/2017	USD	61,916	MYR	265,000	(16)
The Bank of Nova Scotia	6/5/2017	USD	67,044	PLN	249,500	22
The Bank of Nova Scotia	6/5/2017	USD	44,396	RUB	2,520,000	(19)
The Bank of Nova Scotia	6/5/2017	USD	48,133	SEK	417,550	(76)
The Bank of Nova Scotia	6/5/2017	USD	20,644	SEK	182,500	360
The Bank of Nova Scotia	6/5/2017	USD	45,757	SGD	63,300	(6)
The Bank of Nova Scotia	6/5/2017	USD	84,994	THB	2,894,000	(28)
The Bank of Nova Scotia	6/5/2017	USD	18,204	ZAR	245,000	460
The Bank of Nova Scotia	6/5/2017	USD	70,225	ZAR	926,000	315
The Bank of Nova Scotia	6/5/2017	ZAR	1,171,000	USD	87,011	(2,193)
The Bank of Nova Scotia	6/6/2017	CHF	87,000	USD	87,565	(2,297)
The Bank of Nova Scotia	6/6/2017	DKK	642,000	USD	94,145	(2,847)
The Bank of Nova Scotia	6/6/2017	NOK	342,000	USD	39,937	(544)
The Bank of Nova Scotia	6/6/2017	NZD	49,400	USD	33,886	(1,110)
The Bank of Nova Scotia	6/6/2017	USD	89,918	CHF	87,000	(56)
The Bank of Nova Scotia	6/6/2017	USD	14,668	DKK	100,000	439
The Bank of Nova Scotia	6/6/2017	USD	81,924	DKK	542,000	(40)
The Bank of Nova Scotia	6/6/2017	USD	40,606	NOK	342,000	(125)
The Bank of Nova Scotia	6/6/2017	USD	20,867	NZD	29,400	(39)
The Bank of Nova Scotia	6/6/2017	USD	13,719	NZD	20,000	449
The Bank of Nova Scotia	7/5/2017	AUD	5,500	USD	4,093	8
The Bank of Nova Scotia	7/5/2017	AUD	302,500	USD	225,087	440
The Bank of Nova Scotia	7/5/2017	CAD	268,429	USD	198,841	(5)
The Bank of Nova Scotia	7/5/2017	CAD	5,250	USD	3,889	0
The Bank of Nova Scotia	7/5/2017	CHF	87,000	USD	90,095	58
The Bank of Nova Scotia	7/5/2017	DKK	542,000	USD	82,056	35
The Bank of Nova Scotia	7/5/2017	EUR	27,500	USD	30,980	28
The Bank of Nova Scotia	7/5/2017	EUR	1,634,500	USD	1,840,995	1,339
The Bank of Nova Scotia	7/5/2017	GBP	2,000	USD	2,585	5
The Bank of Nova Scotia	7/5/2017	GBP	262,537	USD	339,253	597
The Bank of Nova Scotia	7/5/2017	ILS	157,500	USD	44,542	4
The Bank of Nova Scotia	7/5/2017	JPY	132,485,000	USD	1,199,698	1,499
The Bank of Nova Scotia	7/5/2017	MYR	13,000	USD	3,029	(4)
The Bank of Nova Scotia	7/5/2017	MYR	265,000	USD	61,700	(108)
The Bank of Nova Scotia	7/5/2017	NOK	342,000	USD	40,624	124
The Bank of Nova Scotia	7/5/2017	NZD	29,400	USD	20,854	39
The Bank of Nova Scotia	7/5/2017	PLN	249,500	USD	67,026	(23)
The Bank of Nova Scotia	7/5/2017	PLN	9,300	USD	2,498	(1)
The Bank of Nova Scotia	7/5/2017	RUB	2,520,000	USD	44,089	16
The Bank of Nova Scotia	7/5/2017	SEK	417,550	USD	48,216	74
The Bank of Nova Scotia	7/5/2017	SGD	63,300	USD	45,771	4
The Bank of Nova Scotia	7/5/2017	THB	2,894,000	USD	84,621	(332)
The Bank of Nova Scotia	7/5/2017	USD	43,019	JPY	4,750,000	(60)
The Bank of Nova Scotia	7/5/2017	ZAR	926,000	USD	69,846	(305)
The Bank of Nova Scotia	7/6/2017	MXN	2,445,500	USD	130,088	(256)
The Bank of Nova Scotia	7/7/2017	CZK	1,210,000	USD	51,731	24

Total net unrealized depreciation						$(81,617)

(a)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of May 31, 2017.

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
ILS	Israeli New Sheqel
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investents. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Sovereign Bonds (b)	$—	$4,857,337	$—	$4,857,337
Derivatives (c)
Forward Foreign Currency Exchange Contracts	—	14,088	—	14,088

TOTAL	$—	$4,871,425	$—	$4,871,425

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (c)
Forward Foreign Currency Exchange Contracts	$—	$(95,705)	$—	$(95,705)

TOTAL	$—	$(95,705)	$—	$(95,705)

(b)	See Schedule of Investments for additional detailed categorizations.
(c)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended May 31, 2017.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

Deutsche X-trackers USD High Yield Corporate Bond ETF

May 31, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 97.9%
Basic Materials - 6.1%
Chemicals - 2.0%
Ashland LLC
4.75%, 8/15/22	$120,000	$125,400
Blue Cube Spinco, Inc.
9.75%, 10/15/23	305,000	373,625
10.00%, 10/15/25	30,000	37,350
CF Industries, Inc.
7.125%, 5/01/20	100,000	110,750
3.45%, 6/01/23	200,000	187,750
Chemours Co.
6.625%, 5/15/23	30,000	32,172
7.00%, 5/15/25	270,000	300,375
Hexion, Inc.
6.625%, 4/15/20	400,000	374,000
10.375%, 2/01/22, 144A	60,000	61,050
Huntsman International LLC
4.875%, 11/15/20	210,000	223,650
INEOS Group Holdings SA, 144A
5.625%, 8/01/24 (a)	250,000	257,500
Momentive Performance Materials, Inc.
3.88%, 10/24/21	150,000	152,250
NOVA Chemicals Corp.
5.25%, 8/01/23, 144A	240,000	244,200
5.00%, 5/01/25, 144A	45,000	45,225
Olin Corp.
5.125%, 9/15/27	60,000	62,175
Platform Specialty Products Corp.
10.375%, 5/01/21, 144A	120,000	133,350
6.50%, 2/01/22, 144A	300,000	310,500
PolyOne Corp.
5.25%, 3/15/23	119,000	125,842
Tronox Finance LLC
6.375%, 8/15/20	350,000	354,375
7.50%, 3/15/22, 144A (a)	100,000	104,375
WR Grace & Co.-Conn, 144A
5.125%, 10/01/21	180,000	192,150

		3,808,064

Forest Products & Paper - 0.1%
Cascades, Inc., 144A
5.50%, 7/15/22	210,000	214,725

Iron/Steel - 1.3%
AK Steel Corp.
7.625%, 10/01/21 (a)	20,000	20,672
7.00%, 3/15/27	60,000	60,600
Allegheny Technologies, Inc.
5.95%, 1/15/21	140,000	140,000
7.875%, 8/15/23	139,000	144,560
ArcelorMittal
5.75%, 8/05/20	80,000	86,900
6.00%, 3/01/21	360,000	391,500
6.75%, 2/25/22 (a)	150,000	169,500
6.125%, 6/01/25 (a)	120,000	135,150
Cliffs Natural Resources, Inc.
8.25%, 3/31/20, 144A	267,000	295,035
5.75%, 3/01/25, 144A (a)	60,000	57,300
Steel Dynamics, Inc.
5.125%, 10/01/21	350,000	362,688
United States Steel Corp.
7.375%, 4/01/20 (a)	120,000	130,320
8.375%, 7/01/21, 144A	325,000	357,500

		2,351,725

Mining - 2.7%
Alcoa Nederland Holding BV
6.75%, 9/30/24, 144A	120,000	130,200
7.00%, 9/30/26, 144A	200,000	220,000
Aleris International, Inc.
7.875%, 11/01/20	300,000	296,910
Anglo American Capital PLC
9.375%, 4/08/19, 144A	200,000	225,500
3.625%, 5/14/20, 144A	50,000	50,902
4.125%, 9/27/22, 144A	120,000	123,000
4.875%, 5/14/25, 144A	250,000	260,482
4.75%, 4/10/27, 144A	200,000	207,000
Constellium NV, 144A
6.625%, 3/01/25	400,000	387,000
First Quantum Minerals Ltd.
7.00%, 2/15/21, 144A	50,000	52,615
7.25%, 4/01/23, 144A	400,000	405,000
7.50%, 4/01/25, 144A	200,000	201,875
FMG Resources (August 2006) Pty Ltd.
6.875%, 4/01/22, 144A	120,000	124,230
4.75%, 5/15/22, 144A	250,000	253,750

Freeport-McMoRan, Inc.
3.10%, 3/15/20	350,000	346,182
6.50%, 11/15/20, 144A	200,000	208,016
4.00%, 11/14/21 (a)	60,000	58,872
6.75%, 2/01/22, 144A	60,000	62,400
3.55%, 3/01/22	360,000	338,400
3.875%, 3/15/23	300,000	280,320
4.55%, 11/14/24 (a)	240,000	227,160
Kinross Gold Corp.
5.95%, 3/15/24	180,000	197,550
Teck Resources Ltd.
4.75%, 1/15/22	58,000	60,900
3.75%, 2/01/23 (a)	140,000	138,250
8.50%, 6/01/24, 144A	120,000	138,900

		4,995,414

Communications - 23.4%
Advertising - 0.5%
Acosta, Inc., 144A
7.75%, 10/01/22	150,000	127,500
Lamar Media Corp.
5.00%, 5/01/23	340,000	356,150
5.375%, 1/15/24	60,000	63,330
5.75%, 2/01/26	60,000	65,175
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.25%, 2/15/22	120,000	125,250
5.625%, 2/15/24	60,000	63,000
5.875%, 3/15/25	180,000	189,675

		990,080

Internet - 1.3%
Netflix, Inc.
5.375%, 2/01/21	120,000	130,800
5.50%, 2/15/22	120,000	130,935
5.875%, 2/15/25	205,000	225,500
4.375%, 11/15/26, 144A	120,000	120,456
Symantec Corp., 144A
5.00%, 4/15/25	500,000	520,000
TIBCO Software, Inc., 144A
11.375%, 12/01/21	200,000	221,500
VeriSign, Inc.
4.625%, 5/01/23	100,000	103,125
5.25%, 4/01/25	220,000	234,575
Zayo Group LLC / Zayo Capital, Inc.
6.00%, 4/01/23	250,000	265,625
6.375%, 5/15/25	405,000	436,894
5.75%, 1/15/27, 144A	60,000	63,443

		2,452,853

Media - 11.5%
Altice Financing SA
6.625%, 2/15/23, 144A	600,000	639,900
7.50%, 5/15/26, 144A	550,000	607,062
Altice Luxembourg SA
7.75%, 5/15/22, 144A	480,000	510,600
7.625%, 2/15/25, 144A (a)	250,000	273,750
Altice US Finance I Corp., 144A
5.50%, 5/15/26	300,000	315,000
AMC Networks, Inc.
4.75%, 12/15/22	150,000	154,312
5.00%, 4/01/24	140,000	142,449
Cablevision Systems Corp.
8.00%, 4/15/20 (a)	150,000	168,750
5.875%, 9/15/22	60,000	62,400
CBS Radio, Inc., 144A
7.25%, 11/01/24	120,000	126,900
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25%, 3/15/21	120,000	123,825
5.25%, 9/30/22	120,000	124,726
5.125%, 2/15/23	180,000	188,118
5.125%, 5/01/23, 144A	110,000	115,982
5.75%, 1/15/24	120,000	127,426
5.875%, 4/01/24, 144A	380,000	409,165
5.375%, 5/01/25, 144A	300,000	318,375
5.75%, 2/15/26, 144A	550,000	589,187
5.50%, 5/01/26, 144A	300,000	317,856
5.125%, 5/01/27, 144A	460,000	472,362
5.875%, 5/01/27, 144A	240,000	256,200
Cengage Learning, Inc., 144A
9.50%, 6/15/24 (a)	150,000	130,500
Cequel Communications Holdings I LLC / Cequel Capital Corp.
6.375%, 9/15/20, 144A	218,000	223,995
5.125%, 12/15/21, 144A	260,000	266,500
7.75%, 7/15/25, 144A	250,000	279,375

Clear Channel Worldwide Holdings, Inc.
Series B, 7.625%, 3/15/20	350,000	353,062
Series B, 6.50%, 11/15/22	530,000	550,537
CSC Holdings LLC
6.75%, 11/15/21	80,000	88,700
10.125%, 1/15/23, 144A	480,000	560,098
10.875%, 10/15/25, 144A	280,000	341,600
5.50%, 4/15/27, 144A	594,000	623,593
DISH DBS Corp.
7.875%, 9/01/19	420,000	466,725
5.125%, 5/01/20	305,000	322,537
6.75%, 6/01/21	550,000	610,500
5.875%, 7/15/22	290,000	310,300
5.00%, 3/15/23	240,000	247,277
5.875%, 11/15/24	300,000	320,625
7.75%, 7/01/26	270,000	317,925
Gray Television, Inc.
5.125%, 10/15/24, 144A	300,000	300,750
5.875%, 7/15/26, 144A	60,000	61,050
iHeartCommunications, Inc.
9.00%, 12/15/19	330,000	262,555
9.00%, 3/01/21	250,000	184,687
11.25%, 3/01/21	150,000	112,500
9.00%, 9/15/22	250,000	184,063
10.625%, 3/15/23	300,000	222,750
Nexstar Broadcasting, Inc., 144A
5.625%, 8/01/24	160,000	161,600
Quebecor Media, Inc.
5.75%, 1/15/23	180,000	191,475
SFR Group SA
6.00%, 5/15/22, 144A	500,000	523,750
6.25%, 5/15/24, 144A	400,000	421,500
7.375%, 5/01/26, 144A	1,170,000	1,270,175
Sinclair Television Group, Inc.
5.375%, 4/01/21	60,000	61,800
6.125%, 10/01/22	150,000	157,313
5.625%, 8/01/24, 144A	100,000	103,125
5.125%, 2/15/27, 144A	160,000	156,000
Sirius XM Radio, Inc.
5.75%, 8/01/21, 144A	120,000	124,500
4.625%, 5/15/23, 144A	300,000	305,439
6.00%, 7/15/24, 144A	180,000	191,475
5.375%, 4/15/25, 144A	240,000	247,200
TEGNA, Inc.
5.125%, 10/15/19	225,000	230,625
5.125%, 7/15/20	120,000	123,300
6.375%, 10/15/23	180,000	191,250
Tribune Media Co.
5.875%, 7/15/22	300,000	317,625
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH
5.50%, 1/15/23, 144A	500,000	521,875
5.00%, 1/15/25, 144A	320,000	333,200
Univision Communications, Inc.
6.75%, 9/15/22, 144A	120,000	125,850
5.125%, 5/15/23, 144A	300,000	303,186
5.125%, 2/15/25, 144A	200,000	198,250
Upcb Finance IV Ltd., 144A
5.375%, 1/15/25	200,000	208,580
Videotron Ltd.
5.00%, 7/15/22	60,000	64,125
5.375%, 6/15/24, 144A	220,000	235,376
Virgin Media Finance PLC
6.375%, 4/15/23, 144A	120,000	126,450
6.00%, 10/15/24, 144A	120,000	126,900
Virgin Media Secured Finance PLC
5.50%, 1/15/25, 144A	120,000	124,050
5.25%, 1/15/26, 144A	250,000	255,313
5.50%, 8/15/26, 144A	200,000	206,500
Ziggo Bond Finance BV
5.875%, 1/15/25, 144A	120,000	123,300
6.00%, 1/15/27, 144A	210,000	212,363
Ziggo Secured Finance BV, 144A
5.50%, 1/15/27	210,000	213,786

		21,543,805

Telecommunications - 10.1%
CenturyLink, Inc.
Series V, 5.625%, 4/01/20	330,000	351,037
Series S, 6.45%, 6/15/21	170,000	184,662
Series T, 5.80%, 3/15/22	530,000	556,500
Series W, 6.75%, 12/01/23	60,000	64,350
Series Y, 7.50%, 4/01/24(a)	180,000	197,550
Cincinnati Bell, Inc., 144A
7.00%, 7/15/24	155,000	163,137
CommScope Technologies LLC
6.00%, 6/15/25, 144A	180,000	192,186
5.00%, 3/15/27, 144A	60,000	60,150
CommScope, Inc.
5.00%, 6/15/21, 144A	60,000	61,762
5.50%, 6/15/24, 144A	370,000	389,425

Consolidated Communications, Inc.
6.50%, 10/01/22	150,000	149,812
Frontier Communications Corp.
8.125%, 10/01/18	100,000	106,000
8.50%, 4/15/20	170,000	180,625
8.875%, 9/15/20	180,000	191,925
9.25%, 7/01/21	180,000	183,487
6.25%, 9/15/21 (a)	60,000	56,400
8.75%, 4/15/22 (a)	180,000	168,975
10.50%, 9/15/22	180,000	177,525
7.125%, 1/15/23	240,000	209,100
7.625%, 4/15/24	300,000	253,500
6.875%, 1/15/25	120,000	97,126
11.00%, 9/15/25	550,000	517,000
GTH Finance BV, 144A
7.25%, 4/26/23	200,000	222,332
Hughes Satellite Systems Corp.
6.50%, 6/15/19	150,000	162,938
7.625%, 6/15/21	220,000	250,525
5.25%, 8/01/26	250,000	257,813
Inmarsat Finance PLC, 144A
4.875%, 5/15/22	200,000	205,500
Intelsat Jackson Holdings SA
7.25%, 4/01/19	240,000	231,000
7.25%, 10/15/20	240,000	217,200
7.50%, 4/01/21	240,000	215,400
9.50%, 9/30/22, 144A	150,000	179,250
5.50%, 8/01/23	540,000	446,850
8.00%, 2/15/24, 144A	180,000	194,738
Intelsat Luxembourg SA
7.75%, 6/01/21	500,000	281,250
8.125%, 6/01/23	100,000	53,938
Level 3 Communications, Inc.
5.75%, 12/01/22	200,000	208,500
Level 3 Financing, Inc.
5.375%, 8/15/22	550,000	567,875
5.125%, 5/01/23	60,000	62,588
5.375%, 1/15/24	211,000	221,683
5.375%, 5/01/25	180,000	189,617
Millicom International Cellular SA, 144A
6.00%, 3/15/25	125,000	132,131
Nokia OYJ
5.375%, 5/15/19	140,000	148,225
Sable International Finance Ltd., 144A
6.875%, 8/01/22	250,000	271,563
SoftBank Group Corp., 144A
4.50%, 4/15/20	300,000	312,405
Sprint Communications, Inc.
9.00%, 11/15/18, 144A	371,000	407,636
7.00%, 3/01/20, 144A	150,000	166,875
7.00%, 8/15/20	220,000	243,650
11.50%, 11/15/21	30,000	38,700
6.00%, 11/15/22	550,000	587,125
Sprint Corp.
7.25%, 9/15/21	720,000	819,223
7.875%, 9/15/23	740,000	856,550
7.125%, 6/15/24	510,000	574,961
7.625%, 2/15/25	270,000	311,175
Telecom Italia Capital SA
6.999%, 6/04/18	150,000	157,500
Telecom Italia SpA, 144A
5.303%, 5/30/24	400,000	428,248
T-Mobile USA, Inc.
6.125%, 1/15/22	180,000	190,125
4.00%, 4/15/22	20,000	20,776
6.00%, 3/01/23	430,000	458,466
6.625%, 4/01/23	330,000	352,176
6.836%, 4/28/23	120,000	128,700
6.50%, 1/15/24	180,000	195,345
6.00%, 4/15/24	280,000	302,400
6.375%, 3/01/25	430,000	467,088
5.125%, 4/15/25	210,000	219,473
6.50%, 1/15/26	270,000	298,688
5.375%, 4/15/27	60,000	64,050
VimpelCom Holdings BV
5.20%, 2/13/19, 144A	250,000	260,730
7.504%, 3/01/22, 144A	20,000	23,119
5.95%, 2/13/23, 144A	200,000	216,000
West Corp., 144A
5.375%, 7/15/22	300,000	306,189
Wind Acquisition Finance SA
4.75%, 7/15/20, 144A	250,000	254,103
7.375%, 4/23/21, 144A	570,000	594,296
Windstream Services LLC
7.75%, 10/15/20 (a)	200,000	202,438
7.75%, 10/01/21 (a)	150,000	145,875
6.375%, 8/01/23 (a)	245,000	209,024

		19,046,259

Consumer, Cyclical - 12.8%
Airlines - 0.3%
Air Canada, 144A
7.75%, 4/15/21 (a)	150,000	171,937
American Airlines Group, Inc.
5.50%, 10/01/19, 144A	230,000	241,645
4.625%, 3/01/20, 144A (a)	200,000	206,500

		620,082

Apparel - 0.2%
Hanesbrands, Inc.
4.625%, 5/15/24, 144A	300,000	301,500
4.875%, 5/15/26, 144A	60,000	60,450

		361,950

Auto Manufacturers - 0.7%
Fiat Chrysler Automobiles NV
4.50%, 4/15/20 (a)	420,000	431,025
5.25%, 4/15/23	250,000	253,125
Jaguar Land Rover Automotive PLC
4.125%, 12/15/18, 144A	50,000	51,275
4.25%, 11/15/19, 144A	250,000	259,062
Navistar International Corp.
8.25%, 11/01/21	240,000	244,049

		1,238,536

Auto Parts & Equipment - 1.2%
Adient Global Holdings Ltd., 144A
4.875%, 8/15/26	225,000	226,899
Allison Transmission, Inc., 144A
5.00%, 10/01/24	160,000	163,600
American Axle & Manufacturing, Inc.
6.25%, 3/15/21 (a)	120,000	123,964
6.625%, 10/15/22	305,000	316,437
6.25%, 4/01/25, 144A (a)	60,000	59,475
6.50%, 4/01/27, 144A	160,000	158,400
Goodyear Tire & Rubber Co.
5.125%, 11/15/23	300,000	316,500
5.00%, 5/31/26	100,000	103,312
4.875%, 3/15/27	150,000	151,200
Tenneco, Inc.
5.00%, 7/15/26	50,000	50,687
ZF North America Capital, Inc.
4.00%, 4/29/20, 144A	360,000	375,527
4.50%, 4/29/22, 144A	90,000	94,950
4.75%, 4/29/25, 144A	200,000	211,250

		2,352,201

Distribution/Wholesale - 0.5%
American Tire Distributors, Inc., 144A
10.25%, 3/01/22	150,000	157,500
HD Supply, Inc.
5.25%, 12/15/21, 144A	330,000	348,893
5.75%, 4/15/24, 144A	180,000	192,375
LKQ Corp.
4.75%, 5/15/23	165,000	168,279

		867,047

Entertainment - 1.9%
AMC Entertainment Holdings, Inc.
5.75%, 6/15/25	260,000	270,556
5.875%, 11/15/26, 144A	30,000	31,028
Cinemark USA, Inc.
4.875%, 6/01/23	345,000	352,759
GLP Capital LP / GLP Financing II, Inc.
4.375%, 11/01/18	120,000	123,900
4.875%, 11/01/20	100,000	106,500
4.375%, 4/15/21 (a)	120,000	126,600
5.375%, 11/01/23	60,000	65,175
5.375%, 4/15/26	300,000	325,500
International Game Technology
7.50%, 6/15/19	100,000	109,750
International Game Technology PLC
5.625%, 2/15/20, 144A	20,000	21,250
6.25%, 2/15/22, 144A	330,000	358,545
6.50%, 2/15/25, 144A	250,000	274,220
Mohegan Tribal Gaming Authority, 144A
7.875%, 10/15/24	100,000	103,625
Penn National Gaming, Inc., 144A
5.625%, 1/15/27	100,000	101,375
Regal Entertainment Group
5.75%, 3/15/22	120,000	125,700

Scientific Games International, Inc.
7.00%, 1/01/22, 144A	530,000	567,100
10.00%, 12/01/22	270,000	294,975
Six Flags Entertainment Corp., 144A
5.50%, 4/15/27	250,000	258,125

		3,616,683

Food Service - 0.2%
Aramark Services, Inc.
5.125%, 1/15/24	310,000	327,825
4.75%, 6/01/26	60,000	62,388

		390,213

Home Builders - 1.3%
Beazer Homes USA, Inc.
8.75%, 3/15/22	150,000	168,000
CalAtlantic Group, Inc.
8.375%, 1/15/21	30,000	35,448
5.25%, 6/01/26	100,000	103,125
K Hovnanian Enterprises, Inc., 144A
7.25%, 10/15/20	50,000	49,750
KB Home
4.75%, 5/15/19	20,000	20,700
Lennar Corp.
4.50%, 11/15/19	20,000	20,900
4.75%, 4/01/21	260,000	275,275
4.125%, 1/15/22	60,000	61,725
4.875%, 12/15/23	450,000	471,937
4.75%, 5/30/25	60,000	61,929
Mattamy Group Corp., 144A
6.875%, 12/15/23	200,000	203,500
PulteGroup, Inc.
4.25%, 3/01/21	250,000	260,000
5.50%, 3/01/26	60,000	63,637
5.00%, 1/15/27	140,000	142,625
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 144A
5.25%, 4/15/21	180,000	184,500
Toll Brothers Finance Corp.
5.875%, 2/15/22	250,000	276,563

		2,399,614

Home Furnishings - 0.2%
Tempur Sealy International, Inc.
5.625%, 10/15/23	60,000	62,100
5.50%, 6/15/26	300,000	302,010

		364,110

Leisure Time - 0.3%
NCL Corp. Ltd., 144A
4.625%, 11/15/20	270,000	278,100
Sabre GLBL, Inc.
5.375%, 4/15/23, 144A	76,000	80,085
5.25%, 11/15/23, 144A	60,000	62,700
Viking Cruises Ltd., 144A
8.50%, 10/15/22	100,000	105,125

		526,010

Lodging - 2.4%
Boyd Gaming Corp.
6.875%, 5/15/23	150,000	162,937
6.375%, 4/01/26	180,000	196,848
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope
8.00%, 10/01/20	220,000	228,387
11.00%, 10/01/21	180,000	194,202
Diamond Resorts International, Inc.
7.75%, 9/01/23, 144A (a)	240,000	253,800
10.75%, 9/01/24, 144A	60,000	63,900
Hilton Domestic Operating Co., Inc., 144A
4.25%, 9/01/24	185,000	187,312
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 144A
4.625%, 4/01/25	385,000	399,438
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 144A
6.75%, 11/15/21	60,000	62,325
Melco Resorts Finance Ltd., 144A
5.00%, 2/15/21	200,000	206,260

MGM Resorts International
8.625%, 2/01/19	370,000	410,700
5.25%, 3/31/20	120,000	128,021
6.75%, 10/01/20	150,000	167,063
6.625%, 12/15/21	300,000	337,500
7.75%, 3/15/22	30,000	35,250
6.00%, 3/15/23	420,000	462,126
Studio City Co. Ltd., 144A
7.25%, 11/30/21	250,000	269,688
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.375%, 3/15/22	200,000	205,625
4.25%, 5/30/23, 144A	60,000	60,975
5.50%, 3/01/25, 144A (a)	425,000	450,500

		4,482,857

Retail - 3.4%
1011778 BC ULC / New Red Finance, Inc.
4.625%, 1/15/22, 144A	120,000	123,660
6.00%, 4/01/22, 144A	420,000	438,249
4.25%, 5/15/24, 144A	350,000	350,875
Asbury Automotive Group, Inc.
6.00%, 12/15/24	150,000	154,219
Claire’s Stores, Inc., 144A
9.00%, 3/15/19	200,000	98,000
Dollar Tree, Inc.
5.25%, 3/01/20	200,000	206,125
5.75%, 3/01/23	410,000	436,240
Ferrellgas LP / Ferrellgas Finance Corp.
6.50%, 5/01/21	60,000	58,500
6.75%, 1/15/22	355,000	344,350
Group 1 Automotive, Inc.
5.00%, 6/01/22	100,000	102,000
Guitar Center, Inc., 144A
6.50%, 4/15/19 (a)	100,000	86,625
JC Penney Corp., Inc.
8.125%, 10/01/19	123,000	136,684
5.65%, 6/01/20 (a)	160,000	159,400
5.875%, 7/01/23, 144A	60,000	59,925
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.00%, 6/01/24, 144A	300,000	312,840
5.25%, 6/01/26, 144A	90,000	94,657
L Brands, Inc.
7.00%, 5/01/20	30,000	33,437
6.625%, 4/01/21	180,000	200,250
5.625%, 2/15/22	140,000	149,450
5.625%, 10/15/23	250,000	265,312
Landry’s, Inc., 144A
6.75%, 10/15/24	100,000	103,500
Men’s Wearhouse, Inc.
7.00%, 7/01/22	150,000	128,625
Neiman Marcus Group Ltd. LLC, 144A
8.00%, 10/15/21 (a)	160,000	83,600
Penske Automotive Group, Inc.
5.75%, 10/01/22	120,000	124,800
5.50%, 5/15/26	60,000	60,000
PetSmart, Inc., 144A
7.125%, 3/15/23 (a)	400,000	374,000
PVH Corp.
4.50%, 12/15/22	150,000	155,250
QVC, Inc.
4.375%, 3/15/23	390,000	395,599
4.85%, 4/01/24	60,000	61,357
Rite Aid Corp.
9.25%, 3/15/20	250,000	259,095
6.75%, 6/15/21 (a)	150,000	152,438
6.125%, 4/01/23, 144A (a)	250,000	249,263
Sally Holdings LLC / Sally Capital, Inc.
5.75%, 6/01/22	120,000	123,825
5.625%, 12/01/25	180,000	185,400
Sears Holdings Corp.
8.00%, 12/15/19	100,000	78,000
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 6/01/24	140,000	141,050

		6,486,600

Storage/Warehousing - 0.2%
Algeco Scotsman Global Finance PLC, 144A
8.50%, 10/15/18	325,000	305,500

Consumer, Non-cyclical - 17.6%
Agriculture - 0.1%
Vector Group Ltd., 144A
6.125%, 2/01/25	150,000	156,375

Beverages - 0.1%
Cott Holdings, Inc., 144A
5.50%, 4/01/25	150,000	153,921

Biotechnology - 0.0%
Concordia International Corp.
9.50%, 10/21/22, 144A	200,000	47,000
7.00%, 4/15/23, 144A	100,000	20,750

		67,750

Commercial Services - 4.1%
ADT Corp.
3.50%, 7/15/22	240,000	235,800
4.125%, 6/15/23	240,000	238,800
Ahern Rentals, Inc., 144A
7.375%, 5/15/23	100,000	84,250
APX Group, Inc.
8.75%, 12/01/20	435,000	451,856
7.875%, 12/01/22	120,000	131,387
Ashtead Capital, Inc., 144A
6.50%, 7/15/22	500,000	519,375
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.125%, 6/01/22, 144A (a)	60,000	58,500
5.50%, 4/01/23 (a)	180,000	177,075
CDK Global, Inc., 144A
4.875%, 6/01/27	200,000	202,626
Cenveo Corp., 144A
6.00%, 8/01/19	100,000	85,500
Ceridian HCM Holding, Inc., 144A
11.00%, 3/15/21	200,000	210,875
Gartner, Inc., 144A
5.125%, 4/01/25	200,000	209,500
Herc Rentals, Inc.
7.50%, 6/01/22, 144A	112,000	119,560
7.75%, 6/01/24, 144A (a)	110,000	117,975
Hertz Corp.
6.75%, 4/15/19 (a)	150,000	150,502
5.875%, 10/15/20	80,000	76,200
7.375%, 1/15/21 (a)	280,000	265,475
5.50%, 10/15/24, 144A (a)	140,000	113,050
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 144A
6.375%, 8/01/23	305,000	323,300
Laureate Education, Inc., 144A
8.25%, 5/01/25	200,000	211,000
Live Nation Entertainment, Inc., 144A
4.875%, 11/01/24	110,000	111,650
Nielsen Co. Luxembourg SARL
5.50%, 10/01/21, 144A	280,000	290,500
5.00%, 2/01/25, 144A	100,000	102,250
Nielsen Finance LLC / Nielsen Finance Co.
4.50%, 10/01/20	100,000	102,000
5.00%, 4/15/22, 144A	300,000	309,375
Prime Security Services Borrower LLC / Prime Finance, Inc., 144A
9.25%, 5/15/23	570,000	624,629
RR Donnelley & Sons Co.
7.875%, 3/15/21	150,000	163,582
6.00%, 4/01/24	60,000	59,100
Service Corp. International
5.375%, 5/15/24	335,000	354,229
ServiceMaster Co. LLC, 144A
5.125%, 11/15/24	210,000	218,316
Team Health Holdings, Inc., 144A
6.375%, 2/01/25	150,000	146,063
United Rentals North America, Inc.
7.625%, 4/15/22	120,000	125,550
6.125%, 6/15/23	180,000	190,442
4.625%, 7/15/23	120,000	125,358
5.75%, 11/15/24	120,000	127,351
5.50%, 7/15/25	60,000	63,465
5.875%, 9/15/26	305,000	324,441
5.50%, 5/15/27	310,000	319,300

		7,740,207

Cosmetics/Personal Care - 0.3%
Avon Products, Inc.
6.60%, 3/15/20	170,000	173,825
7.00%, 3/15/23	60,000	55,950
Edgewell Personal Care Co.
4.70%, 5/24/22	250,000	268,125
Revlon Consumer Products Corp.
5.75%, 2/15/21	100,000	94,061

		591,961

Food - 1.4%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC
6.625%, 6/15/24, 144A	230,000	238,625
5.75%, 3/15/25, 144A	300,000	299,250
B&G Foods, Inc.
5.25%, 4/01/25	230,000	238,625
Lamb Weston Holdings, Inc.
4.625%, 11/01/24, 144A	435,000	448,050
4.875%, 11/01/26, 144A	60,000	61,800
Post Holdings, Inc.
6.00%, 12/15/22, 144A	150,000	160,125
5.50%, 3/01/25, 144A	210,000	220,500
8.00%, 7/15/25, 144A	100,000	117,000
5.00%, 8/15/26, 144A	420,000	423,675
TreeHouse Foods, Inc., 144A
6.00%, 2/15/24	150,000	160,875
US Foods, Inc., 144A
5.875%, 6/15/24	223,000	234,061

		2,602,586

Healthcare-Products - 0.9%
Alere, Inc., 144A
6.375%, 7/01/23	120,000	130,350
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp., 144A
8.125%, 6/15/21	335,000	313,225
Hologic, Inc., 144A
5.25%, 7/15/22	150,000	158,062
Kinetic Concepts, Inc. / KCI USA, Inc., 144A
7.875%, 2/15/21	245,000	261,538
Mallinckrodt International Finance SA
4.75%, 4/15/23 (a)	60,000	53,400
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
4.875%, 4/15/20, 144A	80,000	80,400
5.75%, 8/01/22, 144A (a)	240,000	238,350
5.625%, 10/15/23, 144A (a)	200,000	193,000
5.50%, 4/15/25, 144A	60,000	55,350
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 144A
6.625%, 5/15/22	240,000	229,800

		1,713,475

Healthcare-Services - 7.8%
Acadia Healthcare Co., Inc.
5.625%, 2/15/23	200,000	208,750
Centene Corp.
5.625%, 2/15/21	330,000	345,470
4.75%, 5/15/22	250,000	262,000
6.125%, 2/15/24	60,000	65,344
4.75%, 1/15/25	125,000	129,375
CHS/Community Health Systems, Inc.
8.00%, 11/15/19 (a)	340,000	342,975
7.125%, 7/15/20	260,000	257,075
5.125%, 8/01/21	240,000	243,900
6.875%, 2/01/22 (a)	540,000	481,950
6.25%, 3/31/23	560,000	582,680
DaVita, Inc.
5.75%, 8/15/22	230,000	238,769
5.125%, 7/15/24	540,000	550,462
5.00%, 5/01/25	100,000	99,625
Envision Healthcare Corp.
5.125%, 7/01/22, 144A	235,000	242,050
5.625%, 7/15/22	180,000	188,527
6.25%, 12/01/24, 144A (a)	75,000	80,437
Fresenius Medical Care US Finance II, Inc.
5.625%, 7/31/19, 144A	300,000	321,375
4.125%, 10/15/20, 144A	200,000	210,124
5.875%, 1/31/22, 144A	35,000	39,025
4.75%, 10/15/24, 144A	60,000	63,601
Fresenius Medical Care US Finance, Inc., 144A
5.75%, 2/15/21	120,000	133,050
HCA Healthcare, Inc.
6.25%, 2/15/21	60,000	65,700

HCA, Inc.
8.00%, 10/01/18	250,000	270,625
3.75%, 3/15/19	120,000	122,850
6.50%, 2/15/20	740,000	814,925
7.50%, 2/15/22	250,000	288,750
5.875%, 3/15/22	200,000	222,500
4.75%, 5/01/23	240,000	256,596
5.875%, 5/01/23	320,000	350,202
5.00%, 3/15/24	300,000	322,170
5.375%, 2/01/25	540,000	569,025
5.25%, 4/15/25	200,000	218,876
5.875%, 2/15/26	300,000	326,625
5.25%, 6/15/26	330,000	359,304
4.50%, 2/15/27	260,000	268,138
HealthSouth Corp.
5.75%, 11/01/24	240,000	249,000
Kindred Healthcare, Inc.
8.00%, 1/15/20	320,000	336,602
6.375%, 4/15/22	120,000	117,450
8.75%, 1/15/23	60,000	62,925
LifePoint Health, Inc.
5.50%, 12/01/21	110,000	114,331
5.875%, 12/01/23	300,000	311,250
MEDNAX, Inc., 144A
5.25%, 12/01/23	160,000	162,800
Molina Healthcare, Inc.
5.375%, 11/15/22	100,000	106,625
MPH Acquisition Holdings LLC, 144A
7.125%, 6/01/24	355,000	380,276
Opal Acquisition, Inc., 144A
8.875%, 12/15/21	100,000	91,000
Select Medical Corp.
6.375%, 6/01/21	250,000	256,875
Tenet Healthcare Corp.
6.25%, 11/01/18	120,000	127,200
5.00%, 3/01/19	300,000	307,314
5.50%, 3/01/19	50,000	51,500
4.75%, 6/01/20	120,000	124,650
8.00%, 8/01/20	240,000	244,800
6.00%, 10/01/20	500,000	536,875
4.375%, 10/01/21	240,000	247,560
7.50%, 1/01/22, 144A	150,000	163,669
8.125%, 4/01/22	450,000	475,875
6.75%, 6/15/23 (a)	300,000	299,199
WellCare Health Plans, Inc.
5.25%, 4/01/25	360,000	380,250

		14,690,876

Household Products/Wares - 0.3%
Spectrum Brands, Inc.
6.625%, 11/15/22	370,000	391,275
5.75%, 7/15/25	180,000	192,168

		583,443

Pharmaceuticals - 2.6%
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 144A
6.00%, 7/15/23	450,000	416,812
Endo Finance LLC, 144A
5.75%, 1/15/22	310,000	298,762
Endo Finance LLC / Endo Finco, Inc., 144A
5.375%, 1/15/23	210,000	191,625
Nature’s Bounty Co., 144A
7.625%, 5/15/21	400,000	419,000
Valeant Pharmaceuticals International
7.00%, 10/01/20, 144A	230,000	220,800
6.375%, 10/15/20, 144A (a)	500,000	472,500
7.25%, 7/15/22, 144A	21,000	18,743
Valeant Pharmaceuticals International, Inc.
6.75%, 8/15/18, 144A	71,000	71,710
5.375%, 3/15/20, 144A	400,000	374,020
7.50%, 7/15/21, 144A (a)	325,000	302,455
5.625%, 12/01/21, 144A	240,000	207,000
5.50%, 3/01/23, 144A	240,000	195,050
5.875%, 5/15/23, 144A	600,000	491,625
7.00%, 3/15/24, 144A	460,000	487,605
6.125%, 4/15/25, 144A (a)	600,000	485,250
Vizient, Inc., 144A
10.375%, 3/01/24	150,000	173,250

		4,826,207

Diversified - 0.2%
Holding Companies-Diversified - 0.2%
HRG Group, Inc.
7.875%, 7/15/19	60,000	61,965
7.75%, 1/15/22	140,000	148,820
Leucadia National Corp.
5.50%, 10/18/23	150,000	162,106
Noble Group Ltd., 144A
6.75%, 1/29/20	200,000	82,000

		454,891

Energy - 12.4%
Coal - 0.4%
CONSOL Energy, Inc.
5.875%, 4/15/22	240,000	237,900
8.00%, 4/01/23 (a)	180,000	190,575
Murray Energy Corp., 144A
11.25%, 4/15/21	290,000	223,300
Peabody Energy Corp., 144A
6.00%, 3/31/22	200,000	201,750

		853,525

Energy-Alternate Sources - 0.2%
TerraForm Power Operating LLC, 144A
6.375%, 2/01/23	335,000	348,400

Oil & Gas - 8.4%
Antero Resources Corp.
5.375%, 11/01/21	230,000	237,475
5.125%, 12/01/22	60,000	60,975
5.625%, 6/01/23	420,000	432,600
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144A
10.00%, 4/01/22	250,000	257,187
Atwood Oceanics, Inc.
6.50%, 2/01/20	100,000	100,375
Baytex Energy Corp., 144A
5.625%, 6/01/24	150,000	137,625
California Resources Corp., 144A
8.00%, 12/15/22	350,000	263,375
Calumet Specialty Products Partners LP / Calumet Finance Corp.
11.50%, 1/15/21, 144A	120,000	140,700
6.50%, 4/15/21	260,000	234,000
Carrizo Oil & Gas, Inc.
7.50%, 9/15/20	230,000	236,037
6.25%, 4/15/23	120,000	117,300
Chesapeake Energy Corp.
6.625%, 8/15/20	200,000	209,000
8.00%, 12/15/22, 144A	670,000	726,950
8.00%, 1/15/25, 144A (a)	162,000	161,797
Citgo Holding, Inc., 144A
10.75%, 2/15/20	230,000	249,550
Concho Resources, Inc.
5.50%, 10/01/22	120,000	124,200
5.50%, 4/01/23	120,000	124,650
4.375%, 1/15/25	190,000	194,750
Continental Resources, Inc.
5.00%, 9/15/22	380,000	381,900
4.50%, 4/15/23	300,000	294,750
3.80%, 6/01/24	160,000	150,304
Denbury Resources, Inc.
9.00%, 5/15/21, 144A	135,000	139,050
5.50%, 5/01/22	120,000	87,600
4.625%, 7/15/23	120,000	80,700
Diamond Offshore Drilling, Inc.
5.875%, 5/01/19	60,000	62,700
Diamondback Energy, Inc., 144A
5.375%, 5/31/25	210,000	217,350
Ensco PLC
4.50%, 10/01/24 (a)	250,000	206,875
EP Energy LLC / Everest Acquisition Finance, Inc.
9.375%, 5/01/20	320,000	294,400
6.375%, 6/15/23	400,000	288,500
8.00%, 2/15/25, 144A	30,000	25,800
Gulfport Energy Corp.
6.00%, 10/15/24, 144A	100,000	98,500
6.375%, 5/15/25, 144A	100,000	99,625
Hilcorp Energy I LP / Hilcorp Finance Co.
5.00%, 12/01/24, 144A	172,000	164,905
5.75%, 10/01/25, 144A	78,000	76,830
Jupiter Resources, Inc., 144A
8.50%, 10/01/22	220,000	174,350

Laredo Petroleum, Inc.
5.625%, 1/15/22	120,000	118,350
7.375%, 5/01/22	60,000	62,025
MEG Energy Corp.
6.375%, 1/30/23, 144A	30,000	25,875
7.00%, 3/31/24, 144A	340,000	295,800
Murphy Oil Corp.
4.00%, 6/01/22	60,000	58,500
4.70%, 12/01/22	231,000	226,380
6.875%, 8/15/24	109,000	114,450
Nabors Industries, Inc.
5.00%, 9/15/20	120,000	123,900
4.625%, 9/15/21	300,000	303,750
5.50%, 1/15/23, 144A	60,000	59,700
Newfield Exploration Co.
5.75%, 1/30/22	270,000	288,900
5.625%, 7/01/24	60,000	63,900
5.375%, 1/01/26	180,000	189,000
Noble Holding International Ltd.
7.75%, 1/15/24 (a)	325,000	288,337
Oasis Petroleum, Inc.
6.875%, 3/15/22	230,000	233,737
Pacific Drilling SA, 144A
5.375%, 6/01/20	150,000	75,750
Parsley Energy LLC / Parsley Finance Corp.
5.375%, 1/15/25, 144A	60,000	61,050
5.25%, 8/15/25, 144A	210,000	212,625
PBF Holding Co. LLC / PBF Finance Corp.
7.00%, 11/15/23 (a)	120,000	120,900
PDC Energy, Inc.
7.75%, 10/15/22	100,000	105,125
Permian Resources LLC, 144A
13.00%, 11/30/20	125,000	145,625
Permian Resources LLC / AEPB Finance Corp., 144A
7.125%, 11/01/20 (a)	250,000	226,250
Pride International LLC
6.875%, 8/15/20	50,000	53,437
QEP Resources, Inc.
5.375%, 10/01/22	30,000	29,475
5.25%, 5/01/23	240,000	234,000
Range Resources Corp., 144A
5.00%, 3/15/23	365,000	357,244
Rowan Cos., Inc.
4.875%, 6/01/22 (a)	110,000	104,913
7.375%, 6/15/25	100,000	98,500
RSP Permian, Inc.
6.625%, 10/01/22	150,000	158,813
Sanchez Energy Corp.
7.75%, 6/15/21 (a)	192,000	181,920
6.125%, 1/15/23 (a)	240,000	212,400
Seven Generations Energy Ltd.
8.25%, 5/15/20, 144A	100,000	105,000
6.75%, 5/01/23, 144A	60,000	63,600
6.875%, 6/30/23, 144A	60,000	63,750
SM Energy Co.
6.125%, 11/15/22	260,000	258,538
6.75%, 9/15/26 (a)	120,000	118,200
Southwestern Energy Co.
5.80%, 1/23/20 (a)	230,000	234,025
4.10%, 3/15/22 (a)	290,000	269,700
6.70%, 1/23/25	120,000	119,100
Sunoco LP / Sunoco Finance Corp.
5.50%, 8/01/20	160,000	165,400
6.25%, 4/15/21	290,000	306,675
6.375%, 4/01/23	60,000	64,200
Tesoro Corp.
5.375%, 10/01/22	50,000	52,125
4.75%, 12/15/23, 144A	60,000	63,450
5.125%, 12/15/26, 144A	210,000	225,750
Transocean, Inc.
6.50%, 11/15/20 (a)	120,000	123,300
8.125%, 12/15/21	296,000	310,060
9.00%, 7/15/23, 144A	180,000	189,000
Tullow Oil PLC
6.00%, 11/01/20, 144A	50,000	48,750
6.25%, 4/15/22, 144A (a)	250,000	235,625
Ultra Resources, Inc., 144A
7.125%, 4/15/25	200,000	200,750
Whiting Petroleum Corp.
5.00%, 3/15/19	240,000	240,600
5.75%, 3/15/21 (a)	220,000	216,920
6.25%, 4/01/23 (a)	30,000	30,000
WPX Energy, Inc.
7.50%, 8/01/20	60,000	63,600
6.00%, 1/15/22	120,000	121,800
8.25%, 8/01/23	257,000	282,700

		15,855,934

Oil & Gas Services - 0.6%
CGG SA
6.50%, 6/01/21	250,000	107,500

SESI LLC
7.125%, 12/15/21 (a)	250,000	250,625
Weatherford International Ltd.
7.75%, 6/15/21	110,000	116,504
4.50%, 4/15/22	5,000	4,663
8.25%, 6/15/23	510,000	541,875
9.875%, 2/15/24, 144A	30,000	33,900

		1,055,067

Pipelines - 2.8%
Cheniere Corpus Christi Holdings LLC
7.00%, 6/30/24	350,000	393,750
5.875%, 3/31/25	200,000	215,500
5.125%, 6/30/27, 144A	250,000	253,750
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
6.25%, 4/01/23	165,000	171,909
5.75%, 4/01/25, 144A	60,000	61,500
DCP Midstream Operating LP
5.35%, 3/15/20, 144A	301,000	316,050
3.875%, 3/15/23	160,000	157,120
Energy Transfer Equity LP
7.50%, 10/15/20	220,000	246,950
5.875%, 1/15/24	190,000	203,775
5.50%, 6/01/27	310,000	327,825
Genesis Energy LP / Genesis Energy Finance Corp.
6.75%, 8/01/22	245,000	253,881
NGPL PipeCo LLC, 144A
9.625%, 6/01/19	120,000	123,450
ONEOK, Inc.
7.50%, 9/01/23	120,000	143,325
Rockies Express Pipeline LLC
6.85%, 7/15/18, 144A	50,000	52,625
6.00%, 1/15/19, 144A	120,000	126,526
5.625%, 4/15/20, 144A	220,000	235,400
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.125%, 11/15/19	200,000	204,000
5.25%, 5/01/23	60,000	62,175
4.25%, 11/15/23	240,000	238,800
6.75%, 3/15/24	60,000	65,400
5.125%, 2/01/25, 144A	60,000	62,325
5.375%, 2/01/27, 144A	30,000	31,425
Tesoro Logistics LP / Tesoro Logistics Finance Corp.
5.875%, 10/01/20	120,000	123,300
6.25%, 10/15/22	180,000	193,500
6.375%, 5/01/24	120,000	131,100
5.25%, 1/15/25	450,000	477,562
Williams Cos., Inc.
3.70%, 1/15/23	120,000	118,800
4.55%, 6/24/24	180,000	185,850

		5,177,573

Financial - 8.4%
Banks - 1.2%
Intesa Sanpaolo SpA
5.017%, 6/26/24, 144A	450,000	440,948
5.71%, 1/15/26, 144A	250,000	254,467
Royal Bank of Scotland Group PLC
6.125%, 12/15/22	410,000	449,686
6.10%, 6/10/23	380,000	417,203
6.00%, 12/19/23	420,000	462,326
5.125%, 5/28/24	200,000	209,970

		2,234,600

Diversified Financial Services - 4.3%
Aircastle Ltd.
6.25%, 12/01/19	150,000	163,125
5.125%, 3/15/21	60,000	64,500
5.50%, 2/15/22	60,000	65,400
5.00%, 4/01/23	300,000	321,189
Ally Financial, Inc.
8.00%, 12/31/18	150,000	162,937
3.50%, 1/27/19	110,000	111,771
3.75%, 11/18/19	300,000	307,500
8.00%, 3/15/20	140,000	159,880
4.125%, 3/30/20	170,000	176,134
7.50%, 9/15/20	120,000	136,200
4.25%, 4/15/21	50,000	51,651
4.125%, 2/13/22	350,000	359,845
4.625%, 5/19/22	60,000	61,875
5.125%, 9/30/24 (a)	60,000	62,438
4.625%, 3/30/25	60,000	60,387
5.75%, 11/20/25 (a)	200,000	208,500
ASP AMC Merger Sub, Inc., 144A
8.00%, 5/15/25	100,000	98,125

CIT Group, Inc.
5.50%, 2/15/19, 144A	134,000	141,705
3.875%, 2/19/19	160,000	164,600
5.375%, 5/15/20	120,000	129,300
5.00%, 8/15/22	320,000	347,104
5.00%, 8/01/23	120,000	129,750
Jefferies Finance LLC / JFIN Co-Issuer Corp., 144A
7.375%, 4/01/20	420,000	436,275
LPL Holdings, Inc., 144A
5.75%, 9/15/25	100,000	103,500
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50%, 8/01/18	120,000	121,275
7.875%, 10/01/20	60,000	61,987
6.50%, 7/01/21	240,000	246,300
Navient Corp.
Series MTN, 8.45%, 6/15/18	405,000	430,596
Series MTN, 5.50%, 1/15/19	180,000	187,200
Series MTN, 4.875%, 6/17/19	170,000	176,086
Series MTN, 8.00%, 3/25/20	150,000	166,125
5.00%, 10/26/20	60,000	61,500
6.625%, 7/26/21	280,000	298,284
Series MTN, 7.25%, 1/25/22	120,000	129,300
5.50%, 1/25/23	240,000	237,826
7.25%, 9/25/23	300,000	316,800
Series MTN, 6.125%, 3/25/24	160,000	160,448
5.875%, 10/25/24	160,000	156,400
OneMain Financial Holdings LLC
6.75%, 12/15/19, 144A	200,000	210,250
7.25%, 12/15/21, 144A	120,000	126,972
Quicken Loans, Inc., 144A
5.75%, 5/01/25	260,000	261,625
Springleaf Finance Corp.
5.25%, 12/15/19	100,000	103,000
8.25%, 12/15/20	490,000	541,450
7.75%, 10/01/21	20,000	21,850
Walter Investment Management Corp.
7.875%, 12/15/21	100,000	60,438

		8,099,403

Insurance - 0.4%
Alliant Holdings Intermediate LLC, 144A
8.25%, 8/01/23	100,000	106,000
Genworth Holdings, Inc.
7.70%, 6/15/20	250,000	245,625
7.625%, 9/24/21 (a)	165,000	157,575
4.90%, 8/15/23	30,000	24,675
HUB International Ltd., 144A
7.875%, 10/01/21	140,000	146,650

		680,525

Real Estate - 0.2%
Howard Hughes Corp., 144A
5.375%, 3/15/25	100,000	103,375
Realogy Group LLC / Realogy Co.-Issuer Corp.
5.25%, 12/01/21, 144A	250,000	263,750
4.875%, 6/01/23, 144A	60,000	60,750

		427,875

Real Estate Investment Trusts - 1.8%
Equinix, Inc.
4.875%, 4/01/20	60,000	61,612
5.375%, 1/01/22	380,000	402,443
5.375%, 4/01/23	180,000	189,396
5.75%, 1/01/25	60,000	65,100
5.875%, 1/15/26	180,000	196,144
5.375%, 5/15/27	250,000	263,673
ESH Hospitality, Inc., 144A
5.25%, 5/01/25	300,000	307,302
FelCor Lodging LP
5.625%, 3/01/23	240,000	252,000
Iron Mountain, Inc.
6.00%, 10/01/20, 144A	140,000	146,300
6.00%, 8/15/23	60,000	63,900
5.75%, 8/15/24	300,000	309,375
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
5.625%, 5/01/24	180,000	195,075
MPT Operating Partnership LP / MPT Finance Corp.
6.375%, 3/01/24	120,000	131,400
5.25%, 8/01/26	150,000	158,250
SBA Communications Corp.
4.875%, 7/15/22	180,000	186,525
4.875%, 9/01/24, 144A	200,000	203,400

Uniti Group, Inc. / CSL Capital LLC
6.00%, 4/15/23, 144A	60,000	63,000
8.25%, 10/15/23	120,000	126,900
7.125%, 12/15/24, 144A	14,000	14,070

		3,335,865

Venture Capital - 0.5%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.875%, 3/15/19	250,000	254,250
6.00%, 8/01/20	230,000	236,613
5.875%, 2/01/22	540,000	555,525

		1,046,388

Industrial - 8.3%
Aerospace/Defense - 1.1%
Arconic, Inc.
5.72%, 2/23/19	100,000	106,317
6.15%, 8/15/20	120,000	132,198
5.40%, 4/15/21	200,000	216,098
5.87%, 2/23/22	60,000	65,850
5.125%, 10/01/24	330,000	352,440
KLX, Inc., 144A
5.875%, 12/01/22	240,000	254,119
TransDigm, Inc.
5.50%, 10/15/20	100,000	102,593
6.00%, 7/15/22	305,000	316,781
6.50%, 7/15/24	120,000	125,100
6.50%, 5/15/25	180,000	186,750
6.375%, 6/15/26	150,000	154,125

		2,012,371

Building Materials - 0.5%
Builders FirstSource, Inc., 144A
5.625%, 9/01/24	200,000	208,250
Standard Industries, Inc.
5.50%, 2/15/23, 144A	120,000	126,750
5.375%, 11/15/24, 144A	240,000	253,500
6.00%, 10/15/25, 144A	120,000	130,200
5.125%, 2/15/21, 144A	110,000	114,950
5.00%, 2/15/27, 144A	60,000	61,575

		895,225

Electrical Components & Equipment - 0.3%
Belden, Inc., 144A
5.50%, 9/01/22	500,000	517,500

Electronics - 0.1%
Ingram Micro, Inc.
5.45%, 12/15/24	125,000	127,089

Engineering & Construction - 0.4%
AECOM
5.75%, 10/15/22	120,000	126,600
5.875%, 10/15/24	430,000	463,325
Tutor Perini Corp., 144A
6.875%, 5/01/25	100,000	104,875

		694,800

Environmental Control - 0.4%
Clean Harbors, Inc.
5.25%, 8/01/20	120,000	122,100
5.125%, 6/01/21	300,000	307,500
Covanta Holding Corp.
5.875%, 3/01/24	200,000	198,000
5.875%, 7/01/25	60,000	58,650
GFL Environmental, Inc., 144A
9.875%, 2/01/21	100,000	109,250

		795,500

Machinery-Construction & Mining - 0.3%
BlueLine Rental Finance Corp. / BlueLine Rental LLC, 144A
9.25%, 3/15/24	260,000	272,350
Vertiv Group Corp., 144A
9.25%, 10/15/24	210,000	227,850

		500,200

CNH Industrial Capital LLC
3.875%, 7/16/18	50,000	51,000
4.375%, 11/06/20	240,000	251,100
4.875%, 4/01/21	60,000	63,861
3.875%, 10/15/21	240,000	245,400
4.375%, 4/05/22	110,000	114,125
Welbilt, Inc.
9.50%, 2/15/24	200,000	233,000
Zebra Technologies Corp.
7.25%, 10/15/22	120,000	129,045

		1,087,531

Metal Fabricate/Hardware - 0.3%
Novelis Corp.
6.25%, 8/15/24, 144A	180,000	190,098
5.875%, 9/30/26, 144A	350,000	363,125

		553,223

Miscellaneous Manufacturing - 0.9%
Amsted Industries, Inc., 144A
5.00%, 3/15/22	125,000	129,375
Bombardier, Inc.
4.75%, 4/15/19, 144A	120,000	122,550
7.75%, 3/15/20, 144A	320,000	346,800
8.75%, 12/01/21, 144A	280,000	312,200
5.75%, 3/15/22, 144A	60,000	60,000
6.00%, 10/15/22, 144A	60,000	60,263
6.125%, 1/15/23, 144A	270,000	271,519
7.50%, 3/15/25, 144A	240,000	248,875
Gates Global LLC / Gates Global Co., 144A
6.00%, 7/15/22	240,000	245,712

		1,797,294

Packaging & Containers - 2.6%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
6.00%, 6/30/21, 144A	50,000	51,688
4.625%, 5/15/23, 144A	350,000	359,187
7.25%, 5/15/24, 144A	250,000	273,750
6.00%, 2/15/25, 144A	400,000	418,000
Ball Corp.
5.00%, 3/15/22	60,000	64,350
5.25%, 7/01/25	555,000	605,089
Berry Plastics Corp.
5.125%, 7/15/23	350,000	368,112
BWAY Holding Co.
5.50%, 4/15/24, 144A	400,000	410,000
7.25%, 4/15/25, 144A	30,000	30,600
Coveris Holdings SA, 144A
7.875%, 11/01/19	225,000	220,500
Crown Americas LLC / Crown Americas Capital Corp. IV
4.50%, 1/15/23	100,000	104,500
Flex Acquisition Co., Inc., 144A
6.875%, 1/15/25	117,000	122,777
Owens-Brockway Glass Container, Inc., 144A
5.875%, 8/15/23	120,000	131,325
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.75%, 10/15/20	400,000	411,200
6.875%, 2/15/21	155,552	159,635
5.125%, 7/15/23, 144A	430,000	447,738
7.00%, 7/15/24, 144A	260,000	280,311
Sealed Air Corp.
4.875%, 12/01/22, 144A	60,000	62,850
5.25%, 4/01/23, 144A	250,000	266,875
5.125%, 12/01/24, 144A	60,000	63,450
5.50%, 9/15/25, 144A	120,000	129,600

		4,981,537

Shipbuilding - 0.1%
Huntington Ingalls Industries, Inc.
5.00%, 12/15/21, 144A	170,000	176,375
5.00%, 11/15/25, 144A	100,000	107,250

		283,625

Transportation - 0.4%
Florida East Coast Holdings Corp., 144A
6.75%, 5/01/19	120,000	123,900
XPO Logistics, Inc.
6.50%, 6/15/22, 144A	490,000	522,071
6.125%, 9/01/23, 144A	60,000	63,525

		709,496

Trucking & Leasing - 0.3%
Park Aerospace Holdings Ltd.
5.25%, 8/15/22, 144A	460,000	484,437
5.50%, 2/15/24, 144A	60,000	63,338

		547,775

Technology - 5.9%
Computers - 1.9%
Dell International LLC / EMC Corp.
5.875%, 6/15/21, 144A	388,000	411,038
7.125%, 6/15/24, 144A (a)	370,000	412,543
Dell, Inc.
4.625%, 4/01/21 (a)	240,000	248,700
EMC Corp.
1.875%, 6/01/18	850,000	845,172
2.65%, 6/01/20	279,000	275,343
Harland Clarke Holdings Corp., 144A
9.25%, 3/01/21	60,000	58,800
NCR Corp.
5.00%, 7/15/22	300,000	307,875
6.375%, 12/15/23	120,000	128,700
Riverbed Technology, Inc., 144A
8.875%, 3/01/23	175,000	176,094
Western Digital Corp.
10.50%, 4/01/24	570,000	669,465

		3,533,730

Office/Business Equipment - 0.1%
CDW LLC / CDW Finance Corp.
5.50%, 12/01/24	240,000	260,400

Semiconductors - 1.2%
Amkor Technology, Inc.
6.375%, 10/01/22	139,000	145,429
Micron Technology, Inc.
5.25%, 8/01/23, 144A	395,000	407,837
5.25%, 1/15/24, 144A	240,000	248,400
NXP BV / NXP Funding LLC
4.125%, 6/01/21, 144A	700,000	740,250
3.875%, 9/01/22, 144A	250,000	261,562
Qorvo, Inc.
6.75%, 12/01/23	80,000	87,900
7.00%, 12/01/25	30,000	33,975
Sensata Technologies BV
4.875%, 10/15/23, 144A	120,000	122,550
5.00%, 10/01/25, 144A	140,000	146,037

		2,193,940

Software - 2.7%
BMC Software Finance, Inc., 144A
8.125%, 7/15/21	300,000	307,890
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144A
5.75%, 3/01/25	150,000	154,687
First Data Corp.
7.00%, 12/01/23, 144A	760,000	822,700
5.00%, 1/15/24, 144A	420,000	436,481
5.75%, 1/15/24, 144A	500,000	530,000
Infor US, Inc.
5.75%, 8/15/20, 144A	150,000	155,813
6.50%, 5/15/22	280,000	292,950
MSCI, Inc.
5.25%, 11/15/24, 144A	60,000	63,654
5.75%, 8/15/25, 144A	120,000	130,620
4.75%, 8/01/26, 144A	300,000	309,000
Nuance Communications, Inc., 144A
5.375%, 8/15/20	260,000	265,525
Open Text Corp.
5.625%, 1/15/23, 144A	120,000	126,750
5.875%, 6/01/26, 144A	280,000	300,476
Quintiles IMS, Inc.
4.875%, 5/15/23, 144A	60,000	61,950
5.00%, 10/15/26, 144A	250,000	258,695
Rackspace Hosting, Inc., 144A
8.625%, 11/15/24	180,000	192,319
Solera LLC / Solera Finance, Inc., 144A
10.50%, 3/01/24	270,000	310,500
SS&C Technologies Holdings, Inc.
5.875%, 7/15/23	100,000	107,363
Veritas US, Inc. / Veritas Bermuda Ltd., 144A
10.50%, 2/01/24	250,000	271,875

		5,099,248

Utilities - 2.8%
Electric - 2.4%
AES Corp.
8.00%, 6/01/20	146,000	168,265
7.375%, 7/01/21	50,000	57,375
5.50%, 3/15/24	400,000	417,000
5.50%, 4/15/25	150,000	156,750
Calpine Corp.
5.375%, 1/15/23 (a)	300,000	295,347
5.50%, 2/01/24	140,000	135,625
5.75%, 1/15/25 (a)	300,000	286,125
5.25%, 6/01/26, 144A	225,000	225,000
DPL, Inc.
7.25%, 10/15/21	120,000	128,700
Dynegy, Inc.
6.75%, 11/01/19	310,000	320,462
7.375%, 11/01/22 (a)	400,000	395,000
7.625%, 11/01/24 (a)	170,000	165,750
8.00%, 1/15/25, 144A (a)	300,000	292,530
GenOn Energy, Inc.
9.50%, 10/15/18	150,000	108,750
IPALCO Enterprises, Inc.
3.45%, 7/15/20	100,000	102,000
NRG Energy, Inc.
6.625%, 3/15/23	310,000	320,881
6.25%, 5/01/24	60,000	60,630
7.25%, 5/15/26	260,000	267,150
6.625%, 1/15/27	300,000	296,250
Talen Energy Supply LLC
4.60%, 12/15/21 (a)	500,000	390,000
9.50%, 7/15/22, 144A	20,000	17,650

		4,607,240

Gas - 0.4%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.50%, 5/20/25	135,000	137,363
5.875%, 8/20/26	240,000	246,000
NGL Energy Partners LP / NGL Energy Finance Corp., 144A
7.50%, 11/01/23	300,000	305,250

		688,613

TOTAL CORPORATE BONDS (Cost $180,982,182)		183,997,512

	Number of Shares	Value
SECURITIES LENDING COLLATERAL - 7.3%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.74% (b)(c) (Cost $13,707,946)	13,707,946	$13,707,946

TOTAL INVESTMENTS - 105.2% (Cost $194,690,128)†		$197,705,458
Other assets and liabilities, net - (5.2%)		(9,755,878)

NET ASSETS - 100.0%		$187,949,580

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $194,690,128. At May 31, 2017, net unrealized appreciation for all securities based on tax cost was $3,015,330. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,796,561 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $781,231.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2017 amounted to $13,210,160, which is 7.0% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (d)	$—	$183,997,512	$—	$183,997,512
Short-Term Investments	13,707,946	—	—	13,707,946

TOTAL	$13,707,946	$183,997,512	$—	$197,705,458

(d)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the period ended May 31, 2017.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive and principal financial officers pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust

By (Signature and Title)*	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date	7/24/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date	7/24/17

By (Signature and Title)*	/s/ Michael Gilligan
Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date	7/24/17

*	Print the name and title of each signing officer under his or her signature.